FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ---------

                       FRANKLIN INVESTORS SECURITIES TRUST
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  650 312-2000
                                                     ------------
Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/10
                          --------

Item 1. Schedule of Investments.


FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT                 VALUE
                                                                                              ----------------       --------------
       MORTGAGE-BACKED SECURITIES 93.4%
   (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 24.0%
       FHLMC, 2.125%, 11/01/16                                                                $        295,940       $      300,566
       FHLMC, 2.459%, 12/01/32                                                                         117,676              119,609
       FHLMC, 2.489%, 4/01/35                                                                       27,895,489           28,468,209
       FHLMC, 2.494%, 12/01/16                                                                         201,287              203,652
       FHLMC, 2.509%, 8/01/18                                                                           57,548               57,048
       FHLMC, 2.575%, 10/01/29                                                                         125,282              127,329
       FHLMC, 2.591%, 10/01/33                                                                       1,200,265            1,229,488
       FHLMC, 2.624%, 7/01/33                                                                          304,076              311,911
       FHLMC, 2.625%, 7/01/18                                                                           17,465               17,323
       FHLMC, 2.635%, 1/01/34                                                                          163,644              167,942
       FHLMC, 2.652%, 11/01/31                                                                       1,406,797            1,441,801
       FHLMC, 2.657%, 9/01/18                                                                          562,002              569,395
       FHLMC, 2.727%, 8/01/33                                                                          126,019              129,549
       FHLMC, 2.735%, 12/01/32                                                                          82,600               85,218
       FHLMC, 2.739%, 4/01/34                                                                          656,281              675,624
       FHLMC, 2.746%, 12/01/35                                                                         249,855              254,826
       FHLMC, 2.747%, 9/01/33                                                                           60,605               61,982
       FHLMC, 2.764%, 3/01/32                                                                          696,783              717,645
       FHLMC, 2.768%, 9/01/33 - 7/01/35                                                                297,254              302,671
       FHLMC, 2.785%, 3/01/32                                                                          239,518              246,259
       FHLMC, 2.798%, 1/01/35                                                                          238,305              245,632
       FHLMC, 2.854%, 10/01/25                                                                         371,912              381,077
       FHLMC, 2.859%, 11/01/32                                                                         139,864              143,593
       FHLMC, 2.864%, 9/01/19                                                                          297,667              303,036
       FHLMC, 2.888%, 10/01/33                                                                       1,323,804            1,365,891
       FHLMC, 2.892%, 4/01/26                                                                          207,177              211,735
       FHLMC, 2.907%, 11/01/33                                                                          62,091               63,720
       FHLMC, 2.911%, 11/01/23                                                                           8,145                8,348
       FHLMC, 2.912%, 5/01/20                                                                          923,336              939,364
       FHLMC, 2.913%, 9/01/34                                                                        1,451,426            1,507,484
       FHLMC, 2.918%, 9/01/32                                                                           81,028               83,446
       FHLMC, 2.919%, 6/01/34                                                                        1,438,112            1,482,351
       FHLMC, 2.928%, 4/01/29                                                                          966,272              985,867
       FHLMC, 2.954%, 6/01/33                                                                           73,151               75,117
       FHLMC, 2.955%, 7/01/30                                                                           22,723               23,368
       FHLMC, 2.967%, 1/01/29                                                                          301,580              311,002
       FHLMC, 2.998%, 7/01/18                                                                          158,132              161,637
       FHLMC, 3.031%, 6/01/30                                                                          177,522              180,557
       FHLMC, 3.033%, 11/01/35                                                                         207,504              213,250
       FHLMC, 3.037%, 8/01/30                                                                           34,704               35,306
       FHLMC, 3.043%, 7/01/35                                                                          987,831            1,021,139
       FHLMC, 3.062%, 7/01/27                                                                          235,138              240,479
       FHLMC, 3.063%, 8/01/30                                                                          407,923              417,966
   (b) FHLMC, 3.07%, 12/01/34                                                                          841,214              864,799
       FHLMC, 3.071%, 8/01/30                                                                        1,819,184            1,872,296
       FHLMC, 3.087%, 5/01/33                                                                           66,577               67,997
   (b) FHLMC, 3.115%, 8/01/35                                                                          473,530              485,099
       FHLMC, 3.117%, 2/01/33                                                                           98,848              101,194
       FHLMC, 3.12%, 7/01/23 - 4/01/25                                                                 115,192              117,749
       FHLMC, 3.126%, 9/01/32                                                                          362,761              374,917
       FHLMC, 3.128%, 5/01/32 - 8/01/34                                                                436,779              450,383
       FHLMC, 3.13%, 9/01/27                                                                            55,479               57,524
   (b) FHLMC, 3.132%, 3/01/35                                                                          149,698              154,031
       FHLMC, 3.136%, 5/01/25                                                                          221,342              226,637
       FHLMC, 3.137%, 4/01/34                                                                           43,003               44,602
       FHLMC, 3.147%, 11/01/28                                                                           6,936                7,147
       FHLMC, 3.154%, 12/01/34                                                                         993,384            1,030,617
       FHLMC, 3.173%, 4/01/19                                                                          554,597              562,576
       FHLMC, 3.175%, 10/01/18 - 10/01/32                                                              135,781              139,118
       FHLMC, 3.177%, 7/01/20                                                                           91,040               93,381
       FHLMC, 3.184%, 10/01/24                                                                         829,693              848,451
       FHLMC, 3.189%, 10/01/31                                                                       1,748,333            1,797,535
       FHLMC, 3.191%, 4/01/34                                                                          100,409              103,219

     Quarterly Statement of Investments   See Notes to Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FHLMC, 3.202%, 4/01/18                                                                 $        635,200       $      648,948
       FHLMC, 3.207%, 8/01/32                                                                        1,774,363            1,834,334
       FHLMC, 3.225%, 9/01/32 - 10/01/32                                                                32,693               33,591
       FHLMC, 3.228%, 4/01/28                                                                          117,021              120,936
       FHLMC, 3.229%, 11/01/25 - 4/01/32                                                                39,005               40,100
       FHLMC, 3.23%, 9/01/31                                                                            94,393               97,170
       FHLMC, 3.233%, 12/01/34                                                                       5,527,932            5,698,923
       FHLMC, 3.234%, 4/01/33                                                                           70,620               72,767
       FHLMC, 3.236%, 1/01/34                                                                          370,195              380,607
       FHLMC, 3.24%, 3/01/19                                                                            41,676               42,601
       FHLMC, 3.246%, 4/01/34                                                                          126,886              130,455
       FHLMC, 3.247%, 9/01/32                                                                           90,274               93,671
       FHLMC, 3.248%, 9/01/31                                                                            3,112                3,197
       FHLMC, 3.249%, 4/01/33                                                                            8,920                9,152
       FHLMC, 3.25%, 4/01/23 - 9/01/31                                                                 181,120              186,552
       FHLMC, 3.254%, 8/01/32                                                                          210,615              216,467
       FHLMC, 3.281%, 8/01/30                                                                           26,975               27,677
       FHLMC, 3.299%, 3/01/35                                                                           34,248               35,219
       FHLMC, 3.304%, 8/01/30                                                                          146,088              150,903
       FHLMC, 3.318%, 7/01/30                                                                          352,047              362,984
       FHLMC, 3.323%, 8/01/31                                                                           49,556               50,960
   (b) FHLMC, 3.325%, 11/01/27 - 11/01/33                                                               45,639               47,218
       FHLMC, 3.326%, 10/01/34                                                                         100,925              103,854
       FHLMC, 3.339%, 8/01/35                                                                          305,461              315,788
       FHLMC, 3.34%, 4/01/29                                                                             3,138                3,221
       FHLMC, 3.343%, 1/01/36                                                                          165,091              171,022
       FHLMC, 3.356%, 3/01/33                                                                           37,751               39,072
       FHLMC, 3.365%, 4/01/30                                                                          299,663              306,753
       FHLMC, 3.375%, 2/01/23 - 11/01/23                                                                74,043               76,255
       FHLMC, 3.378%, 10/01/36                                                                         198,286              204,975
       FHLMC, 3.392%, 12/01/30                                                                       1,667,974            1,730,344
       FHLMC, 3.398%, 7/01/29                                                                           70,106               72,268
       FHLMC, 3.414%, 8/01/34                                                                          227,428              233,500
       FHLMC, 3.419%, 1/01/36                                                                        8,004,328            8,246,464
       FHLMC, 3.424%, 12/01/19                                                                       1,384,077            1,418,033
       FHLMC, 3.441%, 12/01/34                                                                       4,294,669            4,414,217
       FHLMC, 3.468%, 8/01/27                                                                          787,037              807,413
       FHLMC, 3.478%, 7/01/19                                                                           43,501               43,317
       FHLMC, 3.482%, 6/01/34                                                                          344,985              356,832
       FHLMC, 3.492%, 5/01/35                                                                          140,582              145,478
       FHLMC, 3.496%, 7/01/28                                                                           60,450               62,288
       FHLMC, 3.498%, 1/01/29                                                                            3,231                3,328
       FHLMC, 3.50%, 6/01/23 - 5/01/35                                                                 638,261              661,648
       FHLMC, 3.533%, 8/01/31                                                                           97,355              100,961
       FHLMC, 3.566%, 8/01/36                                                                        2,885,129            3,003,208
       FHLMC, 3.568%, 9/01/32                                                                          642,460              661,262
       FHLMC, 3.585%, 12/01/28                                                                         315,104              322,837
       FHLMC, 3.587%, 3/01/18                                                                          104,498              106,584
       FHLMC, 3.588%, 6/01/29                                                                        2,258,622            2,315,738
       FHLMC, 3.652%, 4/01/34                                                                          259,867              267,191
       FHLMC, 3.667%, 4/01/35                                                                          970,618              996,546
       FHLMC, 3.684%, 1/01/29                                                                           28,315               28,988
       FHLMC, 3.699%, 5/01/35                                                                        4,367,737            4,525,885
       FHLMC, 3.704%, 5/01/36                                                                          324,165              336,048
       FHLMC, 3.734%, 8/01/36                                                                          443,788              461,054
       FHLMC, 3.826%, 6/01/35                                                                        1,541,431            1,598,294
       FHLMC, 3.837%, 5/01/32                                                                          283,296              289,452
       FHLMC, 3.841%, 6/01/35                                                                        5,574,852            5,753,105
       FHLMC, 3.845%, 1/01/37                                                                          506,189              526,346
       FHLMC, 3.876%, 11/01/35                                                                      23,557,215           24,709,310
       FHLMC, 3.891%, 11/01/29                                                                         519,383              538,912
       FHLMC, 3.906%, 12/01/31                                                                         284,507              293,854
       FHLMC, 3.955%, 2/01/19                                                                          127,057              127,509
       FHLMC, 3.96%, 2/01/32                                                                            16,828               17,216
       FHLMC, 3.973%, 1/01/33 - 10/01/36                                                             4,013,867            4,112,193
       FHLMC, 3.98%, 5/01/34                                                                           866,742              892,593

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FHLMC, 4.00%, 1/01/32                                                                  $         11,184       $       11,426
       FHLMC, 4.012%, 3/01/32                                                                           42,015               43,089
       FHLMC, 4.015%, 6/01/35                                                                           59,902               61,788
       FHLMC, 4.022%, 6/01/35                                                                           66,967               69,339
       FHLMC, 4.031%, 2/01/32                                                                          180,954              185,753
       FHLMC, 4.033%, 4/01/25                                                                          843,125              842,344
       FHLMC, 4.055%, 1/01/34                                                                          202,772              210,110
   (b) FHLMC, 4.115%, 11/01/35                                                                         342,200              353,423
       FHLMC, 4.147%, 11/01/25                                                                       3,066,833            3,067,563
       FHLMC, 4.156%, 1/01/37                                                                       39,452,816           41,146,109
       FHLMC, 4.17%, 5/01/33                                                                            46,243               47,921
       FHLMC, 4.171%, 3/01/37                                                                        4,958,780            5,186,537
       FHLMC, 4.193%, 6/01/29                                                                           20,139               20,177
       FHLMC, 4.23%, 3/01/35                                                                           903,602              932,742
   (b) FHLMC, 4.24%, 11/01/35                                                                           54,937               56,918
   (b) FHLMC, 4.247%, 10/01/36                                                                       1,212,918            1,268,196
       FHLMC, 4.314%, 6/01/30                                                                           75,451               75,575
       FHLMC, 4.34%, 8/01/35                                                                            51,921               53,850
   (b) FHLMC, 4.365%, 12/01/35                                                                          85,158               87,656
       FHLMC, 4.396%, 2/01/36                                                                        9,947,285           10,348,991
       FHLMC, 4.399%, 3/01/33                                                                           33,867               34,655
       FHLMC, 4.415%, 1/01/23                                                                          186,740              190,516
   (b) FHLMC, 4.427%, 12/01/35                                                                       2,025,229            2,094,775
       FHLMC, 4.593%, 3/01/37                                                                        1,388,497            1,449,251
       FHLMC, 4.596%, 5/01/35                                                                          377,528              389,771
       FHLMC, 4.607%, 7/01/33                                                                          572,815              583,925
       FHLMC, 4.62%, 1/01/30                                                                           281,334              289,860
       FHLMC, 4.661%, 6/01/35                                                                       19,415,604           20,134,017
       FHLMC, 4.667%, 2/01/35                                                                        1,145,455            1,185,079
       FHLMC, 4.674%, 2/01/34                                                                        2,125,529            2,207,738
   (b) FHLMC, 4.686%, 1/01/34                                                                        1,239,617            1,288,685
       FHLMC, 4.792%, 9/01/35                                                                        1,866,752            1,920,128
   (b) FHLMC, 4.799%, 8/01/35                                                                          276,902              288,645
       FHLMC, 4.848%, 9/01/35                                                                        1,911,168            1,999,742
       FHLMC, 4.849%, 12/01/35                                                                      11,190,001           11,708,969
   (b) FHLMC, 4.862%, 6/01/38                                                                          747,582              775,860
       FHLMC, 4.887%, 11/01/34                                                                       3,018,595            3,138,972
       FHLMC, 4.943%, 8/01/35                                                                       16,872,816           17,735,775
       FHLMC, 4.962%, 6/01/26                                                                          322,398              332,378
       FHLMC, 4.983%, 10/01/35                                                                      36,610,551           38,272,082
       FHLMC, 5.054%, 4/01/25                                                                        1,006,350            1,027,381
       FHLMC, 5.056%, 1/01/36                                                                       11,345,958           11,814,850
   (b) FHLMC, 5.057%, 4/01/36                                                                          751,085              786,909
   (b) FHLMC, 5.093%, 6/01/38                                                                          691,694              723,899
   (b) FHLMC, 5.146%, 8/01/35                                                                        1,168,220            1,203,351
       FHLMC, 5.168%, 2/01/36                                                                       24,528,458           25,616,157
       FHLMC, 5.172%, 1/01/37                                                                          822,741              865,070
   (b) FHLMC, 5.24%, 7/01/35                                                                           234,000              247,510
   (b) FHLMC, 5.25%, 5/01/36                                                                         1,266,069            1,320,665
       FHLMC, 5.261%, 11/01/35                                                                         820,040              854,807
       FHLMC, 5.281%, 9/01/35                                                                       39,302,633           40,938,632
       FHLMC, 5.309%, 5/01/36                                                                        7,093,603            7,425,574
       FHLMC, 5.312%, 11/01/30                                                                          22,675               22,736
       FHLMC, 5.323%, 11/01/35                                                                         567,227              589,210
       FHLMC, 5.328%, 4/01/36                                                                          234,446              246,110
   (b) FHLMC, 5.352%, 9/01/37                                                                          652,709              683,870
       FHLMC, 5.369%, 2/01/36                                                                          201,999              211,609
       FHLMC, 5.398%, 3/01/36                                                                        8,317,062            8,707,439
       FHLMC, 5.402%, 2/01/36                                                                        6,763,810            7,095,306
   (b) FHLMC, 5.517%, 4/01/36                                                                          670,495              705,681
       FHLMC, 5.518%, 10/01/36                                                                         441,779              465,613
       FHLMC, 5.559%, 9/01/37                                                                        6,263,959            6,569,427
       FHLMC, 5.567%, 1/01/36                                                                        8,862,374            9,373,503
       FHLMC, 5.569%, 5/01/36                                                                       24,396,513           25,866,648
       FHLMC, 5.584%, 6/01/36                                                                        1,992,554            2,089,558
   (b) FHLMC, 5.618%, 9/01/35                                                                          450,684              478,884

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (b) FHLMC, 5.663%, 2/01/36                                                                 $        805,225       $      849,322
       FHLMC, 5.667%, 4/01/36                                                                        4,607,713            4,861,611
       FHLMC, 5.693%, 12/01/36                                                                         520,874              552,462
       FHLMC, 5.701%, 6/01/36                                                                        2,694,287            2,848,934
       FHLMC, 5.721%, 7/01/36                                                                           58,712               62,239
       FHLMC, 5.723%, 6/01/36                                                                       10,434,886           11,033,625
       FHLMC, 5.765%, 1/01/36                                                                        7,993,203            8,434,422
       FHLMC, 5.767%, 2/01/37                                                                        4,438,132            4,721,310
       FHLMC, 5.796%, 7/01/36                                                                        9,802,983           10,373,484
   (b) FHLMC, 5.804%, 12/01/35                                                                         509,816              540,844
       FHLMC, 5.818%, 11/01/36                                                                      22,216,522           23,584,236
       FHLMC, 5.873%, 7/01/36                                                                        6,638,890            6,962,200
       FHLMC, 5.95%, 4/01/36                                                                        47,470,572           50,386,229
       FHLMC, 5.964%, 2/01/37                                                                          695,346              739,984
       FHLMC, 6.029%, 3/01/37                                                                        1,284,534            1,364,840
       FHLMC, 6.096%, 11/01/35                                                                         393,924              406,660
       FHLMC, 6.129%, 1/01/37                                                                          347,496              372,667
       FHLMC, 6.197%, 12/01/36                                                                       1,988,866            2,117,522
       FHLMC, 6.213%, 9/01/36                                                                        2,908,446            3,090,358
       FHLMC, 6.293%, 6/01/36                                                                          487,443              515,506
       FHLMC, 6.318%, 5/01/26                                                                          146,994              149,307
       FHLMC, 6.635%, 12/01/21                                                                          33,996               34,489
       FHLMC, 7.152%, 5/01/37                                                                          105,943              108,234
       FHLMC, 7.65%, 5/01/15                                                                           107,129              113,595
                                                                                                                     --------------
                                                                                                                        597,219,081
                                                                                                                     --------------
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 68.5%
       FNMA, 1.681%, 8/01/42                                                                            59,745               58,286
       FNMA, 1.891%, 9/01/32                                                                           476,101              495,502
       FNMA, 1.895%, 11/01/31                                                                          288,755              288,876
       FNMA, 1.913%, 3/01/32                                                                           406,986              421,990
       FNMA, 2.018%, 1/01/35                                                                           542,287              556,231
       FNMA, 2.049%, 1/01/35                                                                        17,690,671           18,078,195
   (b) FNMA, 2.08%, 6/01/35                                                                            342,748              356,499
       FNMA, 2.088%, 9/01/33                                                                         2,748,401            2,816,478
       FNMA, 2.106%, 1/01/35                                                                           129,033              128,771
       FNMA, 2.121%, 8/01/34                                                                         1,665,828            1,695,882
       FNMA, 2.123%, 10/01/34                                                                          725,718              738,057
       FNMA, 2.127%, 1/01/35                                                                         1,009,678            1,041,865
       FNMA, 2.129%, 7/01/35                                                                            72,734               74,043
       FNMA, 2.137%, 11/01/32                                                                          791,311              808,780
       FNMA, 2.147%, 1/01/35                                                                         2,294,140            2,367,885
       FNMA, 2.183%, 4/01/34                                                                           199,378              202,852
       FNMA, 2.197%, 1/01/35                                                                           980,736            1,005,195
   (b) FNMA, 2.203%, 5/01/33 - 11/01/34                                                                488,891              508,999
       FNMA, 2.208%, 6/01/33                                                                           480,532              490,137
       FNMA, 2.212%, 6/01/35                                                                           113,074              117,221
       FNMA, 2.213%, 10/01/26                                                                          176,687              179,457
       FNMA, 2.234%, 1/01/19                                                                           310,342              314,153
       FNMA, 2.253%, 2/01/35                                                                         2,158,766            2,250,118
       FNMA, 2.258%, 12/01/20                                                                          170,336              174,620
       FNMA, 2.266%, 11/01/33                                                                          229,028              235,078
       FNMA, 2.267%, 5/01/35                                                                            87,276               89,369
       FNMA, 2.274%, 5/01/35                                                                        20,836,498           21,336,601
       FNMA, 2.28%, 2/01/33                                                                            170,106              176,505
       FNMA, 2.319%, 1/01/32                                                                         1,601,243            1,628,761
       FNMA, 2.32%, 4/01/33                                                                            101,175              103,826
       FNMA, 2.327%, 4/01/33                                                                         4,180,231            4,300,945
       FNMA, 2.342%, 9/01/33                                                                           567,453              578,254
   (b) FNMA, 2.37%, 1/01/35                                                                            555,256              579,033
       FNMA, 2.371%, 5/01/34 - 3/01/35                                                               5,016,315            5,124,812
       FNMA, 2.38%, 10/01/34                                                                         1,383,830            1,418,111
   (b) FNMA, 2.389%, 9/01/35                                                                           218,697              223,635
       FNMA, 2.392%, 4/01/33                                                                           380,141              389,837
       FNMA, 2.401%, 10/01/33                                                                           64,148               65,585
       FNMA, 2.41%, 10/01/35                                                                           244,393              246,093

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FNMA, 2.42%, 8/01/34                                                                   $         57,490       $       58,831
       FNMA, 2.422%, 3/01/32                                                                           920,722              934,767
       FNMA, 2.429%, 10/01/34                                                                          261,823              268,726
       FNMA, 2.445%, 3/01/32                                                                           981,748            1,004,008
       FNMA, 2.448%, 5/01/34                                                                           233,059              238,222
       FNMA, 2.47%, 11/01/27 - 12/01/33                                                                459,979              464,890
       FNMA, 2.481%, 3/01/20                                                                         1,376,872            1,383,031
       FNMA, 2.484%, 10/01/33                                                                          280,385              283,151
       FNMA, 2.489%, 1/01/35                                                                           309,169              316,776
       FNMA, 2.492%, 9/01/34                                                                           442,470              451,993
       FNMA, 2.493%, 1/01/28                                                                            14,966               15,387
       FNMA, 2.496%, 8/01/34                                                                           301,591              309,306
       FNMA, 2.50%, 1/01/21 - 10/01/34                                                                 125,900              128,899
       FNMA, 2.502%, 12/01/34                                                                          244,919              249,930
       FNMA, 2.504%, 12/01/32                                                                        1,093,167            1,123,701
       FNMA, 2.509%, 8/01/33 - 3/01/35                                                              12,611,654           12,839,997
       FNMA, 2.51%, 3/01/34                                                                             78,572               79,444
       FNMA, 2.512%, 5/01/18                                                                            50,725               51,189
       FNMA, 2.513%, 2/01/35                                                                         6,001,459            6,041,199
       FNMA, 2.516%, 1/01/34                                                                           789,113              803,944
       FNMA, 2.522%, 3/01/33                                                                         1,988,071            2,023,911
       FNMA, 2.533%, 6/01/33                                                                            67,562               68,721
       FNMA, 2.538%, 11/01/34                                                                          180,862              186,468
       FNMA, 2.539%, 5/01/35                                                                            46,101               47,175
       FNMA, 2.54%, 10/01/34                                                                           474,576              487,168
       FNMA, 2.548%, 10/01/34                                                                          110,894              113,576
       FNMA, 2.55%, 9/01/16                                                                             16,381               15,835
       FNMA, 2.559%, 5/01/19                                                                           171,677              173,268
       FNMA, 2.56%, 1/01/32                                                                              6,088                6,094
       FNMA, 2.572%, 1/01/35                                                                           183,297              188,358
       FNMA, 2.575%, 3/01/32                                                                           250,500              254,714
       FNMA, 2.587%, 7/01/34                                                                            74,136               77,030
       FNMA, 2.59%, 2/01/33                                                                             22,878               23,555
       FNMA, 2.595%, 6/01/19                                                                           167,606              170,930
       FNMA, 2.60%, 4/01/18 - 4/01/34                                                                1,311,714            1,357,374
       FNMA, 2.604%, 12/01/34                                                                        5,677,932            5,788,100
       FNMA, 2.617%, 8/01/34                                                                           681,766              704,222
       FNMA, 2.625%, 2/01/19 - 11/01/35                                                                466,205              473,998
       FNMA, 2.627%, 8/01/34                                                                         3,276,573            3,389,681
       FNMA, 2.629%, 2/01/32                                                                            46,972               48,018
       FNMA, 2.632%, 2/01/34                                                                         2,117,493            2,144,176
       FNMA, 2.634%, 10/01/32                                                                          630,872              644,189
       FNMA, 2.642%, 1/01/35                                                                         6,091,936            6,270,179
       FNMA, 2.645%, 3/01/32 - 12/01/32                                                                207,707              211,249
       FNMA, 2.65%, 11/01/33                                                                           433,242              446,167
       FNMA, 2.651%, 1/01/32                                                                           784,577              801,677
       FNMA, 2.654%, 9/01/15                                                                           302,321              301,785
       FNMA, 2.66%, 1/01/29                                                                            429,458              438,718
       FNMA, 2.665%, 1/01/33                                                                            25,955               26,541
       FNMA, 2.668%, 2/01/32                                                                           326,002              331,823
       FNMA, 2.669%, 8/01/33                                                                           451,444              460,685
       FNMA, 2.684%, 7/01/40                                                                           150,853              156,214
       FNMA, 2.688%, 1/01/35                                                                           408,278              415,054
       FNMA, 2.696%, 4/01/31                                                                           108,268              110,577
       FNMA, 2.70%, 1/01/32                                                                            241,058              246,333
       FNMA, 2.718%, 9/01/32                                                                         1,810,956            1,849,819
       FNMA, 2.72%, 10/01/34                                                                           141,214              143,930
       FNMA, 2.725%, 11/01/33                                                                          182,304              188,614
       FNMA, 2.727%, 12/01/18 - 7/01/24                                                                869,773              884,317
       FNMA, 2.728%, 8/01/35                                                                         6,643,120            6,779,702
       FNMA, 2.729%, 1/01/33                                                                            64,958               66,112
       FNMA, 2.731%, 1/01/16                                                                           440,207              442,659
       FNMA, 2.735%, 4/01/34                                                                            65,722               67,234
       FNMA, 2.743%, 12/01/17                                                                           64,126               65,097
       FNMA, 2.75%, 2/01/33                                                                            117,843              119,986
       FNMA, 2.76%, 1/01/35                                                                             31,303               32,678

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FNMA, 2.77%, 6/01/34                                                                   $        152,580       $      155,905
       FNMA, 2.773%, 4/01/34 - 1/01/35                                                               6,728,842            6,885,039
   (b) FNMA, 2.778%, 1/01/35                                                                         1,404,875            1,462,377
       FNMA, 2.79%, 1/01/34                                                                            481,988              491,573
       FNMA, 2.792%, 4/01/35                                                                           278,426              284,433
       FNMA, 2.795%, 8/01/34                                                                           106,916              110,906
       FNMA, 2.799%, 10/01/33                                                                           23,356               24,169
       FNMA, 2.801%, 12/01/20                                                                          160,209              163,284
       FNMA, 2.803%, 4/01/31                                                                         1,021,361            1,049,215
       FNMA, 2.805%, 6/01/32 - 1/01/37                                                                 869,270              890,310
       FNMA, 2.811%, 10/01/36                                                                         140,540              147,044
   (b) FNMA, 2.813%, 8/01/35 - 9/01/35                                                                 126,744              130,245
       FNMA, 2.816%, 9/01/32                                                                           653,379              676,579
   (b) FNMA, 2.817%, 1/01/34                                                                           274,160              279,294
       FNMA, 2.818%, 8/01/34 - 12/01/34                                                              3,286,848            3,356,669
       FNMA, 2.82%, 7/01/32                                                                            117,680              118,819
       FNMA, 2.824%, 1/01/34                                                                            20,977               21,727
       FNMA, 2.83%, 10/01/34                                                                           174,739              180,167
       FNMA, 2.832%, 4/01/34                                                                            63,149               64,375
       FNMA, 2.837%, 11/01/17                                                                          148,847              151,702
       FNMA, 2.843%, 11/01/31 - 1/01/35                                                              5,487,452            5,622,063
       FNMA, 2.847%, 5/01/18 - 12/01/34                                                              5,327,889            5,465,439
       FNMA, 2.854%, 4/01/19                                                                           483,223              494,852
       FNMA, 2.855%, 11/01/34                                                                           93,563               97,497
       FNMA, 2.863%, 10/01/34                                                                        8,991,072            9,128,269
       FNMA, 2.866%, 12/01/28 - 2/01/31                                                              1,009,325            1,029,788
       FNMA, 2.871%, 6/01/19 - 10/01/34                                                                290,255              296,736
       FNMA, 2.884%, 2/01/25                                                                           487,023              505,504
       FNMA, 2.892%, 1/01/35                                                                           127,745              130,797
       FNMA, 2.894%, 6/01/33                                                                         1,479,650            1,523,316
       FNMA, 2.895%, 3/01/19 - 11/01/34                                                              8,988,662            9,196,221
       FNMA, 2.898%, 2/01/34                                                                            34,584               35,435
       FNMA, 2.899%, 2/01/32                                                                           535,449              552,742
       FNMA, 2.91%, 2/01/35                                                                              4,726                4,846
       FNMA, 2.914%, 9/01/18                                                                         1,889,180            1,945,012
       FNMA, 2.92%, 1/01/34                                                                            367,907              377,402
       FNMA, 2.921%, 3/01/35                                                                             5,575                5,845
       FNMA, 2.923%, 6/01/19 - 7/01/34                                                               1,079,444            1,100,279
       FNMA, 2.93%, 10/01/34                                                                           176,103              179,917
       FNMA, 2.939%, 10/01/31                                                                          214,158              218,618
       FNMA, 2.944%, 11/01/20                                                                          126,527              129,692
       FNMA, 2.947%, 5/01/19                                                                           628,956              638,913
       FNMA, 2.951%, 6/01/33                                                                           467,929              485,829
       FNMA, 2.956%, 4/01/18                                                                            82,216               83,503
       FNMA, 2.96%, 1/01/31                                                                            690,688              709,638
       FNMA, 2.961%, 10/01/26                                                                          203,125              208,726
       FNMA, 2.963%, 4/01/22                                                                           810,501              826,305
       FNMA, 2.964%, 3/01/20                                                                           102,546              104,918
       FNMA, 2.965%, 3/01/33 - 5/01/33                                                                 401,798              411,706
       FNMA, 2.966%, 7/01/33                                                                           461,703              476,527
       FNMA, 2.979%, 7/01/33                                                                            32,826               33,887
       FNMA, 2.98%, 8/01/34 - 1/01/45                                                                  288,266              298,368
       FNMA, 2.982%, 10/01/28                                                                            8,246                8,419
       FNMA, 2.988%, 10/01/19 - 8/01/30                                                                338,741              346,151
   (b) FNMA, 2.993%, 5/01/25 - 5/01/34                                                                 654,994              667,418
       FNMA, 2.994%, 3/01/25                                                                           133,874              137,130
       FNMA, 2.995%, 8/01/27                                                                           307,420              314,012
       FNMA, 2.996%, 1/01/34                                                                           170,357              177,730
       FNMA, 2.997%, 12/01/29                                                                           89,220               91,135
   (b) FNMA, 3.00%, 1/01/19 - 5/01/36                                                                1,752,183            1,794,976
       FNMA, 3.001%, 10/01/34                                                                          757,802              770,445
       FNMA, 3.003%, 8/01/35                                                                         3,442,276            3,516,092
       FNMA, 3.01%, 12/01/34                                                                           467,034              478,652
       FNMA, 3.02%, 2/01/34                                                                             99,712               99,248
       FNMA, 3.021%, 6/01/32                                                                           113,849              118,414
       FNMA, 3.023%, 1/01/32                                                                            71,602               73,968

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FNMA, 3.024%, 12/01/27                                                                 $        596,431       $      610,837
       FNMA, 3.025%, 10/01/25 - 10/01/32                                                               507,422              517,446
       FNMA, 3.029%, 2/01/36                                                                            43,195               44,416
       FNMA, 3.03%, 2/01/35                                                                            123,988              126,874
       FNMA, 3.033%, 2/01/34                                                                           590,523              608,130
       FNMA, 3.035%, 8/01/33                                                                            79,432               82,410
       FNMA, 3.04%, 3/01/19                                                                            109,839              111,590
       FNMA, 3.045%, 9/01/33                                                                           286,503              293,214
       FNMA, 3.052%, 2/01/34                                                                         3,831,891            3,928,698
       FNMA, 3.058%, 8/01/34                                                                           118,401              122,415
       FNMA, 3.06%, 2/01/35                                                                            249,547              256,526
   (b) FNMA, 3.063%, 1/01/33                                                                           566,841              584,800
   (b) FNMA, 3.065%, 3/01/22 - 10/01/34                                                                658,378              676,061
       FNMA, 3.067%, 6/01/31                                                                           291,428              300,195
       FNMA, 3.069%, 12/01/24 - 5/01/27                                                              1,149,686            1,181,832
       FNMA, 3.07%, 5/01/31                                                                             24,070               24,853
       FNMA, 3.072%, 12/01/33                                                                        2,918,325            3,001,030
       FNMA, 3.072%, 11/01/34                                                                       25,543,690           26,233,134
       FNMA, 3.074%, 9/01/22                                                                           664,606              679,838
       FNMA, 3.075%, 6/01/32                                                                           443,298              460,842
       FNMA, 3.076%, 5/01/29                                                                           153,584              157,078
   (b) FNMA, 3.078%, 10/01/34                                                                          412,667              423,913
       FNMA, 3.08%, 3/01/18                                                                             45,181               45,888
       FNMA, 3.083%, 2/01/34                                                                           516,426              530,029
       FNMA, 3.085%, 9/01/34                                                                            10,859               11,160
       FNMA, 3.091%, 4/01/18                                                                           119,571              122,096
       FNMA, 3.094%, 3/01/33                                                                         1,192,816            1,224,414
       FNMA, 3.095%, 11/01/33                                                                       32,756,108           33,671,368
       FNMA, 3.099%, 7/01/23 - 4/01/34                                                               5,124,149            5,227,184
       FNMA, 3.108%, 5/01/28                                                                           411,794              430,553
       FNMA, 3.109%, 2/01/34                                                                           278,692              286,578
       FNMA, 3.114%, 9/01/33                                                                            66,349               68,266
       FNMA, 3.118%, 6/01/27 - 1/01/34                                                                 402,306              413,006
       FNMA, 3.121%, 7/01/33                                                                           542,579              556,977
       FNMA, 3.123%, 1/01/34                                                                            24,244               24,979
       FNMA, 3.124%, 10/01/35                                                                           74,313               76,218
   (b) FNMA, 3.125%, 7/01/18 - 2/01/36                                                                 854,869              887,736
       FNMA, 3.128%, 10/01/32 - 9/01/34                                                                218,519              224,356
       FNMA, 3.135%, 8/01/29                                                                           238,176              240,990
       FNMA, 3.142%, 9/01/31                                                                           137,476              142,909
       FNMA, 3.145%, 4/01/36                                                                           436,685              446,391
       FNMA, 3.147%, 2/01/16                                                                           195,038              197,077
       FNMA, 3.148%, 9/01/34                                                                            42,998               44,344
       FNMA, 3.149%, 7/01/31                                                                            45,245               46,873
       FNMA, 3.151%, 9/01/34                                                                            22,875               23,433
       FNMA, 3.152%, 8/01/28                                                                         1,043,123            1,077,944
       FNMA, 3.155%, 6/01/31 - 11/01/36                                                              1,052,993            1,086,910
       FNMA, 3.157%, 1/01/36                                                                        10,621,263           10,945,215
       FNMA, 3.158%, 7/01/25                                                                            68,275               70,347
       FNMA, 3.16%, 12/01/34                                                                         5,867,102            6,133,309
       FNMA, 3.162%, 3/01 /19 - 5/01/28                                                              3,348,116            3,422,894
       FNMA, 3.165%, 8/01/32                                                                            36,587               37,347
       FNMA, 3.167%, 4/01/35                                                                           567,628              581,446
       FNMA, 3.172%, 3/01/35                                                                            15,452               15,928
       FNMA, 3.179%, 4/01/33 - 9/01/33                                                                 274,196              283,801
       FNMA, 3.18%, 11/01/19 - 8/01/31                                                                 234,389              236,596
       FNMA, 3.187%, 12/01/19                                                                          218,480              219,583
       FNMA, 3.189%, 7/01/34                                                                            21,114               21,795
       FNMA, 3.194%, 4/01/35                                                                           153,769              159,526
       FNMA, 3.195%, 9/01/34                                                                           110,436              114,103
       FNMA, 3.20%, 11/01/27 - 4/01/32                                                                 628,650              647,372
       FNMA, 3.201%, 4/01/19                                                                           512,566              520,765
       FNMA, 3.205%, 3/01/21                                                                            48,527               49,684
       FNMA, 3.207%, 5/01/25                                                                           739,305              756,934
       FNMA, 3.211%, 2/01/18                                                                           112,090              114,565
       FNMA, 3.213%, 9/01/34                                                                           287,811              297,971

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FNMA, 3.215%, 5/01/31 - 9/01/32                                                        $        150,366       $      155,331
       FNMA, 3.219%, 8/01/33                                                                            91,064               94,064
       FNMA, 3.223%, 4/01/30                                                                           471,855              491,182
       FNMA, 3.225%, 3/01/18                                                                            57,248               57,524
       FNMA, 3.228%, 1/01/31                                                                           275,007              282,055
       FNMA, 3.23%, 1/01/33                                                                            310,494              320,106
       FNMA, 3.235%, 9/01/32                                                                           307,968              314,480
       FNMA, 3.24%, 3/01/35                                                                          6,034,520            6,264,350
       FNMA, 3.241%, 9/01/34 - 10/01/34                                                                163,863              169,398
       FNMA, 3.242%, 9/01/39                                                                           549,934              567,575
   (b) FNMA, 3.244%, 12/01/23 - 4/01/34                                                                602,833              629,393
       FNMA, 3.245%, 2/01/32                                                                         1,092,291            1,127,942
       FNMA, 3.249%, 9/01/35                                                                         1,178,329            1,215,812
       FNMA, 3.25%, 10/01/30                                                                           249,338              255,966
   (b) FNMA, 3.259%, 10/01/35                                                                          531,399              549,863
       FNMA, 3.26%, 8/01/33                                                                            793,150              820,324
       FNMA, 3.263%, 2/01/29                                                                           206,526              213,952
       FNMA, 3.266%, 10/01/34                                                                       24,010,126           24,966,204
       FNMA, 3.267%, 7/01/35                                                                         1,229,423            1,266,757
       FNMA, 3.268%, 8/01/34                                                                            16,530               17,113
       FNMA, 3.276%, 9/01/32                                                                           396,560              408,269
       FNMA, 3.277%, 7/01/27                                                                             7,863                8,097
   (b) FNMA, 3.278%, 1/01/35                                                                           623,215              653,051
       FNMA, 3.28%, 4/01/33                                                                              5,382                5,482
       FNMA, 3.284%, 3/01/34                                                                            23,777               24,357
       FNMA, 3.288%, 8/01/33                                                                           141,008              145,881
       FNMA, 3.293%, 1/01/18                                                                         5,283,786            5,351,941
       FNMA, 3.309%, 11/01/34                                                                          345,084              347,157
       FNMA, 3.312%, 2/01/33                                                                           304,976              313,676
       FNMA, 3.319%, 10/01/18 - 7/01/34                                                                493,224              509,373
       FNMA, 3.32%, 5/01/34 - 9/01/35                                                                4,232,511            4,362,210
       FNMA, 3.321%, 5/01/29                                                                           137,785              141,348
       FNMA, 3.325%, 3/01/23                                                                            16,969               17,496
       FNMA, 3.327%, 1/01/36                                                                         7,492,392            7,751,184
       FNMA, 3.331%, 11/01/17                                                                          258,531              266,224
       FNMA, 3.332%, 9/01/34                                                                         1,967,429            2,031,620
       FNMA, 3.334%, 8/01/33 - 1/01/37                                                               1,555,644            1,606,998
       FNMA, 3.336%, 5/01/32                                                                           615,937              639,758
       FNMA, 3.34%, 3/01/32 - 5/01/32                                                                  605,471              617,418
       FNMA, 3.344%, 9/01/17 - 6/01/38                                                               3,053,905            3,106,225
       FNMA, 3.345%, 3/01/28 - 2/01/32                                                                 218,842              224,120
       FNMA, 3.347%, 12/01/30                                                                           21,435               22,226
       FNMA, 3.348%, 9/01/29 - 2/01/34                                                               3,273,456            3,372,336
       FNMA, 3.353%, 4/01/32                                                                           171,018              174,015
       FNMA, 3.354%, 4/01/19                                                                           168,888              173,270
       FNMA, 3.358%, 7/01/34 - 5/01/36                                                               1,439,511            1,452,795
       FNMA, 3.359%, 7/01/33                                                                         2,743,062            2,819,498
       FNMA, 3.37%, 6/01/19 - 9/01/35                                                                1,137,341            1,171,646
       FNMA, 3.374%, 7/01/34                                                                            21,861               22,512
   (b) FNMA, 3.375%, 7/01/35                                                                           272,299              284,357
       FNMA, 3.376%, 6/01/20                                                                           999,581            1,023,939
       FNMA, 3.377%, 3/01/19                                                                            92,381               93,549
       FNMA, 3.38%, 7/01/35                                                                            110,239              113,224
       FNMA, 3.381%, 7/01/34                                                                           234,036              241,737
       FNMA, 3.384%, 9/01/34                                                                            42,393               43,975
   (b) FNMA, 3.385%, 7/01/35                                                                           138,500              142,665
       FNMA, 3.393%, 5/01/35                                                                        10,645,481           10,906,613
       FNMA, 3.395%, 4/01/34                                                                           155,637              159,696
       FNMA, 3.414%, 2/01/33                                                                           371,598              383,887
       FNMA, 3.417%, 11/01/36                                                                          106,447              107,248
       FNMA, 3.423%, 8/01/34                                                                           193,265              198,835
       FNMA, 3.43%, 7/01/34 - 3/01/35                                                                  403,971              414,969
       FNMA, 3.432%, 9/01/34                                                                           181,065              187,847
       FNMA, 3.437%, 9/01/34                                                                            48,161               49,541
       FNMA, 3.438%, 8/01/36                                                                        25,820,090           26,613,482
       FNMA, 3.439%, 1/01/29                                                                           327,211              335,695

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FNMA, 3.445%, 9/01/19                                                                  $        207,269       $      214,345
       FNMA, 3.448%, 3/01/32                                                                           883,329              909,408
   (b) FNMA, 3.46%, 11/01/33                                                                         1,021,468            1,057,130
       FNMA, 3.473%, 7/01/35                                                                            72,194               74,425
       FNMA, 3.482%, 6/01/35                                                                            70,169               72,297
       FNMA, 3.50%, 10/01/18 - 3/01/33                                                                 228,863              233,482
       FNMA, 3.502%, 7/01/28                                                                           170,662              174,916
       FNMA, 3.505%, 6/01/28                                                                         1,606,176            1,654,386
   (b) FNMA, 3.51%, 7/01/34 - 11/01/35                                                                 814,990              842,009
   (b) FNMA, 3.512%, 9/01/33                                                                           501,415              517,635
       FNMA, 3.518%, 7/01/34                                                                        13,457,478           13,879,411
       FNMA, 3.52%, 7/01/36                                                                            807,600              839,547
       FNMA, 3.526%, 10/01/22                                                                          424,634              440,402
       FNMA, 3.527%, 3/01/35                                                                            63,074               65,103
       FNMA, 3.534%, 9/01/29                                                                           234,408              236,723
   (b) FNMA, 3.536%, 1/01/36                                                                           592,516              609,448
       FNMA, 3.542%, 8/01/26                                                                           103,977              107,491
       FNMA, 3.55%, 8/01/16 - 8/01/34                                                                  193,827              199,159
   (b) FNMA, 3.553%, 11/01/35                                                                          237,323              244,136
       FNMA, 3.554%, 5/01/36                                                                            93,230               97,155
       FNMA, 3.561%, 7/01/26                                                                           616,571              632,576
       FNMA, 3.561%, 1/01/36                                                                        36,075,836           37,377,434
       FNMA, 3.564%, 10/01/33                                                                          445,119              462,042
       FNMA, 3.57%, 6/01/32                                                                             69,887               72,231
       FNMA, 3.573%, 3/01/32                                                                           179,896              184,490
       FNMA, 3.58%, 3/01/34                                                                            791,901              814,572
       FNMA, 3.581%, 3/01/35                                                                        43,185,586           44,573,170
       FNMA, 3.582%, 7/01/34                                                                        13,866,445           14,324,101
       FNMA, 3.583%, 9/01/35                                                                        11,471,631           11,875,297
       FNMA, 3.59%, 6/01/32 - 3/01/34                                                                1,308,343            1,343,922
       FNMA, 3.598%, 9/01/25                                                                           200,547              207,196
       FNMA, 3.608%, 4/01/32 - 1/01/34                                                                 367,252              378,247
       FNMA, 3.61%, 5/01/33                                                                            732,274              755,776
       FNMA, 3.621%, 1/01/19                                                                           249,444              253,844
       FNMA, 3.622%, 6/01/33                                                                            97,991              101,050
   (b) FNMA, 3.625%, 6/01/35 - 5/01/36                                                               2,335,400            2,357,570
       FNMA, 3.627%, 12/01/19                                                                          414,635              422,967
       FNMA, 3.641%, 1/01/25                                                                         1,066,078            1,103,650
       FNMA, 3.643%, 4/01/34                                                                           145,748              150,011
       FNMA, 3.648%, 9/01/36                                                                           691,698              724,751
   (b) FNMA, 3.655%, 8/01/32 - 3/01/33                                                                 104,425              108,224
       FNMA, 3.664%, 6/01/35                                                                           202,523              210,031
       FNMA, 3.672%, 5/01/32                                                                           392,847              406,897
   (b) FNMA, 3.673%, 10/01/35 - 2/01/36                                                              1,847,865            1,910,217
       FNMA, 3.674%, 5/01/34                                                                           365,529              377,556
       FNMA, 3.691%, 10/01/35                                                                          105,113              109,470
       FNMA, 3.693%, 4/01/34                                                                         2,368,907            2,431,181
       FNMA, 3.695%, 10/01/35                                                                          202,276              206,766
       FNMA, 3.703%, 12/01/34                                                                        4,351,069            4,484,073
       FNMA, 3.705%, 6/01/19                                                                           180,802              185,678
       FNMA, 3.714%, 4/01/33                                                                           579,669              599,160
       FNMA, 3.715%, 4/01/35                                                                         1,089,139            1,128,234
       FNMA, 3.72%, 5/01/19                                                                            227,436              231,756
       FNMA, 3.723%, 8/01/21 - 4/01/35                                                               8,213,843            8,526,173
   (b) FNMA, 3.726%, 7/01/35 - 11/01/36                                                              1,423,566            1,476,945
       FNMA, 3.735%, 5/01/33                                                                            55,513               57,563
   (b) FNMA, 3.75%, 5/01/34                                                                            121,723              126,368
   (b) FNMA, 3.752%, 1/01/36                                                                         1,283,114            1,333,559
       FNMA, 3.766%, 1/01/34                                                                           495,544              498,257
       FNMA, 3.769%, 2/01/28                                                                           154,466              159,633
       FNMA, 3.774%, 2/01/34                                                                            47,807               49,214
       FNMA, 3.778%, 6/01/20                                                                           290,306              300,196
       FNMA, 3.788%, 12/01/33                                                                          235,842              244,471
   (b) FNMA, 3.80%, 1/01/33 - 5/01/35                                                                8,171,516            8,393,386
       FNMA, 3.802%, 6/01/34                                                                         1,821,588            1,885,238
       FNMA, 3.803%, 3/01/35                                                                            21,157               21,832

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FNMA, 3.804%, 6/01/35                                                                  $      2,622,067       $    2,720,242
       FNMA, 3.806%, 5/01/35                                                                            25,738               26,677
   (b) FNMA, 3.809%, 11/01/35                                                                          460,611              474,760
       FNMA, 3.811%, 4/01/32                                                                            78,266               80,933
   (b) FNMA, 3.84%, 12/01/33 - 11/01/35                                                              2,456,267            2,558,997
   (b) FNMA, 3.844%, 12/01/35                                                                          602,600              629,252
   (b) FNMA, 3.853%, 6/01/33 - 12/01/35                                                                257,160              268,173
       FNMA, 3.905%, 1/01/37                                                                        33,183,269           34,577,328
       FNMA, 3.907%, 10/01/28                                                                          101,711              101,431
   (b) FNMA, 3.912%, 4/01/32                                                                            55,291               56,908
       FNMA, 3.945%, 2/01/35                                                                            18,382               19,010
       FNMA, 3.96%, 6/01/17                                                                              3,052                3,124
       FNMA, 3.977%, 3/01/33                                                                           686,002              709,145
       FNMA, 3.996%, 9/01/33                                                                         1,198,318            1,220,612
   (b) FNMA, 4.00%, 3/01/35                                                                            664,014              680,093
   (b) FNMA, 4.003%, 11/01/35                                                                          961,302              996,845
       FNMA, 4.018%, 5/01/35                                                                         3,090,198            3,184,298
       FNMA, 4.035%, 5/01/35                                                                           167,735              174,483
   (b) FNMA, 4.036%, 8/01/32                                                                           824,608              860,850
   (b) FNMA, 4.042%, 9/01/32                                                                         1,938,022            1,989,866
       FNMA, 4.074%, 9/01/33                                                                           227,312              234,040
       FNMA, 4.106%, 9/01/33                                                                           275,613              286,335
   (b) FNMA, 4.107%, 11/01/35                                                                          395,133              411,926
       FNMA, 4.111%, 2/01/35                                                                        13,347,779           13,879,982
       FNMA, 4.128%, 8/01/33                                                                           354,273              364,636
       FNMA, 4.13%, 9/01/33                                                                          2,165,087            2,257,889
       FNMA, 4.135%, 12/01/35                                                                        3,332,127            3,469,269
       FNMA, 4.141%, 8/01/33                                                                           247,441              252,472
       FNMA, 4.147%, 3/01/35                                                                        19,683,247           20,061,846
       FNMA, 4.18%, 2/01/35                                                                             47,084               48,388
       FNMA, 4.182%, 7/01/36                                                                         2,093,604            2,191,298
   (b) FNMA, 4.185%, 9/01/35                                                                           479,905              496,486
       FNMA, 4.189%, 4/01/34                                                                           200,244              207,892
       FNMA, 4.202%, 7/01/35                                                                        10,632,591           10,848,302
       FNMA, 4.222%, 4/01/38                                                                         6,173,384            6,442,516
   (b) FNMA, 4.232%, 10/01/32                                                                          257,783              268,849
   (b) FNMA, 4.236%, 11/01/35                                                                          316,549              330,983
       FNMA, 4.25%, 1/01/17 - 8/01/35                                                                  875,136              904,131
       FNMA, 4.271%, 8/01/33                                                                         6,849,588            7,074,074
       FNMA, 4.288%, 6/01/36                                                                           198,417              208,257
       FNMA, 4.298%, 4/01/38                                                                         2,311,308            2,394,038
   (b) FNMA, 4.299%, 10/01/35                                                                        1,104,795            1,144,560
   (b) FNMA, 4.309%, 7/01/34                                                                           250,324              256,350
       FNMA, 4.317%, 12/01/36                                                                       47,750,137           50,053,082
   (b) FNMA, 4.354%, 9/01/35                                                                           277,096              285,457
       FNMA, 4.36%, 10/01/33                                                                           180,770              188,544
       FNMA, 4.362%, 5/01/36                                                                        18,528,598           19,123,984
   (b) FNMA, 4.369%, 10/01/33                                                                          253,484              262,629
   (b) FNMA, 4.391%, 5/01/34 - 7/01/35                                                                 773,102              803,795
   (b) FNMA, 4.405%, 11/01/35                                                                          412,901              430,229
       FNMA, 4.406%, 8/01/33                                                                         3,463,865            3,609,461
       FNMA, 4.42%, 11/01/17 - 9/01/33                                                               1,576,365            1,587,807
   (b) FNMA, 4.421%, 4/01/33                                                                           366,450              380,552
       FNMA, 4.433%, 4/01/34                                                                         1,138,079            1,186,251
       FNMA, 4.441%, 5/01/35                                                                         6,046,754            6,292,232
   (b) FNMA, 4.449%, 2/01/34                                                                         1,700,823            1,770,784
   (b) FNMA, 4.465%, 11/01/34 - 11/01/35                                                             1,598,435            1,652,066
       FNMA, 4.497%, 3/01/34                                                                           291,089              302,219
       FNMA, 4.518%, 1/01/28                                                                            33,195               34,180
   (b) FNMA, 4.527%, 4/01/35                                                                           543,014              564,442
       FNMA, 4.53%, 12/01/33                                                                           170,976              174,268
       FNMA, 4.531%, 5/01/35                                                                         2,263,030            2,357,582
       FNMA, 4.535%, 5/01/38                                                                        31,512,648           32,870,477
       FNMA, 4.553%, 5/01/33                                                                            21,495               22,346
   (b) FNMA, 4.563%, 4/01/35                                                                           133,274              138,393
       FNMA, 4.569%, 1/01/30                                                                           229,336              232,205

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FNMA, 4.573%, 4/01/35                                                                  $        387,933       $      402,244
       FNMA, 4.585%, 1/01/36                                                                        14,345,538           14,938,694
       FNMA, 4.587%, 3/01/35                                                                           284,281              293,638
   (b) FNMA, 4.592%, 7/01/35                                                                           851,555              887,882
       FNMA, 4.595%, 1/01/38                                                                        27,145,428           28,306,311
       FNMA, 4.597%, 3/01/35                                                                        21,069,536           21,783,211
   (b) FNMA, 4.598%, 4/01/34                                                                           186,038              193,872
       FNMA, 4.604%, 5/01/33                                                                           563,680              584,860
   (b) FNMA, 4.618%, 4/01/35 - 8/01/35                                                              10,515,569           10,963,253
       FNMA, 4.638%, 5/01/34                                                                           994,955              997,806
       FNMA, 4.65%, 2/01/14                                                                             14,384               14,477
       FNMA, 4.656%, 11/01/33                                                                        3,352,758            3,497,161
       FNMA, 4.702%, 2/01/34                                                                         1,210,904            1,235,221
       FNMA, 4.703%, 12/01/26                                                                           83,927               86,310
       FNMA, 4.713%, 10/01/14                                                                           41,783               42,375
   (b) FNMA, 4.716%, 12/01/35                                                                          341,600              355,604
   (b) FNMA, 4.729%, 4/01/38                                                                           797,921              831,264
       FNMA, 4.759%, 9/01/30                                                                            44,776               45,964
       FNMA, 4.774%, 6/01/35                                                                        18,495,658           19,226,536
       FNMA, 4.782%, 9/01/35                                                                           288,770              301,046
       FNMA, 4.789%, 11/01/18                                                                           47,192               48,313
       FNMA, 4.812%, 7/01/35                                                                           207,182              212,376
       FNMA, 4.814%, 7/01/35                                                                        21,082,143           22,001,886
       FNMA, 4.818%, 2/01/30                                                                           199,748              207,246
       FNMA, 4.845%, 9/01/35                                                                         8,211,184            8,576,785
       FNMA, 4.846%, 7/01/35                                                                        24,128,447           25,230,423
       FNMA, 4.852%, 10/01/34                                                                       11,913,397           12,365,402
       FNMA, 4.853%, 9/01/35                                                                        10,920,673           11,318,980
       FNMA, 4.855%, 11/01/33                                                                        3,344,925            3,487,057
       FNMA, 4.866%, 12/01/35                                                                        3,624,497            3,784,732
       FNMA, 4.889%, 2/01/34                                                                         1,926,712            2,013,282
       FNMA, 4.891%, 7/01/35                                                                         5,098,861            5,341,206
       FNMA, 4.892%, 5/01/35                                                                            48,173               50,630
       FNMA, 4.897%, 6/01/35                                                                         2,158,043            2,259,522
       FNMA, 4.907%, 6/01/35                                                                         1,316,010            1,376,438
       FNMA, 4.913%, 8/01/37                                                                        17,889,481           18,790,317
       FNMA, 4.918%, 7/01/35                                                                         5,231,961            5,475,882
       FNMA, 4.933%, 7/01/17                                                                           608,262              633,741
       FNMA, 4.936%, 5/01/35                                                                         5,702,211            5,898,702
       FNMA, 4.956%, 12/01/35                                                                        2,317,848            2,425,149
       FNMA, 4.957%, 5/01/25                                                                           394,379              405,148
       FNMA, 4.962%, 6/01/35                                                                         1,034,934            1,070,422
       FNMA, 4.973%, 11/01/35                                                                       22,942,621           24,023,255
       FNMA, 4.974%, 11/01/35                                                                        4,638,168            4,820,754
       FNMA, 4.996%, 5/01/21 - 7/01/35                                                               2,696,883            2,815,512
   (b) FNMA, 4.999%, 1/01/36 - 3/01/36                                                               1,872,756            1,966,064
       FNMA, 5.00%, 6/01/35                                                                          2,716,183            2,833,702
       FNMA, 5.012%, 5/01/37                                                                         2,149,102            2,249,801
       FNMA, 5.027%, 5/01/35                                                                           393,449              411,153
       FNMA, 5.039%, 11/01/35                                                                       23,109,306           24,225,729
       FNMA, 5.051%, 4/01/36                                                                         8,657,171            9,093,093
       FNMA, 5.059%, 10/01/34                                                                          114,755              119,366
       FNMA, 5.083%, 8/01/35                                                                         4,260,622            4,464,757
   (b) FNMA, 5.085%, 11/01/35                                                                          704,810              737,243
   (b) FNMA, 5.086%, 1/01/38                                                                           502,869              525,711
       FNMA, 5.088%, 6/01/17                                                                             3,048                3,127
       FNMA, 5.095%, 9/01/37                                                                        12,842,205           13,487,207
       FNMA, 5.10%, 6/01/29                                                                            536,061              553,403
       FNMA, 5.10%, 1/01/36                                                                         43,869,530           45,946,305
       FNMA, 5.159%, 10/01/35                                                                        5,438,123            5,543,264
       FNMA, 5.161%, 1/01/36                                                                         2,107,276            2,200,398
   (b) FNMA, 5.166%, 8/01/35                                                                           921,705              935,621
       FNMA, 5.171%, 9/01/35                                                                         5,051,327            5,290,447
       FNMA, 5.186%, 5/01/36                                                                         7,574,477            7,960,176
       FNMA, 5.242%, 6/01/32                                                                           345,444              347,718
       FNMA, 5.25%, 5/01/35                                                                          1,237,232            1,275,588

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (b) FNMA, 5.272%, 11/01/35                                                                 $        944,473       $      982,482
   (b) FNMA, 5.276%, 11/01/35                                                                          369,741              384,418
       FNMA, 5.285%, 3/01/36                                                                         5,143,655            5,380,171
       FNMA, 5.286%, 12/01/24                                                                          410,513              426,239
       FNMA, 5.30%, 1/01/19                                                                            642,129              648,972
       FNMA, 5.302%, 3/01/36                                                                           627,102              650,281
       FNMA, 5.311%, 1/01/36                                                                        22,046,788           23,203,304
       FNMA, 5.33%, 9/01/35                                                                          2,619,578            2,766,505
       FNMA, 5.333%, 1/01/36                                                                        10,307,310           10,747,394
   (b) FNMA, 5.345%, 1/01/36                                                                         1,377,793            1,438,395
       FNMA, 5.348%, 3/01/36                                                                         2,296,723            2,412,624
       FNMA, 5.363%, 3/01/36                                                                         7,547,296            7,924,790
       FNMA, 5.377%, 3/01/26                                                                           550,928              573,491
       FNMA, 5.387%, 9/01/37                                                                        11,419,348           11,998,117
       FNMA, 5.417%, 8/01/36                                                                        15,467,817           16,253,326
       FNMA, 5.45%, 2/01/36                                                                         19,143,543           20,187,538
       FNMA, 5.453%, 2/01/36                                                                        16,523,744           17,377,261
       FNMA, 5.485%, 5/01/36                                                                         2,528,510            2,662,815
       FNMA, 5.492%, 6/01/36                                                                         4,589,587            4,873,017
       FNMA, 5.50%, 2/01/36                                                                         14,163,582           14,845,291
       FNMA, 5.51%, 2/01/36                                                                          3,560,122            3,735,552
       FNMA, 5.512%, 4/01/36                                                                         2,014,414            2,117,010
       FNMA, 5.515%, 10/01/37                                                                        5,460,039            5,767,773
       FNMA, 5.516%, 4/01/36                                                                        13,521,452           14,239,658
       FNMA, 5.517%, 4/01/36                                                                         3,938,474            4,137,602
       FNMA, 5.53%, 4/01/36 - 9/01/36                                                               14,099,458           14,779,426
       FNMA, 5.546%, 5/01/36                                                                        12,144,080           12,804,918
       FNMA, 5.556%, 4/01/36 - 10/01/36                                                              7,455,585            7,876,332
       FNMA, 5.591%, 9/01/36                                                                           590,315              622,674
       FNMA, 5.614%, 8/01/36                                                                        16,903,672           17,900,042
       FNMA, 5.62%, 10/01/36                                                                         2,591,932            2,734,574
       FNMA, 5.622%, 11/01/26                                                                           66,349               68,571
   (b) FNMA, 5.657%, 12/01/35                                                                          358,720              378,960
       FNMA, 5.669%, 6/01/36                                                                         2,415,433            2,549,600
       FNMA, 5.673%, 6/01/36                                                                        10,874,961           11,493,468
       FNMA, 5.678%, 4/01/36                                                                           680,357              718,700
       FNMA, 5.682%, 1/01/36                                                                         1,486,523            1,557,809
       FNMA, 5.763%, 3/01/36                                                                        10,124,861           10,747,434
       FNMA, 5.764%, 4/01/36                                                                        16,188,146           17,137,821
       FNMA, 5.77%, 9/01/36                                                                            837,438              881,547
       FNMA, 5.781%, 3/01/36                                                                         2,354,254            2,487,266
       FNMA, 5.811%, 3/01/36                                                                        35,734,623           37,886,111
       FNMA, 5.815%, 7/01/46                                                                        51,612,578           54,657,442
       FNMA, 5.825%, 5/01/36                                                                         4,824,090            5,136,007
       FNMA, 5.829%, 3/01/36                                                                         6,564,062            6,963,667
       FNMA, 5.838%, 8/01/36                                                                           275,128              291,902
       FNMA, 5.847%, 6/01/36                                                                         6,313,737            6,700,127
       FNMA, 5.902%, 6/01/35                                                                           209,990              222,683
       FNMA, 5.926%, 6/01/36                                                                         6,547,900            6,925,892
       FNMA, 5.95%, 6/01/31                                                                             17,874               18,547
       FNMA, 5.971%, 5/01/36                                                                         2,071,070            2,190,882
   (b) FNMA, 5.985%, 8/01/35                                                                           394,207              404,157
       FNMA, 5.99%, 4/01/36                                                                          6,973,404            7,383,749
       FNMA, 6.00%, 12/01/21                                                                           189,860              197,155
   (b) FNMA, 6.04%, 6/01/36                                                                          1,404,428            1,479,201
   (b) FNMA, 6.076%, 8/01/36                                                                           992,801            1,049,256
       FNMA, 6.101%, 12/01/27                                                                           79,809               81,932
       FNMA, 6.141%, 4/01/36                                                                           212,135              222,675
       FNMA, 6.151%, 3/01/20                                                                            80,615               81,469
       FNMA, 6.153%, 3/01/36                                                                           199,023              210,988
       FNMA, 6.155%, 8/01/36                                                                        16,709,800           17,785,270
       FNMA, 6.234%, 5/01/36                                                                         1,399,284            1,482,493
       FNMA, 6.342%, 9/01/36                                                                         3,688,078            3,925,081
       FNMA, 6.357%, 1/01/26                                                                           463,860              470,906
   (b) FNMA, 6.366%, 11/01/46                                                                          909,764              964,506
       FNMA, 6.398%, 5/01/21                                                                           219,482              225,219

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)


       FNMA, 6.421%, 7/01/36                                                                  $        735,678       $      782,218
       FNMA, 6.48%, 8/01/22                                                                             57,054               58,569
       FNMA, 6.711%, 7/01/24                                                                           188,175              195,145
       FNMA, 6.837%, 10/01/17                                                                          174,140              179,699
       FNMA, 6.883%, 12/01/17                                                                          111,525              113,282
       FNMA, 6.989%, 2/01/20                                                                           441,153              443,447
       FNMA, 7.634%, 3/01/25                                                                           108,849              114,004
                                                                                                                     --------------
                                                                                                                      1,701,341,401
                                                                                                                     --------------
   (a) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.9%
       GNMA, 3.125%, 10/20/23-11/20/33                                                               6,938,507            7,126,724
       GNMA, 3.625%, 7/20/21 - 9/20/31                                                               5,648,518            5,805,481
       GNMA, 3.75%, 2/20/32                                                                             80,804               82,921
       GNMA, 4.125%, 8/20/34                                                                           139,984              143,951
       GNMA, 4.375%, 4/20/22 - 4/20/32                                                               9,419,583            9,699,696
                                                                                                                     --------------
                                                                                                                         22,858,773
                                                                                                                     --------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $2,302,210,845)                                                         2,321,419,255
                                                                                                                     --------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $50,020) 0.0%(c)
       FINANCE 0.0%(c)
   (a) Travelers Mortgage Services Inc., 1998-5A, A, FRN, 3.022%, 12/25/18                              49,175               43,766
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $2,302,260,865)                                          2,321,463,021
                                                                                                                     --------------

                                                                                                   SHARES
                                                                                              ----------------
       SHORT TERM INVESTMENTS 7.4%
       MONEY MARKET FUNDS (COST $123,661,719) 5.0%
   (d) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                                                                         123,661,719          123,661,719
                                                                                                                     --------------

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT
                                                                                              ----------------
       REPURCHASE AGREEMENTS (COST $59,581,205) 2.4%
   (e) Joint Repurchase Agreement, 0.094%, 2/01/10
          (Maturity Value $59,581,671)                                                        $     59,581,205           59,581,205
       Banc of America Securities LLC
          (Maturity Value $7,242,748)
       Barclays Capital Inc. (Maturity Value $7,242,748)
       BNP Paribas Securities Corp. (Maturity Value $7,242,748)
       Credit Suisse Securities (USA) LLC (Maturity Value $7,242,748)
       Deutsche Bank Securities Inc. (Maturity Value $6,655,273)
       HSBC Securities (USA) Inc. (Maturity Value $8,356,329)
       Morgan Stanley & Co. Inc. (Maturity Value $8,356,329)
       UBS Securities LLC (Maturity Value $7,242,748)
       Collateralized by U.S. Government Agency Securities,
       0.50% - 5.25%, 2/26/10 - 8/01/12;
   (f) U.S. Government Agency Discount Notes, 3/31/10; (f) U.S.
          Treasury Bills, 7/15/10 - 7/22/10; and U.S. Treasury
          Notes, 1.25% - 3.50%, 9/30/10 - 5/31/13
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $2,485,503,789) 100.8%                                                                 2,504,705,945
       OTHER ASSETS, LESS LIABILITIES (0.8)%                                                                            (18,926,353)
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $2,485,779,592
                                                                                                                     ==============

(a)  The coupon rate shown represents the rate at period end.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c)  Rounds to less than 0.1% of net assets.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e) lnvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2010, all repurchase agreements had been entered into on January 29, 2010.

(f)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
GNMA    Government National Mortgage Association

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Balanced Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                              COUNTRY              SHARES                VALUE
                                                                       --------------------   ----------------       ---------------
       COMMON STOCKS 39.8%
       CONSUMER DISCRETIONARY 1.0%
       CBS Corp., B                                                       United States                100,000       $     1,293,000
                                                                                                                     ---------------
       CONSUMER STAPLES 4.2%
       Colgate-Palmolive Co.                                              United States                 12,500             1,000,375
       CVS Caremark Corp.                                                 United States                 30,000               971,100
       Diageo PLC, ADR                                                    United Kingdom                20,000             1,343,800
       PepsiCo Inc.                                                       United States                 20,000             1,192,400
       Philip Morris International Inc.                                   United States                 20,000               910,200
                                                                                                                     ---------------
                                                                                                                           5,417,875
                                                                                                                     ---------------
       ENERGY 5.8%
       ConocoPhillips                                                     United States                 50,000             2,400,000
       Devon Energy Corp.                                                 United States                 10,000               669,100
       Diamond Offshore Drilling Inc.                                     United States                 10,000               915,300
       Exxon Mobil Corp.                                                  United States                 28,000             1,804,040
   (a) Halliburton Co.                                                    United States                 30,000               876,300
       Petroplus Holdings AG                                               Switzerland                  31,250               530,285
       Valero Energy Corp.                                                United States                 20,000               368,400
                                                                                                                     ---------------
                                                                                                                           7,563,425
                                                                                                                     ---------------
       FINANCIALS 0.9%
       JPMorgan Chase & Co.                                               United States                 20,000               778,800
       Wells Fargo & Co.                                                  United States                 16,000               454,880
                                                                                                                     ---------------
                                                                                                                           1,233,680
                                                                                                                     ---------------
       HEALTH CARE 5.0%
       Abbott Laboratories                                                United States                 20,000             1,058,800
       Johnson & Johnson                                                  United States                 20,000             1,257,200
       Merck & Co. Inc.                                                   United States                 93,651             3,575,595
   (b) Tenet Healthcare Corp.                                             United States                100,000               554,000
                                                                                                                     ---------------
                                                                                                                           6,445,595
                                                                                                                     ---------------
       INDUSTRIALS 3.4%
       General Dynamics Corp.                                             United States                 30,000             2,005,500
       General Electric Co.                                               United States                 40,000               643,200
       Pitney Bowes Inc.                                                  United States                 50,000             1,046,000
       United Technologies Corp.                                          United States                 10,000               674,800
                                                                                                                     ---------------
                                                                                                                           4,369,500
                                                                                                                     ---------------
       INFORMATION TECHNOLOGY 8.1%
   (b) Agilent Technologies Inc.                                          United States                 50,000             1,401,500
   (b) Cisco Systems Inc.                                                 United States                 30,000               674,100
       Intel Corp.                                                        United States                 60,000             1,164,000
       International Business Machines Corp.                              United States                  5,000               611,950
       Lender Processing Services Inc.                                    United States                 30,000             1,162,800
       Maxim Integrated Products Inc.                                     United States                 20,000               349,600
       Microsoft Corp.                                                    United States                 70,000             1,972,600
       QUALCOMM Inc.                                                      United States                 11,800               462,442
       Texas Instruments Inc.                                             United States                 60,000             1,350,000
       Xerox Corp.                                                        United States                140,000             1,220,800
                                                                                                                     ---------------
                                                                                                                          10,369,792
                                                                                                                     ---------------
       MATERIALS 0.3%
       Celanese Corp., A                                                  United States                 15,000               436,500
                                                                                                                     ---------------
       TELECOMMUNICATION SERVICES 4.2%
       AT&T Inc.                                                          United States                100,000             2,536,000
       Verizon Communications Inc.                                        United States                100,000             2,942,000
                                                                                                                     ---------------
                                                                                                                           5,478,000
                                                                                                                     ---------------
       UTILITIES 6.9%
       Duke Energy Corp.                                                  United States                 40,000               661,200
       PPL Corp.                                                          United States                 65,000             1,916,850
   (a) Progress Energy Inc.                                               United States                 60,000             2,338,200
       The Southern Co.                                                   United States                 60,000             1,920,000

     Quarterly Statement of Investments   See Notes to Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Balanced Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Xcel Energy Inc.                                                   United States                100,000       $     2,078,000
                                                                                                                     ---------------
                                                                                                                           8,914,250
                                                                                                                     ---------------
       TOTAL COMMON STOCKS (COST $50,365,768)                                                                             51,521,617
                                                                                                                     ---------------
       CONVERTIBLE PREFERRED STOCKS 8.0%
       FINANCIALS 4.5%
       Bank of America Corp., 7.25%, cvt. pfd., L                         United States                  1,800             1,629,000
       Citigroup Inc., 7.50%, cvt. pfd.                                   United States                 40,000             4,181,600
                                                                                                                     ---------------
                                                                                                                           5,810,600
                                                                                                                     ---------------
       HEALTH CARE 1.2%
       Tenet Healthcare Corp., 7.00%, cvt. pfd.                           United States                  1,600             1,627,227
                                                                                                                     ---------------
       MATERIALS 1.0%
       Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd.              United States                 13,500             1,329,075
                                                                                                                     ---------------
       UTILITIES 1.3%
       Great Plains Energy Inc., 12.00%, cvt. pfd.                        United States                 26,300             1,652,955
                                                                                                                     ---------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $9,547,896)                                                               10,419,857
                                                                                                                     ---------------
       PREFERRED STOCKS 0.1%
       FINANCIALS 0.1%
   (b) Fannie Mae, 7.625%, pfd., R                                        United States                 20,000                19,000
   (b) Fannie Mae, 8.25%, pfd.                                            United States                 25,000                27,500
   (b) Freddie Mac, 8.375%, pfd., Z                                       United States                 30,200                32,314
                                                                                                                     ---------------
       TOTAL PREFERRED STOCKS (COST $1,880,000)                                                                               78,814
                                                                                                                     ---------------
       EQUITY-LINKED SECURITIES 6.0%
       CONSUMER DISCRETIONARY 1.6%
   (c) JPMorgan Chase into Comcast Corp., 8.00%, 144A                     UNITED STATES                125,000             2,077,113
                                                                                                                     ---------------
       ENERGY 2.8%
       Credit Suisse into Weatherford International Ltd., 11.00%,         United States                 75,000             1,297,567
   (c) The Goldman Sachs Group Inc. into Devon Energy Corp., 10.55%,
          144A                                                            United States                 20,000             1,188,058
   (c) The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%,
          144A                                                            United States                 25,000             1,117,550
                                                                                                                     ---------------
                                                                                                                           3,603,175
                                                                                                                     ---------------
       FINANCIALS 0.9%
   (c) JPMorgan Chase & Co. into Wells Fargo & Co., 10.00%, 144A          United States                 38,000             1,119,320
                                                                                                                     ---------------
       INFORMATION TECHNOLOGY 0.7%
   (c) The Goldman Sachs Group Inc. into Intel Corp., 10.00%, 144A        United States                 50,000               928,550
                                                                                                                     ---------------
       TOTAL EQUITY-LINKED SECURITIES (COST $7,541,415)                                                                    7,728,158
                                                                                                                     ---------------

                                                                                                  PRINCIPAL
                                                                                                  AMOUNT(d)
                                                                                              ----------------
       CONVERTIBLE BONDS 2.7%
       CONSUMER DISCRETIONARY 0.5%
   (c) Liberty Global Inc., cvt., senior sub. note, 144A, 4.50%,
          11/15/16                                                        United States            $   500,000               593,125
                                                                                                                     ---------------
       FINANCIALS 1.7%
       Capital One Capital V, pfd., 10.25%, 8/15/39                       United States                500,000               574,107
   (c) Forest City Enterprises Inc., cvt., senior note, 144A, 5.00%,
          10/15/16                                                        United States              1,000,000             1,050,000
   (e) iStar Financial Inc., cvt., senior note, FRN, 0.751%,
          10/01/12                                                        United States              1,000,000               615,000
                                                                                                                     ---------------
                                                                                                                           2,239,107
                                                                                                                     ---------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Balanced Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       INFORMATION TECHNOLOGY 0.5%
   (c) Sybase Inc., cvt., senior note, 144A, 3.50%, 8/15/29               United States            $   600,000         $     690,552
                                                                                                                     ---------------
       TOTAL CONVERTIBLE BONDS (COST $3,024,186)                                                                           3,522,784
                                                                                                                     ---------------
       CORPORATE BONDS 33.6%
       CONSUMER DISCRETIONARY 3.1%
       DISH DBS Corp., senior note, 7.875%, 9/01/19                       United States              1,000,000             1,037,500
   (c) lcahn Enterprises/FIN, senior note, 144A,
          7.75%, 1/15/16                                                  United States                500,000               477,187
          8.00%, 1/15/18                                                  United States                500,000               477,500
   (c) News America Inc., senior note, 144A, 6.90%, 8/15/39               United States                300,000               333,571
       Target Corp., 6.00%, 1/15/18                                       United States              1,000,000             1,112,899
       Yum! Brands Inc., senior note, 5.30%, 9/15/19                      United States                500,000               518,066
                                                                                                                     ---------------
                                                                                                                           3,956,723
                                                                                                                     ---------------
       CONSUMER STAPLES 2.1%
       Altria Group Inc., senior note, 9.70%, 11/10/18                    United States              1,000,000             1,255,141
   (c) Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14         United States                750,000               858,724
       Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15              United States                300,000               309,643
       CVS Caremark Corp., senior note, 5.75%, 6/01/17                    United States                300,000               320,458
                                                                                                                     ---------------
                                                                                                                           2,743,966
                                                                                                                     ---------------
       ENERGY 5.7%
       Anadarko Petroleum Corp., senior note, 6.95%, 6/15/19              United States                500,000               571,973
   (c) Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17      United States                500,000               525,000
       Chesapeake Energy Corp., senior note, 7.25%, 12/15/18              United States              1,000,000             1,000,000
       EI Paso Corp., senior note, 7.25%, 4/01/18                         United States                500,000               516,433
   (c) Hoily Corp., senior note, 144A, 9.875%, 6/15/17                    United States                500,000               532,500
       Newfield Exploration Co., senior sub. bond, 6.875%, 2/01/20        United States              1,000,000             1,002,500
       Plains All American Pipeline LP, senior note, 5.75%, 1/15/20       United States                750,000               777,281
       Valero Energy Corp., senior note, 10.50%, 3/15/39                  United States                500,000               673,826
       Weatherford International Ltd., senior note, 9.625%, 3/01/19       United States                850,000             1,078,581
   (c) Woodside Finance Ltd., 144A, 4.50%, 11/10/14                         Australia                  700,000               722,855
                                                                                                                     ---------------
                                                                                                                           7,400,949
                                                                                                                     ---------------
       FINANCIALS 13.2%
       American Express Co., senior note, 7.00%, 3/19/18                  United States                700,000               787,454
   (f) Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual       United States                725,000               689,257
       Barclays Bank PLC, senior note, 5.125%, 1/08/20                    United Kingdom             1,000,000               994,706
(c, f) BNP Paribas, 144A, 7.195%, Perpetual                                   France                   300,000               292,500
       Capital One Financial Corp., senior note, 7.375%, 5/23/14          United States                500,000               573,081
       Citigroup Inc., senior note, 8.125%, 7/15/39                       United States                500,000               572,107
   (c) Commonwealth Bank of Australia, senior note, 144A, 3.75%,
          10/15/14                                                          Australia                1,000,000             1,011,792
       Compass Bank, 6.40%, 10/01/17                                      United States                400,000               412,854
   (c) Digital Realty Trust LP, 144A, 5.875%, 2/01/20                     United States                800,000               788,688
       Duke Realty LP, senior note,
          6.50%, 1/15/18                                                  United States                585,000               583,156
          7.375%, 2/15/15                                                 United States                600,000               654,103
       The Goldman Sachs Group Inc., senior note, 7.50%, 2/15/19          United States                700,000               813,270
       HCP Inc., senior note, 6.70%, 1/30/18                              United States              1,000,000             1,012,229
       Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17          United States                500,000               522,650
   (i) Star Financial Inc., 8.625%, 6/01/13                               United States                900,000               648,000
   (f) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual        United States              1,440,000             1,479,799
       Lazard Group, senior note, 6.85%, 6/15/17                          United States                300,000               310,862
       PNC Funding Corp., sub. note, 5.625%, 2/01/17                      United States                700,000               732,706
   (c) Pricoa Global Funding I, 144A, 5.45%, 6/11/14                      United States              1,000,000             1,087,845
       Royal Bank of Scotland Group PLC, senior note, 6.40%,
          10/21/19                                                        United Kingdom               600,000               617,151
   (e) The Travelers Coso Inc., junior sub. bond, FRN, 6.25%,
          3/15/67                                                         United States                500,000               469,721
   (f) Wachovia Capital Trust III, junior sub. bond, 5.80%,
          Perpetual                                                       United States                500,000               391,550
   (f) Welis Fargo Capital XIII, pfd., 7.70%, Perpetual                   United States                300,000               292,500
   (f) Welis Fargo Capital XV, pfd., 9.75%, Perpetual                     United States                700,000               749,000
       Willis North America Inc., senior note, 7.00%, 9/29/19             United States                500,000               525,928
                                                                                                                     ---------------
                                                                                                                          17,012,909
                                                                                                                     ---------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Balanced Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       HEALTH CARE 3.2%
       Boston Scientific Corp., senior note, 6.00%, 1/15/20               United States            $   600,000         $     607,743
   (c) CareFusion Corp., senior note, 144A, 6.375%, 8/01/19               United States                750,000               826,898
       Coventry Health Care Inc., senior note, 6.30%, 8/15/14             United States                400,000               404,296
       HCA Inc.,
          6.375%, 1/15/15                                                 United States                255,000               236,513
   (c)    senior secured note, 144A, 7.875%, 2/15/20                      United States              1,000,000             1,030,000
   (c) Talecris Biotherapeutics Holdings Corp., senior note, 144A,
          7.75%, 11/15/16                                                 United States                200,000               205,000
   (c) Vanguard Health Holding Co. II LLC, senior bond, 144A, 8.00%,
          2/01/18                                                         United States                900,000               883,125
                                                                                                                     ---------------
                                                                                                                           4,193,575
                                                                                                                     ---------------
       INDUSTRIALS 0.3%
       Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
          4/15/14                                                         United States                300,000               367,409
                                                                                                                     ---------------
       MATERIALS 0.8%
   (c) Anglo American Capital PLC, senior note, 144A, 9.375%,
          4/08/14                                                         United Kingdom               500,000               606,225
       Weyerhaeuser Co., senior note, 7.375%, 10/01/19                    United States                400,000               428,672
                                                                                                                     ---------------
                                                                                                                           1,034,897
                                                                                                                     ---------------
       TELECOMMUNICATION SERVICES 1.1%
       Cellco Partnership/Verizon Wireless, senior note, 8.50%,
          11/15/18                                                        United States                700,000               884,974
       Embarq Corp., senior note, 7.082%, 6/01/16                         United States                250,000               277,986
       Verizon New York Inc., senior deb., A, 6.875%, 4/01/12             United States                250,000               275,027
                                                                                                                     ---------------
                                                                                                                           1,437,987
                                                                                                                     ---------------
       UTILITIES 4.1%
       Arizona Public Service Co., senior note, 8.75%, 3/01/19            United States                500,000               609,699
       CMS Energy Corp., senior note, 8.75%, 6/15/19                      United States                500,000               572,744
       Dominion Resources Inc., senior note, 8.875%, 1/15/19              United States                500,000               635,128
       Duke Energy Corp., senior note, 6.30%, 2/01/14                     United States                300,000               336,706
   (c) Enogex LLC, senior note, 144A, 6.25%, 3/15/20                      United States              1,000,000               997,766
       Illinois Power Co., senior secured note, 9.75%, 11/15/18           United States              1,000,000             1,286,372
       Sempra Energy, senior note, 8.90%, 11/15/13                        United States                750,000               892,516
                                                                                                                     ---------------
                                                                                                                           5,330,931
                                                                                                                     ---------------
       TOTAL CORPORATE BONDS (COST $39,886,358)                                                                           43,479,346
                                                                                                                     ---------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $96,892) 0.1%
       FINANCIALS 0.1%
   (e) Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 0.471%,
          9/25/35                                                         United States                 96,832                85,557
                                                                                                                     ---------------
       MORTGAGE-BACKED SECURITIES 0.4%
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.4%
       FNMA 30 Year, 6.00%, 8/01/36                                       United States                220,502               236,690
       FNMA 30 Year, 6.50%, 4/01/36                                       United States                232,137               251,137
                                                                                                                     ---------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $448,535)                                                                      487,827
                                                                                                                     ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $112,791,050)                                                                                            117,323,960
                                                                                                                     ---------------
       SHORT TERM INVESTMENTS 8.4%
       U.S. GOVERNMENT AND AGENCY SECURITIES 6.1%
   (g) U.S. Treasury Bill,
          2/11/10                                                         United States              2,850,000             2,849,997
          2/25/10                                                         United States              4,300,000             4,299,987
          3/25/10                                                         United States                675,000               674,964
                                                                                                                     ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $7,824,900)                                                       7,824,948
                                                                                                                     ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $120,615,950)                                                                                            125,148,908
                                                                                                                     ---------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Balanced Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                    SHARES
                                                                                              ----------------
       MONEY MARKET FUNDS (COST $3,022,397) 2.3%
   (h) Institutional Fiduciary Trust Money Market Portfolio, 0.00%        United States              3,022,397       $    3,022,397
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $123,638,347) 99.1%                                                                      128,171,305
       OPTIONS WRITTEN (0.2)%                                                                                              (251,400)
       OTHER ASSETS, LESS LIABILITIES 1.1%                                                                                1,457,006
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $  129,376,911
                                                                                                                     ==============

                                                                                                  CONTRACTS
                                                                                              ----------------
       OPTIONS WRITTEN (0.2)%
       CALL OPTIONS (0.0)%(i)
       ENERGY (0.0)%(i)
       Halliburton Co., Feb. $37 Calls, 2/20/10                           United States                   (100)                 100
                                                                                                                     --------------
       UTILITIES (0.0)%(i)
       Progress Energy Inc., Feb. $40 Calls, 2/20/10                      United States                    200               (7,000)
                                                                                                                     --------------
       PUT OPTIONS (0.2)%
       ENERGY (0.1)%
       Chesapeake Energy Corp., Feb. $25 Puts, 2/20/10                    United States                    200              (23,400)
       Exxon Mobile Corp., Feb. $65 Puts, 2/20/10                         United States                    200              (39,600)
       Weatherford International Ltd., Feb. $18 Puts, 2/20/10             United States                    400             (100,000)
                                                                                                                     --------------
                                                                                                                           (163,000)
                                                                                                                     --------------
       FINANCIALS (0.0)%(i)
       Capital One Financial Corp.,
          Feb. $34 Puts, 2/20/10                                          United States                    100               (6,300)
          Mar. $30 Puts, 3/20/10                                          United States                    100               (4,400)
       Northern Trust Corp.,
          Feb. $45 Puts, 2/20/10                                          United States                    100               (1,500)
          Feb. $50 Puts, 2/20/10                                          United States                    100               (9,600)
                                                                                                                     --------------
                                                                                                                            (21,800)
                                                                                                                     --------------
       INDUSTRIALS (0.1)%
       FedEx Corp., Feb. $80 Puts, 2/20/10                                United States                    100              (25,500)
       United Technologies Corp., Feb. $70 Puts, 2/20/10                  United States                    100              (34,000)
                                                                                                                     --------------
                                                                                                                            (59,500)
                                                                                                                     --------------
       TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $104,738)                                                            $     (251,400)
                                                                                                                     --------------

(a) A portion or all of the security is held in connection with written option contracts open at period end.

(b)  Non-income producing.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $20,421,444, representing 15.78% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The coupon rate shown represents the rate at period end.

(f)  Perpetual security with no stated maturity date.

(g)  The security is traded on a discount basis with no stated coupon rate.

(h) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(i)  Rounds to less than 0.1% of net assets.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Balanced Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR   American Depository Receipt
FRN   Floating Rate Note

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                   SHARES                VALUE
                                                                                              ----------------       --------------
       COMMON STOCKS (COST $9,672,980) 1.4%
       UTILITIES 1.4%
   (a) NRG Energy Inc.                                                                                 475,000       $   11,452,250
                                                                                                                     --------------
       CONVERTIBLE PREFERRED STOCKS 24.8%
       CONSUMER DISCRETIONARY 4.3%
   (a) Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd.                                               450,000           18,949,500
   (a) General Motors Corp., 1.50%, cvt. pfd., D                                                       776,200            4,860,953
   (a) General Motors Corp., 6.25%, cvt. pfd., C                                                       235,000            1,468,750
       Retail Ventures Inc. into DSW Inc., 6.625%, cvt. pfd.                                           250,000           10,190,000
                                                                                                                     --------------
                                                                                                                         35,469,203
                                                                                                                     --------------
       CONSUMER STAPLES 2.1%
       Archer Daniels Midland Co., 6.25%, cvt. pfd.                                                    400,000           17,160,000
                                                                                                                     --------------
       ENERGY 3.5%
       Chesapeake Energy Corp., 5.00%, cvt. pfd.                                                        90,000            7,650,000
   (b) Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A                                                 110,000            9,350,000
       EI Paso Corp., 4.99%, cvt. pfd.                                                                  12,000           11,283,000
                                                                                                                     --------------
                                                                                                                         28,283,000
                                                                                                                     --------------
       FINANCIALS 6.9%
       Affiliated Managers Group Inc., 5.10%, cvt. pfd.                                                350,000           14,065,625
       Citigroup Inc., 7.50%, cvt. pfd.                                                                170,000           17,771,800
   (a) Fannie Mae, 5.375%, cvt. pfd.                                                                       140              448,000
       Simon Property Group Inc., 6.00%, cvt. pfd.                                                     200,000           12,334,000
       Wells Fargo & Co., 7.50%, cvt. pfd., A                                                           12,900           12,159,540
                                                                                                                     --------------
                                                                                                                         56,778,965
                                                                                                                     --------------
       HEALTH CARE 1.9%
       Tenet Healthcare Corp., 7.00%, cvt. pfd.                                                         15,000           15,255,256
                                                                                                                     --------------
       MATERIALS 4.1%
       Celanese Corp., 4.25%, cvt. pfd.                                                                514,700           18,995,621
       Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd.                                           150,000           14,767,500
                                                                                                                     --------------
                                                                                                                         33,763,121
                                                                                                                     --------------
       UTILITIES 2.0%
       Great Plains Energy Inc., 12.00%, cvt. pfd.                                                     263,200           16,542,120
                                                                                                                     --------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $232,988,128)                                                           203,251,665
                                                                                                                     --------------

                                                                                                 PRINCIPAL(c)
                                                                                                   AMOUNT
                                                                                              ----------------
       CONVERTIBLE BONDS 70.8%
       CONSUMER DISCRETIONARY 10.4%
       Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22                                     $     16,000,000           16,980,000
       BorgWarner Inc., cvt., senior note, 3.50%, 4/15/12                                            6,750,000            8,496,563
       Carnival Corp., cvt., senior deb., 2.00%, 4/15/21                                            18,000,000           19,012,500
       Coinstar Inc., cvt., senior note, 4.00%, 9/01/14                                              8,500,000            8,181,250
   (b) Eastman Kodak Co., cvt., senior note, 144A, 7.00%, 4/01/17                                   10,000,000           11,206,700
       Liberty Media Corp., cvt., senior deb., B, 3.25%, 3/15/31                                    10,000,000            6,120,000
   (b) Live Nation Inc., cvt., senior note, 144A, 2.875%, 7/15/27                                   17,865,000           15,051,262
                                                                                                                     --------------
                                                                                                                         85,048,275
                                                                                                                     --------------
       ENERGY 1.1%
       Helix Energy Solutions Group, cvt., senior note, 3.25%,
          12/15/25                                                                                  10,000,000            9,087,500
                                                                                                                     --------------
       FINANCIALS 3.6%
       CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34                                   11,500,000           10,849,284
   (d) iStar Financial Inc., cvt., senior note, FRN,
          0.751%, 10/01/12                                                                          23,000,000           14,145,000


     Quarterly Statement of Investments   See Notes to Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Leucadia National Corp., cvt., senior sub. note,
          3.75%, 4/15/14                                                                      $      3,600,000       $    4,180,500
                                                                                                                     --------------
                                                                                                                         29,174,784
                                                                                                                     --------------
       HEALTH CARE 19.8%
       ALZA Corp., cvt., sub. deb., zero cpn., 7/28/20                                              15,000,000           13,837,500
       American Medical Systems Holdings Ltd., cvt., senior
          sub. note,
          3.25%, 7/01/36                                                                             2,048,000            2,306,560
          4.00%, 9/15/41                                                                            12,952,000           15,752,870
   (b) Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13                                         15,000,000           15,187,500
       Biomarin Pharmaceutical Inc., cvt., senior note,
          1.875%, 4/23/17                                                                           10,300,000           11,471,625
       Cephalon Inc., cvt., senior sub. note, 2.50%, 5/01/14                                        15,000,000           16,762,500
       Gilead Sciences Inc., cvt., senior note, 0.625%, 5/01/13                                     10,000,000           13,262,500
       Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25                                               15,000,000           13,612,500
   (b) Medtronic Inc., cvt., senior note, 144A, 1.50%, 4/15/11                                      17,000,000           17,127,500
   (b) Mylan Inc., cvt., 144A, 3.75%, 9/15/15                                                       10,500,000           16,051,875
       Onyx Pharmaceuticals Inc., cvt., senior note, 4.00%, 8/15/16                                 15,000,000           15,637,500
       PDL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23                                          10,550,000           11,723,687
                                                                                                                     --------------
                                                                                                                        162,734,117
                                                                                                                     --------------
       INDUSTRIALS 8.4%
       AMR Corp., cvt., senior note, 6.25%, 10/15/14                                                10,000,000            9,533,000
   (b) GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23                                           3,000,000            3,236,250
       Ingersoll Rand Co., cvt., senior note, 4.50%, 4/15/12                                         9,000,000           16,863,750
   (b) L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35                                         15,000,000           15,375,000
       WESCO International Inc., cvt., senior deb., 6.00%, 9/15/29                                  19,200,000           23,976,000
                                                                                                                     --------------
                                                                                                                         68,984,000
                                                                                                                     --------------
       INFORMATION TECHNOLOGY 20.7%
       Alliance Data Systems Corp., cvt., senior note,
          1.75%, 8/01/13                                                                            17,000,000           16,405,000
   (b)    144A, 4.75%, 5/15/14                                                                       3,000,000            4,301,250
(b, e) BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24                                    14,000,000               18,900
       EMC Corp., cvt., senior note, 1.75%, 12/01/13                                                10,000,000           11,987,500
       Intel Corp., cvt.,
   (b)    junior sub. bond, 144A, 2.95%, 12/15/35                                                   19,000,000           18,026,250
          sub. deb., 2.95%, 12/15/35                                                                 2,000,000            1,897,500
       Liberty Media Corp. into Motorola Inc., cvt., senior deb.,
          3.50%, 1/15/31                                                                             8,000,000            3,830,240
   (b) Microchip Technology Inc., cvt., junior sub. note, 144A,
          2.125%, 12/15/37                                                                          20,000,000           18,442,680
       Micron Technology Inc., cvt., senior sub. note,
          1.875%, 6/01/14                                                                           20,000,000           17,525,000
       NetApp Inc., cvt., senior note, 1.75%, 6/01/13                                               15,000,000           16,668,750
       PMC-Sierra Inc., cvt.,
   (b)    144A, 2.25%, 10/15/25                                                                      3,500,000            3,976,875
          sub. note, 2.25%, 10/15/25                                                                 9,500,000           10,794,375
   (b) Sybase Inc., cvt., senior note, 144A, 3.50%, 8/15/29                                         13,000,000           14,961,960
   (b) VeriFone Holdings Inc., cvt., senior note,
          144A, 1.375%, 6/15/12                                                                     21,000,000           18,821,250
   (b) VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%. 8/15/37                                  14,000,000           11,742,500
                                                                                                                     --------------
                                                                                                                        169,400,030
                                                                                                                     --------------
       MATERIALS 2.8%
       ArcelorMittal, cvt., senior note, 5.00%, 5/15/14 (Luxembourg)                                10,000,000           14,612,500
       Newmont Mining Corp., cvt., senior note, 3.00%, 2/15/12                                       7,500,000            8,756,250
                                                                                                                     --------------
                                                                                                                         23,368,750
                                                                                                                     --------------
       TELECOMMUNICATION SERVICES 1.8%
   (b) NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25                                                15,000,000           15,093,750
                                                                                                                     --------------
       UTILITIES 2.2%
       CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29                                          15,000,000           17,831,250
                                                                                                                     --------------
       TOTAL CONVERTIBLE BONDS (COST $582,422,802)                                                                      580,722,456
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $825,083,910)                                                                                           795,426,371
                                                                                                                     --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                    SHARES
                                                                                              ----------------
       SHORT TERM INVESTMENTS (COST $28,432,474) 3.5%
       MONEY MARKET FUNDS 3.5%
   (f) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                                  28,432,474       $   28,432,474
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $853,516,384) 100.5%                                                                     823,858,845
       OTHER ASSETS, LESS LIABILITIES (0.5)%                                                                             (4,135,368)
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $  819,723,477
                                                                                                                     ==============

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $207,971,502, representing 25.37% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  The coupon rate shown represents the rate at period end.

(e) Defaulted security or security for which income has been deemed uncollectible.

(f) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

FRN  Floating Rate Note

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Equity Income Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                              COUNTRY              SHARES                VALUE
                                                                       --------------------   ----------------       --------------
       COMMON STOCKS 76.5%
       CONSUMER DISCRETIONARY 3.2%
       Best Buy Co. Inc.                                                  United States                298,700       $   10,947,355
       The Home Depot Inc.                                                United States                414,000           11,596,140
                                                                                                                     --------------
                                                                                                                         22,543,495
                                                                                                                     --------------
       CONSUMER STAPLES 6.8%
       The Coca-Cola Co.                                                  United States                329,800           17,891,650
       Diageo PLC, ADR                                                    United Kingdom               227,200           15,265,568
       Unilever NV, N.Y. shs.                                               Netherlands                  488,700         14,944,446
                                                                                                                     --------------
                                                                                                                         48,101,664
                                                                                                                     --------------
       ENERGY 10.1%
       Chevron Corp.                                                      United States                240,500           17,344,860
       ConocoPhillips                                                     United States                279,300           13,406,400
       Exxon Mobil Corp.                                                  United States                218,634           14,086,589
       Halliburton Co.                                                    United States                450,000           13,144,500
       Spectra Energy Corp.                                               United States                654,000           13,897,500
                                                                                                                     --------------
                                                                                                                         71,879,849
                                                                                                                     --------------
       FINANCIALS 7.6%
       Aflac Inc.                                                         United States                306,200           14,829,266
       JPMorgan Chase & Co.                                               United States                344,650           13,420,671
       Marsh & McLennan Coso Inc.                                         United States                497,700           10,730,412
       Wells Fargo & Co.                                                  United States                528,200           15,016,726
                                                                                                                     --------------
                                                                                                                         53,997,075
                                                                                                                     --------------
       HEALTH CARE 11.8%
       ABBOTT Laboratories                                                United States                275,000           14,558,500
       Johnson & Johnson                                                  United States                307,000           19,298,020
       MERCK & Co. INC.                                                   United States                688,495           26,286,739
       PFIZER INC.                                                        United States                684,500           12,772,770
       ROCHE HOLDING AG                                                    Switzerland                  63,100           10,618,289
                                                                                                                     --------------
                                                                                                                         83,534,318
                                                                                                                     --------------
       INDUSTRIALS 13.6%
       3M Co.                                                             United States                213,100           17,152,419
       Caterpillar Inc.                                                   United States                264,200           13,801,808
       General Dynamics Corp.                                             United States                215,000           14,372,750
       General Electric Co.                                               United States                596,600            9,593,328
       J.B. Hunt Transport Services Inc.                                  United States                282,800            8,670,648
       Pitney Bowes Inc.                                                  United States                334,500            6,997,740
       Republic Services Inc.                                             United States                514,100           13,772,739
       United Parcel Service Inc., B                                      United States                201,600           11,646,432
                                                                                                                     --------------
                                                                                                                         96,007,864
                                                                                                                     --------------
       INFORMATION TECHNOLOGY 14.6%
       Intel Corp.                                                        United States                870,500           16,887,700
       International Business Machines Corp.                              United States                139,900           17,122,361
       Microchip Technology Inc.                                          United States                670,000           17,292,700
       Microsoft Corp.                                                    United States                750,000           21,135,000
       Nokia Corp., ADR                                                     Finland                    530,800            7,266,652
       Paychex Inc.                                                       United States                443,900           12,868,661
       Xerox Corp.                                                        United States              1,277,200           11,137,184
                                                                                                                     --------------
                                                                                                                        103,710,258
                                                                                                                     --------------
       TELECOMMUNICATION SERVICES 4.0%
       AT&T Inc.                                                          United States                612,910           15,543,397
       Verizon Communications Inc.                                        United States                432,300           12,718,266
                                                                                                                     --------------
                                                                                                                         28,261,663
                                                                                                                     --------------
       UTILITIES 4.8%
       PG&E Corp.                                                         United States                261,000           11,024,640
       Sempra Energy                                                      United States                200,000           10,150,000

     Quarterly Statement of Investments   See Notes to Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Equity Income Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       The Southern Co.                                                   United States                404,000       $   12,928,000
                                                                                                                     --------------
                                                                                                                         34,102,640
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $528,265,578)                                                                          542,138,826
                                                                                                                     --------------
       CONVERTIBLE PREFERRED STOCKS 11.2%
       CONSUMER DISCRETIONARY 1.1%
       Autoliv Inc., 8.00%, cvt. pfd.                                        Sweden                    134,000            7,841,680
                                                                                                                     --------------
       FINANCIALS 5.6%
       Bank of America Corp., 7.25%, cvt. pfd., L                         United States                 18,000           16,290,000
       Citigroup Inc., 7.50%, cvt. pfd.                                   United States                110,000           11,499,400
       Wells Fargo & Co., 7.50%, cvt. pfd., A                             United States                 12,500           11,782,500
                                                                                                                     --------------
                                                                                                                         39,571,900
                                                                                                                     --------------
       HEALTH CARE 0.9%
       Tenet Healthcare Corp., 7.00%, cvt. pfd.                           United States                  6,600            6,712,313
                                                                                                                     --------------
       MATERIALS 1.8%
       Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd.              United States                128,000           12,601,600
                                                                                                                     --------------
       UTILITIES 1.8%
       Great Plains Energy Inc., 12.00%, cvt. pfd.                        United States                200,000           12,570,000
                                                                                                                     --------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $66,550,009)                                                             79,297,493
                                                                                                                     --------------
       EQUITY-LINKED SECURITIES 2.4%
       CONSUMER DISCRETIONARY 1.3%
   (a) Morgan Stanley into Comcast Corp., 10.00%, 144A                    United States                600,000            9,627,240
                                                                                                                     --------------
       ENERGY 1.1%
       Credit Suisse into Weatherford International Ltd., 11.00%          United States                450,000            7,785,405
                                                                                                                     --------------
       TOTAL EQUITY-LINKED SECURITIES (COST $18,008,250)                                                                 17,412,645
                                                                                                                     --------------
       PREFERRED STOCKS (COST $15,634,990) 0.1%
       FINANCIALS 0.1%
   (b) Fannie Mae, 8.25%, pfd.                                            United States                625,000              687,500
                                                                                                                     --------------

                                                                                                  PRINCIPAL
                                                                                                  AMOUNT(c)
                                                                                              ----------------
       CONVERTIBLE BONDS 4.2%
       CONSUMER DISCRETIONARY 0.9%
       Carnival Corp., cvt., senior deb., 2.00%, 4/15/21                  United States       $      6,344,000            6,700,850
                                                                                                                     --------------
       HEALTH CARE 2.2%
   (a) Mylan Inc., cvt., 144A, 3.75%, 9/15/15                             United States             10,000,000           15,287,500
                                                                                                                     --------------
       MATERIALS 1.1%
       ArcelorMittal, cvt., senior note, 5.00%, 5/15/14                    Luxembourg                5,250,000            7,671,563
                                                                                                                     --------------
       TOTAL CONVERTIBLE BONDS (Cost $20,861,871)                                                                        29,659,913
                                                                                                                     --------------
       CORPORATE BONDS (COST $11,796,614) 1.9%
       FINANCIALS 1.9%
   (d) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual        United States             13,000,000           13,359,294
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (Cost $661,117,312)                                                                                           682,555,671
                                                                                                                     --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Equity Income Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                   SHARES
                                                                                              ----------------
       SHORT TERM INVESTMENTS (Cost $23,616,891) 3.3%
       MONEY MARKET FUNDS 3.3%
   (e) Institutional Fiduciary Trust Money Market Portfolio, 0.00%        United States             23,616,891       $   23,616,891
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $684,734,203) 99.6%                                                                      706,172,562
       OTHER ASSETS, LESS LIABILITIES 0.4%                                                                                2,705,848
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $  708,878,410
                                                                                                                     ==============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $24,914,740, representing 3.51% of net assets.

(b)  Non-income producing.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  perpetual security with no stated maturity date.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Equity Income Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR   American Depository Receipt

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                PRINCIPAL(a)
                                                                              COUNTRY              AMOUNT                 VALUE
                                                                       --------------------   ----------------       --------------
   (b) SENIOR FLOATING RATE INTERESTS 91.5%
       AEROSPACE & DEFENSE 2.7%
       BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14                      United States      $      7,208,326       $    7,284,273
       ILC Industries Inc., June 2006 Term Loan, 2.231%, 2/24/12           United States             3,125,451            3,008,247
       L-1 Identity Solutions Operating Co.,
          Tranche B-1 Term Loan, 6.75%, 8/05/13                            United States               848,117              850,943
          Tranche B-2 Term Loan, 7.25%, 8/05/13                            United States             3,424,977            3,436,392
       Spirit Aerosystems Inc. (Onex Wind Finance LP), Term B-1 Loan,
          2.001%, 9/30/13                                                  United States            10,706,996           10,529,667
       TASC Inc.,
          Tranche A Term Loan, 5.50% 12/18/14                              United States               665,000              668,325
          Tranche B Term Loan, 5.75%, 12/18/15                             United States             4,685,000            4,716,235
       TransDigm Inc., Term Loan B, 2.249%, 6/23/13                        United States             7,165,000            7,012,744
                                                                                                                     --------------
                                                                                                                         37,506,826
                                                                                                                     --------------
       AIRLINES 0.4%
       Delta Air Lines Inc., Term Loan, 8.75%, 9/27/13                     United States             5,635,875            5,697,870
                                                                                                                     --------------
       APPAREL, ACCESSORIES & LUXURY GOODS 0.5%
       Hanesbrands Inc., New Term Loan, 5.25%, 12/10/15                    United States             4,373,156            4,436,930
       The William Carter Co., Term Loan B, 1.731 % -1.749%, 7/14/12       United States             2,430,040            2,411,814
                                                                                                                     --------------
                                                                                                                          6,848,744
                                                                                                                     --------------
       APPLICATION SOFTWARE 0.1%
       CCC Information Services Group Inc., Term Loan B, 2.49%,
          2/10/13                                                          United States             1,396,184            1,352,553
                                                                                                                     --------------
       AUTO PARTS & EQUIPMENT 4.2%
       Cooper-Standard Automotive Canada Ltd.,
          DIP Term Loan B, 8.00%, 8/04/10                                     Canada                   586,091              589,104
          Multicurrency Revolver (CAD), 5.00%, 12/23/10                       Canada                   281,752              280,167
          Term Loan A, 5.00%, 12/23/10                                        Canada                   240,800              239,445
   (c)    Term Loan B, 4.75%, 12/23/11                                        Canada                   734,249              730,119
       Cooper-Standard Automotive Inc.,
          DIP Term Loan A, 8.00%, 8/04/10                                  United States               879,137              883,656
          Dollar Revolver, 5.00%, 12/23/10                                 United States               569,084              565,883
          Dual Borrower Dual Currency Revolver, 5.00%, 12/23/10            United States               305,794              304,074
   (c)    Term Loan C, 4.75%, 12/23/11                                     United States             1,834,120            1,823,803
   (c)    Term Loan D, 4.75%, 12/23/11                                     United States             2,038,815            2,027,346
          Term Loan E, 5.00%, 12/23/11                                     United States             1,011,826            1,006,135
       Dayco Products LLC (Mark IV),
   (d)    Term Loan B, 10.50%, 5/13/14                                     United States             1,884,047            3,598,663
(d, e)    Term Loan C, PIK, 12.50%, 11/13/14                               United States               270,457              516,664
          U.S. Term Loan, 10.00%, 11/13/12                                 United States             3,525,000            3,525,000
       Federal-Mogul Corp.,
          Term Loan B, 2.168%, 12/27/14                                    United States             7,898,937            6,714,097
          Term Loan C, 2.168%, 12/27/15                                    United States               584,238              496,602
       Key Safety Systems Inc., Term Loan B, 2.481% - 2.483%, 3/10/14      United States            14,546,771           10,934,327
       Mark IV Industries Corp., Canadian Term Loan, 10.00%, 11/13/12          Canada                1,175,000            1,175,000
       Metzeler Automotive Profile Systems GmbH (Cooper-Standard),
          DIP Term Loan C, 12.50%, 8/02/10                                    Germany                  293,046              294,511
       Tenneco Inc., Tranche B-1 Credit Linked, 5.733%, 3/16/14            United States             9,863,122            9,856,957
       TRW Automotive Inc.,
          Tranche A2 Term Loan, 5.00%, 5/30/15                             United States             6,290,000            6,313,587
          Tranche B3 Term Loan, 5.00%, 5/30/16                             United States             3,290,000            3,297,199
       United Components Inc., Term Loan 0, 2.25%, 6/29/12                 United States             3,670,918            3,413,954
                                                                                                                     --------------
                                                                                                                         58,586,293
                                                                                                                     --------------
       BROADCASTING 6.0%
       Bresnan Communications LLC,
          Add-On Term Loan, 2.24% - 2.25%, 9/29/13                         United States             2,307,705            2,251,935
          Initial Term Loan B, 2.24% - 2.28%, 9/29/13                      United States             1,250,550            1,220,328
       Citadel Broadcasting Corp., Term Loan B, 1.99%, 6/12/14             United States             6,777,691            5,501,791

     Quarterly Statement of Investments   See Notes to Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Discovery Communications Inc.,
         Term Loan B, 2.251%, 5/14/14                                      United States      $      9,860,502       $    9,823,525
         Term Loan C, 5.25%, 5/14/14                                       United States             3,275,250            3,318,919
       Entravision Communications Corp., Term Loan B, 5.51%, 3/29/13       United States            11,978,486           11,750,152
       Gray Television Inc., Term Loan B, 3.75%, 12/31/14                  United States            14,977,793           13,798,292
       LBI Media Inc., Term Loan B, 1.731%, 3/31/12                        United States               962,500              832,563
       Mediacom LLC, Tranche D, 5.50%, 3/31/17                             United States             1,795,500            1,804,926
   (f) Mission Broadcasting Inc., Term Loan B, 5.00%, 10/01/12             United States             6,390,235            6,254,442
   (f) Nexstar Broadcasting Inc., Term Loan B, 5.00% - 6.25%,
          10/01/12                                                         United States             6,041,209            5,912,833
   (f) Sinclair Television Group Inc., Tranche B Term Loan, 6.50%,
          10/29/15                                                         United States             7,600,000            7,651,300
       Univision Communications Inc., Initial Term Loan, 2.501%,
          9/29/14                                                          United States            16,600,000           14,500,100
                                                                                                                     --------------
                                                                                                                         84,621,106
                                                                                                                     --------------
       BUILDING PRODUCTS 0.4%
       Goodman Global Holdings Co. Inc., Term Loan B, 6.25%, 2/13/14       United States             5,982,189            6,044,482
                                                                                                                     --------------
       CABLE & SATELLITE 3.9%
       CSC Holdings Inc. (Cablevision),
          Incremental Term Loan, 2.004% - 2.046%, 3/29/13                  United States             1,596,994            1,560,183
          Incremental Term Loan B-2, 2.004% - 2.046%, 3/29/16              United States             7,541,237            7,458,163
       DIRECTV Holdings LLC,
          Term Loan B, 1.523%, 4/13/13                                     United States             1,239,690            1,232,889
          Term Loan C, 5.25%, 4/13/13                                      United States             7,327,160            7,368,375
       Insight Midwest Holdings, Term Loan B, 2.25%, 4/02/14               United States             9,825,000            9,502,622
       MCC Iowa,
          Term Loan E, 6.50%, 1/03/16                                      United States             1,277,538            1,296,700
          Tranche D-1 Term Loan, 1.96%, 1/31/15                            United States               598,929              567,486
          Tranche D-2 Term Loan, 1.96%, 1/31/15                            United States               964,696              914,050
       UPC Financing Partnership,
          Term Loan N, 2.18%, 12/31/14                                      Netherlands              3,348,462            3,222,198
          Term Loan T, 3.93%, 12/31/16                                      Netherlands             12,140,074           11,961,008
       Virgin Media Dover LLC, Tranche B10, 3.749%, 9/03/12                United States             6,822,677            6,770,961
       WideOpenWest Finance LLC, Series A New Term Loan, 8.75%
          5/01/13                                                          United States             3,030,000            3,043,256
                                                                                                                     --------------
                                                                                                                         54,897,891
                                                                                                                     --------------
       CASINOS & GAMING 3.9%
       Ameristar Casinos Inc., Term Loan B, 3.493% - 3.501%,
          11/10/12                                                         United States             4,516,262            4,493,681
       CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%,
          7/13/12                                                          United States             7,418,424            7,347,333
       Green Valley Ranch Gaming LLC, Term Loan B, 2.249% - 2.281 %,
          2/16/14                                                          United States             2,921,236            1,963,923
       Harrah's Operating Co. Inc., Term Loan B-4, 9.50%, 10/31/16         United States            11,400,000           11,643,835
       Penn National Gaming Inc., Term Loan B, 1.98% - 2.03%,
          10/03/12                                                         United States            11,051,096           10,866,908
       VML U.S. Finance LLC (Venetian Macau),
          Delayed Draw, 4.76%, 5/25/12                                         Macau                 5,532,517            5,282,691
          New Project Term Loans, 4.76%, 5/25/13                               Macau                 6,683,064            6,381,284
          Term Loan B, 4.76%, 5/25/13                                          Macau                 7,379,815            7,046,573
                                                                                                                     --------------
                                                                                                                         55,026,228
                                                                                                                     --------------
       COMMERCIAL PRINTING 0.2%
       Cenveo Corp.,
          Delayed Draw Term Loan, 4.753%, 6/21/13                          United States                23,569               23,488
          Term Loan C, 4.753%, 6/21/13                                     United States             2,381,759            2,373,573
                                                                                                                     --------------
                                                                                                                          2,397,061
                                                                                                                     --------------
       COMMUNICATIONS EQUIPMENT 0.4%
       Brocade Communications Systems Inc., Term Loan, 7.00%,
          10/07/13                                                         United States             1,476,586            1,489,322
       CommScope Inc., Term Loan B, 2.731% - 2.751%, 12/26/14              United States             3,593,161            3,541,061
                                                                                                                     --------------
                                                                                                                          5,030,383
                                                                                                                     --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       CONSTRUCTION & ENGINEERING 0.4%
       URS Corp., Term Loan B, 2.481% - 2.54%, 5/15/13                     United States      $      6,188,742       $    6,125,307
                                                                                                                     --------------
       CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.9%
       Bucyrus International Inc., Tranche B Dollar Term Loan, 1.74% -
          1.78%, 5/04/14                                                   United States             4,766,617            4,611,702
       Manitowoc Co. Inc., Term Loan B, 7.50%, 11/06/14                    United States            13,455,750           13,424,909
       Oshkosh Truck Corp., Term Loan B, 6.26%, 12/06/13                   United States             8,111,461            8,158,929
                                                                                                                     --------------
                                                                                                                         26,195,540
                                                                                                                     --------------
       DATA PROCESSING & OUTSOURCED SERVICES 3.5%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 2.231%, 3/20/13                            United States             6,966,824            6,948,975
          Term Loan B, 2.231%, 3/20/13                                     United States             2,297,160            2,291,275
       Emdeon Business Services LLC, First Lien Term Loan, 2.26%,
          11/16/13                                                         United States            10,595,596           10,370,439
       Fidelity National Information Services Inc., Tranche C Term
          Loan, 4.481%, 1/18/12                                            United States             2,232,209            2,244,765
       First Data Corp.,
          Term Loan B-2, 2.999% - 3.001%, 9/24/14                          United States             2,647,731            2,295,620
          Term Loan B-3, 2.999% - 3.001%, 9/24/14                          United States             2,823,716            2,440,555
       Lender Processing Services Inc., Term Loan B, 2.731%, 7/02/14       United States             1,565,372            1,566,676
       Metavante Corp., Term Loan B, 3.531%, 11/01/14                      United States             8,144,519            8,151,303
       SunGard Data Systems Inc.,
          Incremental Term Loan, 6.75%, 2/28/14                            United States             4,755,671            4,810,361
          Tranche A U.S. Term Loan, 1.981 %, 2/28/14                       United States                61,126               59,248
          Tranche B U.S. Term Loan, 3.869% - 3.90%, 2/28/16                United States             7,484,007            7,377,981
                                                                                                                     --------------
                                                                                                                         48,557,198
                                                                                                                     --------------
       DISTILLERS & VINTNERS 0.2%
       Constellation Brands Inc.,
          Extended Term Loan B, 3.00%, 6/05/15                             United States               908,777              900,371
          Term Loan B, 1.75%, 6/05/13                                      United States             1,842,128            1,825,088
                                                                                                                     --------------
                                                                                                                          2,725,459
                                                                                                                     --------------
       DIVERSIFIED CHEMICALS 1.5%
       Ashland Inc., Term Loan B, 7.65%, 5/13/14                           United States             4,005,183            4,061,235
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.001%, 4/02/14       United States             8,064,123            7,785,523
       Huntsman International LLC, Term Loan B, 1.989% -1.999%,
          4/19/14                                                          United States             9,034,559            8,658,659
                                                                                                                     --------------
                                                                                                                         20,505,417
                                                                                                                     --------------
       DIVERSIFIED REAL ESTATE ACTIVITIES 0.4%
       CB Richard Ellis Services Inc., Term Loan B, 6.00% - 6.25%,
          12/20/13                                                         United States             6,296,642            6,188,422
                                                                                                                     --------------
       DIVERSIFIED SUPPORT SERVICES 3.0%
       ARAMARK Corp.,
          Synthetic L/C, 2.113%, 1/26/14                                   United States             1,077,053            1,033,967
          Term Loan B, 2.126%, 1/26/14                                     United States            16,311,967           15,659,439
       JohnsonDiversey Inc., Tranche B Dollar Term Loan, 5.50%,
          11/24/15                                                         United States             6,311,637            6,406,312
       Language Line LLC, Term Loan B, 5.50%, 11/04/15                     United States             6,200,000            6,231,000
       West Corp.,
          Term Loan B-2, 2.606% - 2.624%, 10/24/13                         United States             3,574,461            3,448,079
          Term Loan B-3, 7.25%, 10/24/13                                   United States             3,967,310            4,011,943
          Term Loan B-4, 4.106% - 4.124%, 7/15/16                          United States             5,192,067            5,150,530
                                                                                                                     --------------
                                                                                                                         41,941,270
                                                                                                                     --------------
       DRUG RETAIL 0.6%
       Rite Aid Corp.,
          Tranche 3 Term Loan, 6.00%, 6/04/14                              United States             2,286,770            2,171,956
          Tranche 4 Term Loan, 9.50%, 6/10/15                              United States             6,520,000            6,837,850
                                                                                                                     --------------
                                                                                                                          9,009,806
                                                                                                                     --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       EDUCATION SERVICES 2.0%
       ATI Acquisition Co., Tranche B Term Loan, 8.25%, 12/30/14          United States       $      2,250,000       $    2,193,908
       Bright Horizons Family Solution Inc., Term Loan B, 7.50%,
          5/21/15                                                         United States              6,104,531            6,126,788
       Education Management LLC, Term Loan C, 2.063%, 6/01/13             United States             11,221,112           10,798,570
       Laureate Education Inc.,
          Closing Date Term Loan, 3.499%, 8/18/14                         United States              5,683,732            5,284,291
          Delayed Draw Term Loan, 3.499%, 8/18/14                         United States                850,702              790,917
          Series A New Term Loans, 7.00%, 8/18/14                         United States              3,192,000            3,169,059
                                                                                                                     --------------
                                                                                                                         28,363,533
                                                                                                                     --------------
       ELECTRICAL COMPONENTS & EQUIPMENT 0.8%
       Baldor Electric Co., Term Loan B, 5.25%, 1/31/14                   United States             10,914,395           10,967,450
                                                                                                                     --------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
       Itron Inc., Dollar Term Loan, 3.99%, 4/18/14                       United States              8,441,259            8,403,231
                                                                                                                     --------------
       ELECTRONIC MANUFACTURING SERVICES 0.5%
       FCI USA,
          Term Loan B1, 3.617%, 11/01/13                                  United States              1,987,205            1,861,350
          Term Loan B5B, 3.617%, 11/03/14                                 United States              1,987,205            1,872,941
       Flextronics International USA Inc.,
          A Closing Date Loan, 2.481% - 2.501%, 10/01/14                  United States              2,948,874            2,790,985
          A-1-A Delayed Draw Term Loan, 2.501%, 10/01/14                  United States                847,378              802,007
                                                                                                                     --------------
                                                                                                                          7,327,283
                                                                                                                     --------------
       ENVIRONMENTAL & FACILITIES SERVICES 1.9%
       Advanced Disposal Services Inc., Term Loan B, 6.00%, 1/14/15       United States              4,430,000            4,441,075
       Casella Waste Systems Inc., Term Loan B, 7.00%, 4/09/14            United States              5,296,981            5,349,951
       Duratek Inc. (EnergySolutions), Term Loan B, 4.01%, 6/07/13        United States              3,289,657            3,252,648
       EnergySolutions LLC,
          Synthetic A Deposit, 3.99%, 6/07/13                             United States              1,982,452            1,960,149
          Synthetic LLC, 3.99%, 6/07/13                                   United States                488,640              483,143
          Term Loan B, 4.01%, 6/07/13                                     United States              6,856,663            6,779,526
   (e) EnviroSolutions Inc., Initial Term Loan, PIK,
          12.00%, 7/07/12                                                 United States              6,250,478            4,672,233
                                                                                                                     --------------
                                                                                                                         26,938,725
                                                                                                                     --------------
       FOOD DISTRIBUTORS 0.5%
       JRD Holdings Inc., Term Loan, 2.49% - 2.51%, 7/02/14               United States              5,070,476            4,918,362
       Wm. Wrigley Jr. Co.,
          Term Loan B1, 3.063%, 12/17/12                                  United States                822,516              826,243
          Term Loan B2, 3.313%, 10/06/14                                  United States              1,151,523            1,157,893
                                                                                                                     --------------
                                                                                                                          6,902,498
                                                                                                                     --------------
       FOOD RETAIL 0.2%
       Pantry Inc.,
          Delayed Draw Term Loan, 1.74%, 5/14/14                          United States                781,303              743,215
          Term Loan B, 1.74%, 5/14/14                                     United States              2,712,239            2,580,017
                                                                                                                     --------------
                                                                                                                          3,323,232
                                                                                                                     --------------
       GENERAL MERCHANDISE STORES 0.9%
       Dollar General Corp., Tranche B-1 Term Loan, 2.981% - 2.999%,
          7/07/14                                                         United States             13,366,970           13,022,316
                                                                                                                     --------------
       HEALTH CARE EQUIPMENT 0.8%
       DJO Finance LLC, Term Loan B, 3.231%, 5/20/14                      United States              8,991,135            8,743,879
       Fresenius SE,
          Term Loan B1, 6.75%, 9/10/14                                       Germany                 1,978,441            1,995,752
          Term Loan B2, 6.75%, 9/10/14                                       Germany                 1,065,809            1,075,135
                                                                                                                     --------------
                                                                                                                         11,814,766
                                                                                                                     --------------
       HEALTH CARE FACILITIES 6.8%
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.506%, 7/25/14                         United States                913,243              864,382
          Term Loan, 2.506%, 7/25/14                                      United States             17,799,178           16,846,886
       HCA Inc., Term Loan B-1, 2.501%, 11/18/13                          United States             20,285,552           19,321,988

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Health Management Associates Inc., Term Loan B, 2.001%,
          2/28/14                                                         United States       $      2,530,057       $    2,408,124
       HealthSouth Corp.,
          Term Loan B, 2.51%, 3/10/13                                     United States              5,809,091            5,678,387
          Term Loan B-2, 4.01%, 9/10/15                                   United States              4,781,133            4,746,269
       Iasis Healthcare LLC,
          Delayed Draw Term Loan, 2.231%, 3/14/14                         United States              3,753,810            3,592,708
          Initial Term Loan, 2.231%, 3/14/14                              United States             10,846,734           10,381,224
          Synthetic LlC, 2.293%, 3/14/14                                  United States              1,016,260              972,645
       LifePoint Hospitals Inc., Term Loan B, 1.887%, 4/15/12             United States              7,144,373            7,021,897
       Psychiatric Solutions Inc., Term Loan, 2.006% - 2.154%,
          7/01/12                                                         United States              7,518,081            7,266,225
       Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.75%,
          1/29/16                                                         United States             15,657,885           15,734,217
                                                                                                                     --------------
                                                                                                                         94,834,952
                                                                                                                     --------------
       HEALTH CARE SERVICES 2.4%
       Alliance HealthCare Services Inc., Initial Term Loan, 5.50%,
          6/02/16                                                         United States              5,200,000            5,183,209
       AMR Holdco/EmCare Holdco, Term Loan B, 2.233%, 2/10/12             United States              2,079,438            2,017,055
       DaVita Inc., Term Loan B-1, 1.74% -1.76%, 10/05/12                 United States             15,274,532           14,963,833
       Fresenius Medical Care Holdings Inc., Term Loan B, 1.621 % -
          1.626%, 3/31/13                                                    Germany                 3,277,094            3,208,137
       Team Finance LLC, Term Loan B, 2.251% - 2.267%, 11/23/12           United States              5,434,455            5,203,491
       VICAR Operating Inc., Incremental Term Loan, 1.75%, 5/16/11        United States              3,269,441            3,199,115
                                                                                                                     --------------
                                                                                                                         33,774,840
                                                                                                                     --------------
       HEALTH CARE SUPPLIES 0.6%
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 3.501%, 4/28/15                         United States              1,665,272            1,613,753
          Parent Term Loan, 3.501%, 4/28/15                               United States              6,857,432            6,645,284
                                                                                                                     --------------
                                                                                                                          8,259,037
                                                                                                                     --------------
       HOUSEHOLD PRODUCTS 0.3%
       Prestige Brands Inc., Term Loan B, 4.50%, 4/06/11                  United States              4,265,748            4,223,090
                                                                                                                     --------------
       HOUSEWARES & SPECIALTIES 1.3%
       Jarden Corp.,
          Term Loan B1, 2.001%, 1/24/12                                   United States              1,802,740            1,791,754
          Term Loan B2, 2.001%, 1/24/12                                   United States              2,531,622            2,505,516
          Term Loan B4, 3.501%, 1/26/15                                   United States              7,540,214            7,577,870
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.232%,
          10/04/11                                                        United States              6,743,692            6,687,496
                                                                                                                     --------------
                                                                                                                         18,562,636
                                                                                                                     --------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.8%
       Dynegy Holdings Inc.,
          Term LlC Facility, 3.99%, 4/02/13                               United States              9,937,312            9,722,597
          Term Loan B, 3.99%, 4/02/13                                     United States                927,212              907,178
       NRG Energy Inc.,
          Credit Link, 2.001%, 2/01/13                                    United States              6,658,609            6,458,851
          Term Loan, 1.981% - 2.001%, 2/01/13                             United States             11,319,161           10,979,586
       Texas Competitive Electric Holdings Co. LLC,
          Term Loan B-2, 3.731% - 3.751%, 10/10/14                        United States              9,755,871            8,013,365
          Term Loan B-3, 3.731% - 3.751%, 10/10/14                        United States              3,910,000            3,192,624
                                                                                                                     --------------
                                                                                                                         39,274,201
                                                                                                                     --------------
       INDUSTRIAL CONGLOMERATES 0.9%
       Sensus Metering Systems Inc., Term Loan B-3, 7.00%, 6/17/13        United States              7,805,561            7,834,832
          TriMas Co. LLC,
          Term Loan B, 6.00%, 12/15/15                                    United States              4,400,423            4,147,398
          Tranche B-1 LlC, 6.00%, 8/02/11                                 United States              1,049,594              989,242
                                                                                                                     --------------
                                                                                                                         12,971,472
                                                                                                                     --------------
       INDUSTRIAL MACHINERY 2.7%
       Amsted Industries Inc., Delayed Draw, 2.251% - 2.278%,
          4/05/13                                                         United States              3,966,337            3,802,726

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       CI Acquisition Inc. (Chart Industries), Term Loan B, 2.313%,
          10/17/12                                                        United States       $      1,735,586       $    1,718,231
       Husky Injection Molding Systems Ltd. (Ontario Inc.),
          Term Loan, 3.501%, 12/14/12                                        Canada                  3,168,000            3,160,080
       Mueller Water Products Inc., Term Loan B, 5.239% - 5.251%,
          5/24/14                                                         United States              6,875,784            6,827,654
       RBS Global Inc. (Rexnord),
          Incremental Tranche B-2, 2.50%, 7/22/13                         United States              8,728,583            8,124,853
          Tranche B-1 Term Loan B, 2.75% - 2.813%, 7/22/13                United States             15,000,744           14,194,454
                                                                                                                     --------------
                                                                                                                         37,827,998
                                                                                                                     --------------
       INTEGRATED TELECOMMUNICATION SERVICES 1.4%
       Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 2.731%,
          6/30/13                                                          Luxembourg                2,976,052            2,867,241
       Wind Telecomunicazioni SpA,
          Term Loan B-2, 3.926%, 5/26/13                                      Italy                  4,850,000            4,742,742
          Term Loan C-2, 4.926%, 5/26/14                                      Italy                  4,850,000            4,746,938
       Windstream Corp., Tranche B-2 Term Loan, 3.01%, 12/17/15           United States              6,953,305            6,901,155
                                                                                                                     --------------
                                                                                                                         19,258,076
                                                                                                                     --------------
       INTERNET RETAIL 0.2%
       Ticketmaster Entertainment Inc., Term Loan B, 7.00%, 7/25/14       United States              2,914,286            2,899,714
                                                                                                                     --------------
       INTERNET SOFTWARE & SERVICES 0.3%
       Springboard Finance LLC (Skype), New Dollar Term Loan, 9.00%,
          11/19/14                                                        United States              4,400,000            4,473,858
                                                                                                                     --------------
       IT CONSULTING & OTHER SERVICES 0.6%
       Acxiom Corp., Term Loan B-2, 3.249%, 3/15/15                       United States              5,149,998            5,137,123
   (f) CACI International Inc., Term B-2 Loan, 1.75% -1.78%, 5/03/11      United States              2,736,878            2,724,904
                                                                                                                     --------------
                                                                                                                          7,862,027
                                                                                                                     --------------
       LEISURE FACILITIES 1.0%
       24 Hour Fitness Worldwide Inc., Term Loan B, 2.76%, 6/08/12        United States              6,058,416            5,740,349
       Universal City Development Partners Ltd., Term Loan, 6.50%,
          11/06/14                                                        United States              7,650,000            7,745,625
                                                                                                                     --------------
                                                                                                                         13,485,974
                                                                                                                     --------------
       LEISURE PRODUCTS 0.1%
       PlayPower Inc., Term Loan B, 5.25% - 5.26%, 6/30/12                United States              1,138,022            1,075,431
                                                                                                                     --------------
       LIFE & HEALTH INSURANCE 1.3%
       Conseco Inc., Term Loan, 7.50%, 10/10/13                           United States             18,911,155           18,036,514
                                                                                                                     --------------
       LIFE SCIENCES TOOLS & SERVICES 0.1%
       Life Technologies Corp., Term Loan B, 5.25%, 11/21/15              United States              1,411,568            1,421,272
                                                                                                                     --------------
       METAL & GLASS CONTAINERS 1.1%
       Anchor Glass Container Corp., Term Loan, 6.75%, 6/20/14            United States              4,855,926            4,908,530
       Crown Americas LLC,
          Additional Term B Dollar Loan, 1.983%, 11/15/12                 United States              2,471,213            2,450,621
          Term B Dollar Loan, 1.983%, 11/15/12                            United States              3,133,220            3,107,111
       Owens-Brockway Glass Container Inc., Term Loan B, 1.732%,
          6/14/13                                                         United States              4,551,958            4,456,654
                                                                                                                     --------------
                                                                                                                         14,922,916
                                                                                                                     --------------
       MOVIES & ENTERTAINMENT 2.1%
       Carmike Cinemas Inc., Term Loan B, 5.75%, 1/27/16                  United States              2,250,000            2,252,344
       Cinemark USA Inc., Term Loan, 1.99% - 2.03%, 10/05/13              United States              2,920,920            2,875,888
   (c) Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12             United States             10,943,152            6,603,514
       Regal Cinemas Corp., Term Loan, 4.001%, 10/27/13                   United States             13,221,810           13,259,453
       Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15                   United States              4,887,750            4,924,408
                                                                                                                     --------------
                                                                                                                         29,915,607
                                                                                                                     --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       OIL & GAS DRILLING 0.5%
       Dresser Inc., Term Loan B, 2.521%, 5/04/14                         United States       $      7,794,806       $    7,490,808
                                                                                                                     --------------
       OIL & GAS STORAGE & TRANSPORTATION 0.4%
       Targa Resources Inc., Term Loan, 6.00%, 7/05/16                    United States              5,680,000            5,708,400
                                                                                                                     --------------
       PACKAGED FOODS & MEATS 0.8%
       B&G Foods Inc., Term Loan C, 2.26%, 2/23/13                        United States              3,056,185            3,011,617
       Dean Foods Co., Term Loan B, 1.615% -1.635%, 4/02/14               United States              3,799,293            3,696,397
       Michael Foods Inc., Term Loan B, 6.50%, 5/01/14                    United States              4,878,726            4,935,139
                                                                                                                     --------------
                                                                                                                         11,643,153
                                                                                                                     --------------
       PAPER PACKAGING 1.4%
   (f) Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14               United States              7,521,530            7,600,905
       Reynolds Consumer Products Holdings Inc., U.S. Term Loan,
          6.25%, 11/05/15                                                 United States             10,200,000           10,351,725
       Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14                         United States              2,360,363            2,363,314
                                                                                                                     --------------
                                                                                                                         20,315,944
                                                                                                                     --------------
       PAPER PRODUCTS 1.1%
       Domtar Corp., Term Loan, 1.608%, 3/07/14                           United States              1,549,761            1,532,132
       Georgia-Pacific LLC,
          Additional Term Loan, 2.231% - 2.251%, 12/20/12                 United States              2,068,483            2,031,509
          Term Loan B, 2.251% - 2.256%, 12/20/12                          United States              4,933,493            4,845,307
          Term Loan C, 3.481% - 3.506%, 12/23/14                          United States              4,339,769            4,343,544
       Graphic Packaging International Inc., 2008 Incremental Term
          Loan, 2.999% - 3.001%, 5/16/14                                  United States              2,631,148            2,592,405
                                                                                                                     --------------
                                                                                                                         15,344,897
                                                                                                                     --------------
       PERSONAL PRODUCTS 0.4%
       Chattem Inc., Term Loan B, 1.983%, 1/02/13                         United States              2,178,829            2,173,382
       Herbalife International Inc., Term Loan B, 1.73%, 7/21/13          United States              2,980,046            2,890,644
                                                                                                                     --------------
                                                                                                                          5,064,026
                                                                                                                     --------------
       PHARMACEUTICALS 1.2%
       Mylan Inc., Term Loan B, 3.50% - 3.563%, 10/02/14                  United States              6,673,888            6,608,057
       Warner Chilcott Co. LLC,
          Term Loan A, 5.50%, 10/30/14                                    United States              3,423,729            3,438,280
          Term Loan B2, 5.75%, 4/30/15                                    United States              3,766,102            3,780,450
       Warner Chilcott Corp.,
          Additional Term Loan, 5.75%, 4/30/15                            United States              1,752,203            1,759,256
          Term Loan B1, 5.75%, 4/30/15                                    United States              1,711,864            1,718,387
                                                                                                                     --------------
                                                                                                                         17,304,430
                                                                                                                     --------------
       PROPERTY & CASUALTY INSURANCE 0.1%
       Affirmative Insurance Holdings Inc., Term Loan,
          9.25%, 1/31/14                                                  United States              1,102,011              743,857
                                                                                                                     --------------
       PUBLISHING 4.2%
       Dex Media East LLC, Term Loan B, 2.74 - 2.75%%, 10/24/14           United States              1,206,266            1,115,796
       Dex Media West LLC, Term Loan B, 7.50%, 10/24/14                   United States             14,343,395           14,164,102
       Newsday LLC, Floating Rate Term Loan, 6.501%, 8/01/13              United States              5,000,000            5,050,000
   (f) R.H. Donnelley Inc., Term Loan B, 9.25%, 10/24/14                  United States             18,367,766           18,321,846
   (c) Tribune Co.,
   (f)    Initial Tranche B Advances, 5.25%, 5/16/14                      United States             19,920,771           12,525,185
          Term Loan X, 5.00%, 5/18/09                                     United States              9,606,743            5,860,113
       Wenner Media LLC, Term Loan B, 1.981%, 10/02/13                    United States              2,408,834            2,264,304
                                                                                                                     --------------
                                                                                                                         59,301,346
                                                                                                                     --------------
       RAILROADS 0.4%
       Kansas City Southern Railway Co., Term Loan B, 1.99% - 2.04%,
          4/26/13                                                         United States              6,247,159            6,067,553
                                                                                                                     --------------
       RESEARCH & CONSULTING SERVICES 1.2%
       Alix Partners LLP, Term Loan C, 2.24% - 2.26%, 10/12/13            United States              5,936,582            5,754,775

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Nielsen Finance LLC (VNU Inc.),
          Class A Term Loan, 2.231 %, 8/09/13                             United States       $      6,978,227       $    6,691,624
          Class B Term Loan, 3.981 %, 5/02/16                             United States              4,806,425            4,699,996
                                                                                                                     --------------
                                                                                                                         17,146,395
                                                                                                                     --------------
       SECURITY & ALARM SERVICES 0.2%
       Protection One Alarm Monitoring Inc.,
          Tranche B-1, 2.48%, 3/31/12                                     United States                212,083              203,599
          Tranche B-2, 6.25%, 3/31/14                                     United States              2,299,208            2,287,712
                                                                                                                     --------------
                                                                                                                          2,491,311
                                                                                                                     --------------
       SEMICONDUCTORS 0.4%
       Fairchild Semiconductor Corp.,
          Incremental Term Loan, 2.75%, 6/26/13                           United States              4,863,375            4,720,513
          Initial Term Loan, 1.75%, 6/26/13                               United States              1,386,650            1,323,384
                                                                                                                     --------------
                                                                                                                          6,043,897
                                                                                                                     --------------
       SPECIALIZED CONSUMER SERVICES 1.1%
       Affinion Group Inc., Term Loan B, 2.731%, 10/17/12                 United States             11,623,022           11,317,917
       Brickman Group Holdings Inc., Term Loan B, 2.251%, 1/23/14         United States              4,283,003            4,075,993
                                                                                                                     --------------
                                                                                                                         15,393,910
                                                                                                                     --------------
       SPECIALTY CHEMICALS 5.3%
       Brenntag Holding GmbH & Co. KG,
          Acquisition Facility, 1.999% - 2.143%, 1/20/14                     Germany                   805,978              789,859
          Term Loan B2, 1.981%-1.999%, 1/20/14                            United States              1,833,996            1,797,316
       Cognis GmbH, Term Loan C, 2.254%, 9/15/13                             Germany                 5,500,000            5,352,188
       Compass Minerals Group Inc., Term Loan, 1.76%, 12/22/12            United States              3,287,274            3,270,838
       Hexion Specialty Chemicals BV,
   (f)    Tranche C-2B Term Loan, 4.063%, 5/03/15                          Netherlands               4,352,556            4,144,904
          Tranche C-5B Term Loan, 4.063%, 5/03/15                          Netherlands               1,170,000            1,114,182
   (f) Hexion Specialty Chemicals Inc.,
         Tranche C-1B Term Loan, 4.063%, 5/03/15                          United States             10,351,190            9,857,355
         Tranche C-4B Term Loan, 5.50%, 5/03/15                           United States              2,500,000            2,400,000
       Nalco Co.,
          Term Loan, 6.50%, 5/13/16                                       United States              9,709,665            9,869,874
          Term Loan B, 2.063%, 11/04/10                                   United States                421,865              421,789
          Tranche C Term Loan, 1.983%, 5/13/16                            United States              1,375,000            1,362,969
       Oxbow Carbon LLC, Term Loan B, 2.251%, 5/08/14                     United States              9,404,519            9,145,894
       Polypore Inc., U.S. Term Loan, 2.49%, 7/03/14                      United States              5,409,777            5,179,861
       Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14       United States              8,105,615            8,186,672
       Univar Inc., Opco Tranche B Term Loan, 3.231%, 10/10/14            United States             11,347,776           10,752,018
                                                                                                                     --------------
                                                                                                                         73,645,719
                                                                                                                     --------------
       SPECIALTY STORES 0.5%
   (f) Pilot Travel Centers LLC, Term Loan B, 5.50%, 12/15/15             United States              6,800,000            6,875,283
                                                                                                                     --------------
       SYSTEMS SOFTWARE 0.4%
       Audatex North America Inc., Domestic Term Loan C, 2.063%,
          5/16/14                                                         United States              3,844,565            3,765,271
       Rovi Corp., Term Loan B, 6.00%, 5/02/13                            United States              1,544,940            1,552,664
                                                                                                                     --------------
                                                                                                                          5,317,935
                                                                                                                     --------------
       TRADING COMPANIES & DISTRIBUTORS 0.5%
       Ashtead Group PLC, Term Loan, 2.063%, 8/31/11                      United Kingdom             2,891,854            2,866,550
       Interline Brands,
          Delayed Draw Term Loan, 2.001%, 6/23/13                         United States              1,549,186            1,432,997
          Term Loan B, 1.981%, 6/23/13                                    United States                421,721              390,092
       RSC Holdings III, Second Lien Term Loan, 3.76%, 11/30/13           United States              2,855,511            2,702,027
                                                                                                                     --------------
                                                                                                                          7,391,666
                                                                                                                     --------------
       TRUCKING 0.2%
       Hertz Corp.,
          Credit Link, 0.253%, 12/21/12                                   United States                377,149              368,124
          Term Loan B, 1.99% - 2.03%, 12/21/12                            United States              2,049,337            2,000,299
                                                                                                                     --------------
                                                                                                                          2,368,423
                                                                                                                     --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       WIRELESS TELECOMMUNICATION SERVICES 2.8%
       Intelsat Corp. (PanAmSat),
          Tranche B-2-A, 2.731%, 1/03/14                                  United States       $      7,073,207       $    6,764,857
          Tranche B-2-B, 2.731%, 1/03/14                                  United States              7,071,042            6,762,787
          Tranche B-2-C, 2.731%, 1/03/14                                  United States              7,071,041            6,762,786
       NTELOS Inc., Term Loan B, 5.75%, 8/07/15                           United States             13,613,484           13,741,111
       TowerCo Finance LLC, Term Loan, 6.00%, 11/24/14                    United States              5,200,000            5,271,500
                                                                                                                     --------------
                                                                                                                         39,303,041
                                                                                                                     --------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,264,944,880)                                                     1,284,362,499
                                                                                                                     --------------

                                                                                                   SHARES
                                                                                              ----------------
       COMMON STOCKS (COST $150,406) 0.0%(g)
       STEEL 0.0%(g)
(d, h) Copperweld Holding Co., B, Escrow Account                          United States                  1,741              181,360
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $1,265,095,286)                                                                                       1,284,543,859
                                                                                                                     --------------
       SHORT TERM INVESTMENTS (COST $159,478,838) 11.4%
       MONEY MARKET FUNDS 11.4%
   (i) Institutional Fiduciary Trust Money Market Portfolio, 0.00%        United States            159,478,838          159,478,838
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $1,424,574,124) 102.9%                                                                 1,444,022,697
       OTHER ASSETS, LESS LIABILITIES (2.9)%                                                                            (41,104,465)
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $1,402,918,232
                                                                                                                     ==============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Defaulted security or security for which income has been deemed uncollectible.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2010, the aggregate value of these securities was $4,296,687, representing 0.31% of net assets.

(e)  Income may be received in additional securities and/or cash.

(f)  A portion or all of the security purchased on a delayed delivery basis.

(g)  Rounds to less than 0.1% of net assets.

(h)  Non-income producing.

(i) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

DIP   Debtor-In-Possession
L/C   Letter of Credit
PIK   Payment-In-Kind

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Limited Maturity U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT                 VALUE
                                                                                              ----------------       --------------
       MORTGAGE-BACKED SECURITIES 25.7%
   (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.6%
       FHLMC, 2.60%, 9/01/33                                                                  $        137,287       $      140,585
       FHLMC, 2.605%, 12/01/33                                                                         823,272              843,164
       FHLMC, 2.733%, 12/01/34                                                                         646,516              660,592
       FHLMC, 2.785%, 8/01/34                                                                          822,628              843,268
                                                                                                                     --------------
                                                                                                                          2,487,609
                                                                                                                     --------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 6.4%
       FHLMC Gold 15 Year, 5.00%, 6/01/23                                                            4,431,539            4,688,323
       FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23                                                 4,508,332            4,771,456
       FHLMC Gold 15 Year, 6.00%, 10/01/21                                                           2,460,549            2,651,321
       FHLMC Gold 15 Year, 6.00%, 10/01/23                                                          13,265,333           14,266,133
       FHLMC Gold 15 Year, 7.00%, 12/01/10 - 8/01/13                                                    69,749               73,414
       FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31                                                 1,163,687            1,321,316
       FHLMC Gold 30 Year, 9.50%, 3/01/21                                                               22,276               23,784
                                                                                                                     --------------
                                                                                                                         27,795,747
                                                                                                                     --------------
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 11.5%
       FNMA, 1.971%, 6/01/34                                                                           944,530              969,720
       FNMA, 2.049%, 1/01/35                                                                         9,173,564            9,374,516
       FNMA, 2.083%, 11/01/32                                                                        2,501,230            2,590,665
       FNMA, 2.207%, 7/01/34                                                                         1,716,690            1,755,213
       FNMA, 2.509%, 9/01/34                                                                           561,746              571,962
       FNMA, 2.55%, 12/01/34                                                                           604,859              603,467
       FNMA, 2.59%, 1/01/33                                                                             10,552               10,833
       FNMA, 2.622%, 8/01/34                                                                         1,001,910            1,023,257
       FNMA, 2.63%, 4/01/33                                                                            380,089              396,528
       FNMA, 2.63%, 8/01/34                                                                          3,058,731            3,152,758
       FNMA, 2.648%, 4/01/34                                                                           262,088              266,896
       FNMA, 2.75%, 10/01/33                                                                           289,703              294,912
       FNMA, 2.77%, 1/01/33                                                                            167,088              170,367
       FNMA, 2.855%, 11/01/34                                                                           94,483               98,456
       FNMA, 2.884%, 3/01/33                                                                         1,310,314            1,329,015
       FNMA, 2.887%, 2/01/35                                                                         2,204,511            2,260,201
       FNMA, 2.895%, 4/01/35                                                                           126,657              127,263
       FNMA, 3.067%, 2/01/34                                                                         1,393,555            1,430,419
       FNMA, 3.087%, 1/01/35                                                                           257,519              266,559
       FNMA, 3.197%, 3/01/35                                                                         2,388,506            2,459,110
       FNMA, 3.256%, 6/01/33                                                                           253,522              260,783
       FNMA, 3.29%, 3/01/34                                                                            142,012              145,444
       FNMA, 3.757%, 5/01/34                                                                           900,882              937,034
       FNMA, 3.80%, 12/01/33                                                                           529,364              548,004
       FNMA, 3.862%, 4/01/33                                                                         1,151,230            1,191,705
       FNMA, 4.104%, 8/01/33                                                                           573,686              595,306
       FNMA, 4.316%, 9/01/33                                                                         2,708,723            2,819,584
       FNMA, 5.517%, 2/01/36                                                                        11,295,009           11,865,608
       FNMA, 5.809%, 11/01/11                                                                        2,397,493            2,549,732
                                                                                                                     --------------
                                                                                                                         50,065,317
                                                                                                                     --------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 6.2%
       FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19                                                         420,752              443,919
       FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18                                                        2,206,368            2,351,100
       FNMA 15 Year, 5.00%, 6/01/23                                                                  6,449,911            6,820,627
       FNMA 15 Year, 5.50%, 3/01/16 - 2/01/21                                                        5,078,690            5,451,759
       FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17                                                        1,874,816            2,025,335
       FNMA 15 Year, 6.50%, 5/01/11 - 10/01/16                                                         221,253              236,574
       FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14                                                          183,608              194,350
       FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15                                                          93,139              101,872
       FNMA 30 Year, 5.00%, 3/01/38                                                                  7,559,683            7,867,673
       FNMA 30 Year, 6.50%, 8/01/38                                                                  1,234,910            1,333,792
       FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20                                                         112,822              123,924
       FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22                                                          225,094              250,828
                                                                                                                     --------------
                                                                                                                         27,201,753
                                                                                                                     --------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Limited Maturity U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.0%
       GNMA I SF 15 Year, 6.50%, 10/15/13-7/15/14                                             $        345,465       $      372,869
       GNMA I SF 15 Year, 7.50%, 10/15/14-12/15/14                                                     117,205              126,937
       GNMA I SF 30 Year, 5.00%, 3/15/39                                                             1,964,459            2,050,842
       GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33                                                     709,498              756,534
       GNMA I SF 30 Year, 6.00%, 3/15/33                                                               162,425              175,158
       GNMA I SF 30 Year, 7.50%, 11/15/16                                                               37,541               40,931
       GNMA I SF 30 Year, 8.00%, 11/15/16                                                               55,346               61,246
       GNMA I SF 30 Year, 8.50%, 1/15/17                                                                23,354               25,502
       GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17                                                     317,824              354,175
       GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31                                                  413,679              466,242
       GNMA II SF 30 Year, 9.00%, 8/20/16-11/20/16                                                      56,738               62,613
       GNMA II SF 30 Year, 9.50%, 6/20/16                                                               58,537               64,641
                                                                                                                     --------------
                                                                                                                          4,557,690
                                                                                                                     --------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $108,268,041)                                                             112,108,116
                                                                                                                     --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 65.4%
       FHLB, 5.75%, 5/15/12                                                                          2,000,000            2,204,610
       FHLMC,
          2.125%, 3/23/12                                                                            8,000,000            8,178,832
          5.125%, 7/15/12                                                                           14,000,000           15,309,210
          5.50%, 8/20/12                                                                             8,000,000            8,838,928
          4.125%, 12/21/12                                                                           4,000,000            4,297,912
          4.50%, 1/15/13                                                                             8,300,000            9,004,014
          3.50%, 5/29/13                                                                             4,200,000            4,434,335
          3.75%, 6/28/13                                                                             7,000,000            7,440,062
          4.50%, 7/15/13                                                                             3,500,000            3,806,848
          4.50%, 1/15/14                                                                             7,000,000            7,601,629
          senior note, 4.75%, 3/05/12                                                               10,000,000           10,776,750
          senior note, 2.50%, 4/23/14                                                                3,000,000            3,028,812
       FNMA,
          1.875%, 4/20/12                                                                            1,500,000            1,525,886
          4.75%, 11/19/12                                                                            4,000,000            4,357,964
          4.375%, 3/15/13                                                                            4,000,000            4,329,116
          4.625%, 10/15/13                                                                           5,000,000            5,480,150
          2.75%, 3/13/14                                                                            20,000,000           20,442,260
          3.00%, 9/16/14                                                                             3,000,000            3,069,549
          senior note, 4.625%, 10/15/14                                                              6,000,000            6,560,646
       General Electric Capital Corp., senior note, FDIC Guaranteed, 3.00%, 12/09/11                 8,200,000            8,517,520
       U.S. Treasury Note,
          4.875%, 5/31/11                                                                           18,000,000           19,061,028
          1.125%, 6/30/11                                                                           18,000,000           18,170,874
          5.125%, 6/30/11                                                                           18,000,000           19,179,144
          4.875%, 7/31/11                                                                           18,000,000           19,170,018
          1.375%, 2/15/12                                                                            5,000,000            5,053,910
          1.375%, 5/15/12                                                                           10,000,000           10,087,510
          1.75%, 8/15/12                                                                            12,000,000           12,187,512
          3.125%, 4/30/13                                                                            6,000,000            6,315,006
          2.25%, 5/31/14                                                                             5,000,000            5,048,830
          2.625%, 7/31/14                                                                            4,000,000            4,090,004
          2.375%, 8/31/14                                                                           19,000,000           19,192,983
          4.25%, 11/15/14                                                                            3,500,000            3,829,220
   (b) Index Linked, 2.00%, 1/15/14                                                                  3,629,336            3,879,703
                                                                                                                     --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $276,704,679)                                                  284,470,775
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $384,972,720)                                              396,578,891
                                                                                                                     --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Limited Maturity U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                   SHARES
                                                                                              ----------------
       SHORT TERM INVESTMENTS 8.0%
       MONEY MARKET FUNDS (COST $8,674,207) 2.0%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                                   8,674,207       $    8,674,207
                                                                                                                     --------------

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT
                                                                                              ----------------
       REPURCHASE AGREEMENTS (COST $26,059,784) 6.0%
   (d) Joint Repurchase Agreement, 0.094%, 2/01/10 (Maturity Value $26,059,988)               $     26,059,784           26,059,784
       Banc of America Securities LLC (Maturity Value $3,167,852)
       Barclays Capital Inc. (Maturity Value $3,167,852)
       BNP Paribas Securities Corp. (Maturity Value $3,167,852)
       Credit Suisse Securities (USA) LLC (Maturity Value $3,167,852)
       Deutsche Bank Securities Inc. (Maturity Value $2,910,901)
       HSBC Securities (USA) Inc. (Maturity Value $3,654,914)
       Morgan Stanley & Co. Inc. (Maturity Value $3,654,913)
       UBS Securities LLC (Maturity Value $3,167,852)
          Collateralized by U.S. Government Agency Securities, 0.50% - 5.25%,
       2/26/10 - 8/01/12; o U.S. Government Agency Discount Notes, 3/31/10;
   (e) U.S. Treasury Bills, 7/15/10 - 7/22/10; and U.S. Treasury Notes, 1.25% -
       3.50%, 9/30/10-5/31/13
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $419,706,711) 99.1%                                                                      431,312,882
       OTHER ASSETS, LESS LIABILITIES 0.9%                                                                                3,815,978
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $  435,128,860
                                                                                                                     ==============

(a)  The coupon rate shown represents the rate at period end.

(b)  Principal amount of security is adjusted for inflation.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2010, all repurchase agreements had been entered into on January 29, 2010.

(e)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Limited Maturity U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

FDIC  Federal Deposit Insurance Corp.
FHLB  Federal Home Loan Bank
SF    Single Family

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                COUNTRY                SHARES              VALUE
                                                                         --------------------   -------------------   --------------
       PREFERRED STOCKS (COST $104,200) 0.0%(a)
       BANKS 0.0%(a)
   (b) Freddie Mac, pfd., Z                                                 United States                 4,000       $        4,280
                                                                                                                      --------------

                                                                                                   PRINCIPAL
                                                                                                   AMOUNT(c)
                                                                                                ---------------
       CORPORATE BONDS 26.3%
       AUTOMOBILES & COMPONENTS 0.2%
       Ford Motor Credit Co. LLC, senior note, 7.50%, 8/01/12               United States               400,000              405,455
                                                                                                                      --------------
       BANKS 3.7%
       Barclays Bank PLC, senior note, 5.20%, 7/10/14                       United Kingdom              400,000              428,378
       BB&T Corp., senior note, 5.70%, 4/30/14                              United States               500,000              547,218
   (d) Commonwealth Bank of Australia, senior note, 144A, 3.75%,
          10/15/14                                                            Australia               1,000,000            1,011,792
       PNC Funding Corp., senior note, 5.40%, 6/10/14                       United States               750,000              817,833
       Regions Financial Corp., senior note, 7.75%, 11/10/14                United States               500,000              517,368
   (d) Royal Bank of Scotland PLC, senior note, 144A, 4.875%, 8/25/14       United Kingdom              750,000              770,639
   (e) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual                     United States               100,000               97,500
   (e) Wells Fargo Capital XV, pfd., 9.75%, Perpetual                       United States               150,000              160,500
       Western Corporate Federal Credit Union, senior note, 1.75%,
          11/02/12                                                          United States             2,000,000            2,011,077
       Westpac Banking Corp., senior note, 4.20%, 2/27/15                     Australia                 750,000              777,164
                                                                                                                      --------------
                                                                                                                           7,139,469
                                                                                                                      --------------
       CAPITAL GOODS 1.3%
       Case New Holland Inc., senior note, 7.125%, 3/01/14                  United States               200,000              201,000
       Greenbrier Coso Inc., senior note, 8.375%, 5/15/15                   United States               100,000               86,625
       Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
          4/15/14                                                           United States               300,000              367,409
       John Deere Capital Corp.,
          5.25%, 10/01/12                                                   United States               250,000              272,585
   (f)    senior note, FRN, 1.006%, 6/10/11                                 United States               300,000              302,686
(d, g) Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15        United States               100,000              101,750
       Northrop Grumman Corp., senior note, 3.70%, 8/01/14                  United States               750,000              774,483
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14              United States               200,000              201,500
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14              United States               200,000              203,500
                                                                                                                      --------------
                                                                                                                           2,511,538
                                                                                                                      --------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.1%
   (d) Caselia Waste Systems Inc., senior secured note, 144A, 11.00%,
          7/15/14                                                           United States               100,000              109,000
                                                                                                                      --------------
       CONSUMER DURABLES & APPAREL 0.9%
       Jostens IH Corp., senior sub. note, 4.25%, 10/01/12                  United States               200,000              202,000
       The Ryland Group Inc., senior note,
          5.375%, 5/15/12                                                   United States             1,000,000            1,015,000
          6.875%, 6/15/13                                                   United States               500,000              522,500
                                                                                                                      --------------
                                                                                                                           1,739,500
                                                                                                                      --------------
       CONSUMER SERVICES 0.5%
   (d) Shingle Springs Tribal Gaming, senior note, 144A, 9.375%,
          6/15/15                                                           United States               100,000               79,500
   (h) Station Casinos Inc., senior note, 7.75%, 8/15/16                    United States               100,000               18,250
       Yum! Brands Inc., senior note, 4.25%, 9/15/15                        United States               750,000              771,851
                                                                                                                      --------------
                                                                                                                             869,601
                                                                                                                      --------------
       DIVERSIFIED FINANCIALS 4.7%
       American Express Credit Corp., senior note, 5.125%, 8/25/14          United States               750,000              799,633
        Bank of America Corp., senior note, L, 7.375%, 5/15/14              United States               500,000              567,457
   (f) The Bear Stearns Coso LLC, FRN, 0.651%, 7/19/10                      United States               300,000              300,756
       Capital One Financial Corp., senior note, 7.375%, 5/23/14            United States               400,000              458,465

     Quarterly Statement of Investments   See Notes to Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (f) Caterpiliar Financial Services Corp., senior note, FRN, 1.001%,
          6/24/11                                                            United States              300,000       $      302,888
       Citigroup Inc., senior note, 5.50%, 10/15/14                          United States            1,000,000            1,031,483
       Deutsche Bank AG, 4.875%, 5/20/13                                        Germany                 200,000              216,260
       General Electric Capital Corp.,
          5.90%, 5/13/14                                                     United States              500,000              545,945
   (f)    FRN, 0.349%, 10/21/10                                              United States               18,000               18,017
       GMAC Inc., senior note, 6.875%,
          9/15/11                                                            United States              231,000              231,289
          8/28/12                                                            United States              100,000               99,750
       The Goldman Sachs Group Inc., senior note, 3.625%, 8/01/12            United States              750,000              775,806
       JPMorgan Chase & Co., senior note, 4.65%, 6/01/14                     United States              750,000              790,852
(f, h) Lehman Brothers Holdings Inc., senior note, FRN, 3.005%,
          7/18/11                                                            United States              200,000               42,250
   (f) Merrili Lynch & Co. Inc., senior note, C, FRN, 0.349%, 3/23/10        United States              300,000              300,047
       Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13                      United States              200,000              214,437
       Morgan Stanley, senior note, 6.00%, 5/13/14                           United States              500,000              545,335
       PHH Corp., senior note, 7.125%, 3/01/13                               United States            1,000,000              915,000
   (d) Pricoa Global Funding I, 144A, 5.45%, 6/11/14                         United States              500,000              543,923
       Textron Financial Corp., 5.125%, 11/01/10                             United States              250,000              254,522
                                                                                                                      --------------
                                                                                                                           8,954,115
                                                                                                                      --------------
       ENERGY 2.6%
       Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14                 United States              500,000              545,695
       Berry Petroleum Co., senior note, 10.25%, 6/01/14                     United States              200,000              220,000
       BP Capital Markets PLC, senior note, 3.625%, 5/08/14                 United Kingdom              600,000              625,107
       ConocoPhillips, 4.75%, 2/01/14                                        United States              100,000              108,364
       EI Paso Corp., senior note, 12.00%, 12/12/13                          United States              200,000              239,000
   (d) Gazprom, secured note, 144A, 7.51%, 7/31/13                              Russia                  100,000              105,937
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13                 United States              300,000              305,625
       Petrohawk Energy Corp., senior note, 10.50%, 8/01/14                  United States              200,000              222,000
       Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11              Venezuela              1,010,000              839,562
   (d) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14              Switzerland               100,000               92,983
       Valero Energy Corp., senior note, 6.875%, 4/15/12                     United States              500,000              548,872
   (d) Woodside Finance Ltd., 144A, 4.50%, 11/10/14                            Australia              1,000,000            1,032,650
                                                                                                                      --------------
                                                                                                                           4,885,795
                                                                                                                      --------------
       FOOD & STAPLES RETAILING 0.3%
       Wal-Marl Stores Inc., 3.20%, 5/15/14                                  United States              500,000              515,357
                                                                                                                      --------------
       FOOD, BEVERAGE & TOBACCO 1.0%
       Altria Group Inc., 7.75%, 2/06/14                                     United States              100,000              115,261
   (d) Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14            United States              100,000              114,496
       Bunge Ltd. Finance Co., senior note, 7.80%, 10/15/12                  United States              500,000              550,810
   (d) Cargill lnc., 144A, 5.20%, 1/22/13                                    United States              500,000              535,065
       ConAgra Foods Inc., 5.875%, 4/15/14                                   United States              300,000              332,221
   (d) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                      United States              200,000              225,500
                                                                                                                      --------------
                                                                                                                           1,873,353
                                                                                                                      --------------
       HEALTH CARE EQUIPMENT & SERVICES 0.9%
   (d) CareFusion Corp., senior note, 144A, 5.125%, 8/01/14                  United States              750,000              807,550
       Express Scripts Inc., senior note, 5.25%, 6/15/12                     United States              500,000              536,757
       Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11                 Germany                 200,000              210,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14                                                           United States              200,000              210,000
                                                                                                                      --------------
                                                                                                                           1,764,307
                                                                                                                      --------------
       INSURANCE 0.9%
       Berkshire Hathaway Finance Corp., senior note, 4.00%, 4/15/12         United States              400,000              422,828
       Marsh & McLennan Coso Inc., senior note, 5.15%, 9/15/10               United States              500,000              511,787
   (d) Metropolitan Life Global Funding I,
          144A, 2.875%, 9/17/12                                              United States              500,000              509,003
          senior secured note, 144A, 5.125%, 4/10/13                         United States              250,000              267,439
                                                                                                                      --------------
                                                                                                                           1,711,057
                                                                                                                      --------------
       MATERIALS 1.1%
   (d) Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14       United Kingdom              400,000              484,980

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       The Dow Chemical Co., senior note, 4.85%, 8/15/12                     United States              750,000       $      801,608
       Huntsman International LLC, senior sub. note, 7.875%, 11/15/14        United States              200,000              194,000
       NewPage Corp., senior secured note, 11.375%, 12/31/14                 United States              200,000              194,500
       Novelis Inc., senior note, 7.25%, 2/15/15                                Canada                  200,000              190,500
       Solo Cup Co.,
          senior secured note, 10.50%, 11/01/13                              United States              100,000              105,500
          senior sub. note, 8.50%, 2/15/14                                   United States              100,000               97,000
       Teck Resources Ltd., senior note, 9.75%, 5/15/14                         Canada                  100,000              114,750
                                                                                                                      --------------
                                                                                                                           2,182,838
                                                                                                                      --------------
       MEDIA 1.3%
   (d) CCH II LLC/CCH II Capital Corp., senior note, 144A, 13.50%,
       11/30/16                                                              United States               36,669               43,911
       Clear Channel Communications Inc., senior note, 6.25%, 3/15/11        United States            1,000,000              945,000
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11                     United States              500,000              521,250
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13                   United States              200,000              201,000
       UN Television Corp., senior sub. note, 6.50%, 5/15/13                 United States              200,000              192,000
       Reed Elsevier PLC, senior note, 7.75%, 1/15/14                       United Kingdom               50,000               58,056
   (d) Univision Communications Inc., senior secured note, 144A,
          12.00%, 7/01/14                                                    United States              200,000              217,000
       Viacom Inc., 4.375%, 9/15/14                                          United States              350,000              365,750
                                                                                                                      --------------
                                                                                                                           2,543,967
                                                                                                                      --------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1.1%
       Merck & Co Inc., senior note, 1.875%, 6/30/11                         United States              700,000              708,845
       Pfizer Inc., senior note, 4.45%, 3/15/12                              United States              250,000              266,279
   (d) Roche Holdings Inc., senior note, 144A, 4.50%, 3/01/12                 Switzerland               250,000              266,399
       Watson Pharmaceuticals Inc., senior note, 5.00%, 8/15/14              United States              750,000              784,762
                                                                                                                      --------------
                                                                                                                           2,026,285
                                                                                                                      --------------
       REAL ESTATE 1.7%
   (d) Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14                     Australia                750,000              797,401
       Duke Realty LP, senior note,
          5.625%, 8/15/11                                                    United States              250,000              259,635
          7.375%, 2/15/15                                                    United States              400,000              436,069
   (d) FelCor Lodging LP., senior secured note, 144A, 10.00%, 10/01/14       United States              200,000              199,000
       HCP Inc., senior note, F, 4.875%, 9/15/10                             United States              750,000              764,872
   (d) WEA Finance/WT Finance Australia, 144A, 5.75%, 9/02/15                United States              750,000              806,304
                                                                                                                      --------------
                                                                                                                           3,263,281
                                                                                                                      --------------
       RETAILING 0.1%
(d, f) Edcon Proprietary Ltd., senior secured note, 144A, FRN, 3.964%,
          6/15/14                                                            South Africa               200,000 EUR          190,561
       Michaels Stores Inc., senior note, 10.00%, 11/01/14                   United States              100,000              101,500
                                                                                                                      --------------
                                                                                                                             292,061
                                                                                                                      --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14           United States              200,000              179,000
                                                                                                                      --------------
       SOFTWARE & SERVICES 0.4%
       Oracle Corp., senior note, 3.75%, 7/08/14                             United States              500,000              524,017
       SunGard Data Systems Inc., senior note, 9.125%, 8/15/13               United States              200,000              204,500
                                                                                                                      --------------
                                                                                                                             728,517
                                                                                                                      --------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
       Hewlett-Packard Co., senior note, 2.95%, 8/15/12                      United States              500,000              516,963
                                                                                                                      --------------
       TELECOMMUNICATION SERVICES 1.3%
       AT&T Inc., 4.95%, 1/15/13                                             United States              100,000              107,836
       Cellco Partnership/Verizon Wireless, senior note, 5.25%,
          2/01/12                                                            United States              200,000              214,437
   (d) Digicel SA, senior note, 144A, 12.00%, 4/01/14                           Jamaica                 200,000              222,750
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                  United States              200,000              202,250
       Millicom International Cellular SA, senior note, 10.00%,
          12/01/13                                                            Luxembourg                200,000              207,500
   (f) Telecom Italia Capital SA, senior note, FRN, 0.861 %, 7/18/11             Italy                  300,000              298,048
       Telefonica Europe BV, 7.75%, 9/15/10                                   Netherlands               200,000              208,363
       Telefonica SA, senior note, 4.949%, 1/15/15                               Spain                  500,000              535,592

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Verizon New England Inc., senior note, 6.50%, 9/15/11               United States               200,000       $      215,040
       Verizon New York Inc., senior deb., A, 6.875%, 4/01/12              United States               200,000              220,022
                                                                                                                     --------------
                                                                                                                          2,431,838
                                                                                                                     --------------
       TRANSPORTATION 0.1%
   (d) Ceva Group PLC, senior secured note, 144A, 10.00%, 9/01/14         United Kingdom               200,000              190,804
   (d) Delta Air Lines Inc., senior secured note, 144A, 9.50%,
          9/15/14                                                          United States               100,000              104,000
                                                                                                                     --------------
                                                                                                                            294,804
                                                                                                                     --------------
       UTILITIES 1.7%
       Ameren Corp., senior note, 8.875%, 5/15/14                          United States               500,000              581,658
       Duke Energy Corp., senior note, 6.30%, 2/01/14                      United States               750,000              841,765
       Midamerican Energy Holdings Co., senior note, 3.15%, 7/15/12        United States               700,000              721,525
       NRG Energy Inc., senior note, 7.25%, 2/01/14                        United States               200,000              201,250
       PG&E Corp., senior note, 5.75%, 4/01/14                             United States               500,000              549,793
   (f) Southern Co., senior note, 2008A, FRN, 0.969%, 8/20/10              United States               300,000              301,172
                                                                                                                     --------------
                                                                                                                          3,197,163
                                                                                                                     --------------
       TOTAL CORPORATE BONDS (COST $47,314,145)                                                                          50,135,264
                                                                                                                     --------------
       CONVERTIBLE BONDS (COST $34,110) 0.0%(a)
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.0%(a)
       POL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23                 United States                30,000               33,338
                                                                                                                     --------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-
       BACKED SECURITIES 4.0%
       BANKS 1.6%
   (f) Countrywide Asset-Backed Certificates,
          2001-BC3, A, FRN, 0.711%, 12/25/31                               United States                 2,522                1,183
          2002-3, 1A1, FRN, 0.971%, 5/25/32                                United States                 1,795                1,439
   (f) FHLMC, 2996, FK, FRN, 0.483%, 6/15/35                               United States               142,603              142,199
       FNMA, G93-33, K, 7.00%, 9/25/23                                     United States                12,524               13,594
       Greenwich Capital Commercial Funding Corp., 2004-GG1, A7,
          5.317%, 6/10/36                                                  United States             1,000,000            1,042,152
(d, f) Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1,
          144A, FRN, 0.313%, 6/15/20                                       United States             2,341,418            2,003,860
                                                                                                                     --------------
                                                                                                                          3,204,427
                                                                                                                     --------------
       DIVERSIFIED FINANCIALS 2.3%
   (f) Advanta Business Card Master Trust,
          2005-A2, A2, FRN, 0.361%, 5/20/13                                United States               143,492              140,295
          2007-A4, A4, FRN, 0.261%, 4/22/13                                 United States              286,985              280,590
   (f) Capital One Auto Finance Trust, 2006-C, A4, FRN, 0.263%,
          5/15/13                                                          United States                86,101               85,105
   (f) Capital One Multi-Asset Execution Trust, 2007-A6, A6, FRN,
          0.303%, 5/15/13                                                  United States             1,391,000            1,390,111
   (f) Chase Funding Mortgage Loan Asset-Backed Certificates,
          2004-2, 2A2, FRN, 0.731%, 2/25/35                                United States                33,518               23,953
   (f) Chase Issuance Trust, 2007-A9, A9, FRN, 0.263%, 6/16/14             United States               500,000              497,119
   (f) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN, 0.273%,
          11/15/12                                                         United States             2,000,000            1,998,184
                                                                                                                     --------------
                                                                                                                          4,415,357
                                                                                                                     --------------
       REAL ESTATE 0.1%
   (f) Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B,
          FRN, 0.341%, 9/25/37                                             United States               139,363              101,497
                                                                                                                     --------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,533,145)                          7,721,281
                                                                                                                     --------------
       Mortgage-Backed Securities 12.7%
       FFEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.3%
       FHLMC, 2.733%, 12/01/34                                             United States                72,880               74,467
       FHLMC, 3.316%, 11/01/35                                             United States               807,562              833,663
       FHLMC, 3.34%, 10/01/33                                              United States                53,030               55,121

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FHLMC, 4.661%, 6/01/35                                              United States             1,483,083       $    1,537,960
                                                                                                                     --------------
                                                                                                                          2,501,211
                                                                                                                     --------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 3.1%
       FHLMC Gold 15 Year, 5.00%, 10/01/23                                 United States             1,931,120            2,043,019
       FHLMC Gold 15 Year, 6.00%, 6/01/23                                  United States               466,713              501,924
       FHLMC Gold 30 Year, 5.00%, 1/01/39                                  United States             3,235,567            3,367,893
                                                                                                                     --------------
                                                                                                                          5,912,836
                                                                                                                     --------------
   (F) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
          6.9%
       FNMA, 1.971%, 6/01/34                                               United States                34,945               35,877
       FNMA, 2.055%, 1/01/35                                               United States             1,245,585            1,272,870
       FNMA, 2.207%, 7/01/34                                               United States                42,410               43,361
       FNMA, 2.55%, 12/01/34                                               United States                 7,216                7,200
       FNMA, 2.622%, 8/01/34                                               United States                15,470               15,799
       FNMA, 2.63%, 4/01/33                                                United States                16,893               17,623
       FNMA, 2.63%, 8/01/34                                                United States                95,373               98,305
       FNMA, 2.642%, 1/01/35                                               United States               719,450              740,500
       FNMA, 2.648%, 4/01/34                                               United States                12,760               12,994
       FNMA, 2.77%, 1/01/33                                                United States                12,899               13,152
       FNMA, 2.855%, 11/01/34                                              United States                11,416               11,896
       FNMA, 2.884%, 3/01/33                                               United States                54,746               55,527
       FNMA, 2.887%, 2/01/35                                               United States                80,529               82,564
       FNMA, 2.895%, 4/01/35                                               United States                22,241               22,347
       FNMA, 2.968%, 5/01/33                                               United States                24,739               25,800
       FNMA, 3.053%, 2/01/34                                               United States                35,834               36,782
       FNMA, 3.087%, 1/01/35                                               United States                24,754               25,623
       FNMA, 3.095%, 11/01/33                                              United States             1,520,568            1,563,055
       FNMA, 3.126%, 11/01/36                                              United States               247,149              254,783
       FNMA, 3.197%, 3/01/35                                               United States               180,581              185,919
       FNMA, 3.29%, 3/01/34                                                United States                25,816               26,440
       FNMA, 3.32%, 5/01/34                                                United States               884,297              911,543
       FNMA, 3.332%, 9/01/34                                               United States               631,053              651,642
       FNMA, 3.334%, 11/01/32                                              United States                60,992               63,249
       FNMA, 3.581%, 3/01/35                                               United States             1,707,401            1,762,261
       FNMA, 3.80%, 12/01/33                                               United States               124,614              129,002
       FNMA, 3.862%, 4/01/33                                               United States                96,802              100,206
       FNMA, 4.104%, 8/01/33                                               United States               114,737              119,061
       FNMA, 5.027%, 9/01/35                                               United States               720,511              759,186
       FNMA, 5.517%, 2/01/36                                               United States             3,948,403            4,147,868
                                                                                                                     --------------
                                                                                                                         13,192,435
                                                                                                                     --------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 1.4%
       FNMA 15 Year, 4.50%, 1/01/24                                        United States             1,706,708            1,778,857
       FNMA 30 Year, 5.00%, 3/01/38                                        United States               757,190              788,038
       FNMA 30 Year, 9.00%, 12/01/20                                       United States                   193                  211
                                                                                                                     --------------
                                                                                                                          2,567,106
                                                                                                                     --------------
   (f) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
          RATE 0.0%(a)
       GNMA, 3.625%, 8/20/26 - 9/20/26                                     United States                38,738               39,765
       GNMA, 4.375%, 4/20/26                                               United States                26,221               27,041
                                                                                                                     --------------
                                                                                                                             66,806
                                                                                                                     --------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $23,743,228)                                                               24,240,394
                                                                                                                     --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 12.1%
(f, i) Government of Argentina, senior bond, FRN, 0.943%, 8/03/12            Argentina                  30,000                9,638
       Government of Australia, TB123, 5.75%, 4/15/12                        Australia               1,870,000 AUD        1,696,242
       Government of Hungary, 6.75%, 7/28/14                                  Hungary                  300,000 EUR          451,306
       Government of Indonesia,
          FR10, 13.15%, 3/15/10                                              Indonesia             150,000,000 IDR           16,189
          FR36, 11.50%, 9/15/19                                              Indonesia             165,000,000 IDR           19,725
          FR51, 11.25%, 5/15/14                                              Indonesia          17,100,000,000 IDR        2,019,982
       Government of Israel, 2680, 7.00%, 4/29/11                              Israel                  730,000 ILS          207,048
       Government of Korea, senior note, 5.75%, 4/16/14                     South Korea                210,000              230,025

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (d) Government of Lithuania, 144A, 6.75%, 1/15/15                         Lithuania                 250,000       $      255,787
       Government of Malaysia,
          3.869%, 4/13/10                                                    Malaysia                   19,000 MYR            5,586
          3.756%, 4/28/11                                                    Malaysia                5,310,000 MYR        1,580,560
          3.833%, 9/28/11                                                    Malaysia                2,065,000 MYR          617,002
       Government of Mexico, MI10, 8.00%, 12/19/13                            Mexico                    38,350(j)MXN        305,610
       Government of Norway, 6.00%, 5/16/11                                   Norway                   655,000 NOK          115,799
       Government of Poland,
          4.75%, 4/25/12                                                      Poland                   760,000 PLN          260,521
          5.00%, 10/24/13                                                     Poland                   370,000 PLN          126,059
          5.75%, 4/25/14                                                      Poland                 4,595,000 PLN        1,598,198
       Government of Sri Lanka, A,
           12.00%, 7/15/11                                                   Sri Lanka                 960,000 LKR            8,601
           8.50%, 1/15/13                                                    Sri Lanka               3,400,000 LKR           28,092
           13.50%, 2/01/13                                                   Sri Lanka               3,900,000 LKR           36,615
           11.25%, 7/15/14                                                   Sri Lanka              11,700,000 LKR          101,643
           11.00%, 8/01/15                                                   Sri Lanka              13,400,000 LKR          112,544
       Government of Sweden,
          5.25%, 3/15/11                                                      Sweden                 6,870,000 SEK          980,962
          5.50%, 10/08/12                                                     Sweden                13,460,000 SEK        2,006,668
       Government of Venezuela,
          10.75%, 9/19/13                                                    Venezuela                  35,000               32,200
   (k)    senior bond, Reg S, 5.375%, 8/07/10                                Venezuela                  20,000               19,820
       KfW Bankengruppe, senior note, 6.50%, 11/15/11                         Germany                  282,000 NZD          205,403
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                         South Korea          5,550,000,000 KRW        4,768,408
          0475-1112, 4.75%, 12/10/11                                        South Korea             95,000,000 KRW           83,070
       New South Wales Treasury Corp., 6.00%, 5/01/12                        Australia               2,180,000 AUD        1,973,154
       Nota Do Tesouro Nacional,
          10.00%, 1/01/12                                                     Brazil                     3,400(l)BRL      1,754,924
          10.00%, 1/01/13                                                     Brazil                       700(l)BRL        351,944
   (m) Index Linked, 6.00%, 5/15/17                                           Brazil                       150(l)BRL        144,420
(d, f) Societe Financement de l'Economie Francaise, senior bond,
          144A, FRN, 0.451%, 7/16/12                                          France                 1,000,000            1,001,250
                                                                                                                     --------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $23,335,789)                                                 23,124,995
                                                                                                                     --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 32.1%
       Bank of America Corp., FDIC Guaranteed, 2.375%, 6/22/12             United States             1,500,000            1,540,944
       FHLB,
          4.875%, 5/14/10                                                  United States               500,000              506,806
          3.50%, 7/16/10                                                   United States             1,000,000            1,015,569
          2.25% 4/13/12                                                    United States             3,500,000            3,582,379
          5.75%, 5/15/12                                                   United States               600,000              661,383
       FHLMC,
          4.875%, 2/09/10                                                  United States               200,000              200,211
          2.875%, 4/30/10                                                  United States               500,000              503,460
          2.375%, 5/28/10                                                  United States               700,000              705,139
          2.875%, 6/28/10                                                  United States             1,000,000            1,011,429
          4.125%, 7/12/10                                                  United States               400,000              407,229
          5.125%, 8/23/10                                                  United States               600,000              616,147
          5.125%, 7/15/12                                                  United States             1,000,000            1,093,515
          5.50%, 8/20/12                                                   United States             1,200,000            1,325,839
          3.50%, 5/29/13                                                   United States               500,000              527,897
          4.50%, 1/15/14                                                   United States             2,000,000            2,171,894
          senior note, 2.50%, 4/23/14                                      United States             3,000,000            3,028,812
       FNMA,
          7.125%, 6/15/10                                                  United States               200,000              205,254
          3.00%, 7/12/10                                                   United States             1,000,000            1,013,906
          4.25%, 8/15/10                                                   United States               750,000              767,257
          4.375%, 9/13/10                                                  United States               300,000              307,480
          2.875%, 10/12/10                                                 United States             3,600,000            3,663,004
          6.625%, 11/15/10                                                 United States               800,000              839,931
          5.00%, 10/15/11                                                  United States                50,000               53,563
          0.875%, 1/12/12                                                  United States             4,000,000            3,994,836

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       U.S. Treasury Note,
          5.125%, 6/30/11                                                  United States             3,000,000       $    3,196,524
          4.875%, 7/31/11                                                  United States             3,000,000            3,195,003
          4.50%, 11/30/11                                                  United States             4,000,000            4,276,408
          1.375%, 2/15/12                                                  United States             4,000,000            4,043,128
          4.50%, 4/30/12                                                   United States             4,500,000            4,854,379
          1.25%, 10/15/12                                                  United States             4,000,000            4,016,564
          2.75%, 2/28/13                                                   United States             4,000,000            4,165,628
          3.125%, 4/30/13                                                  United States             3,000,000            3,157,503
   (n) Index Linked, 3.00%, 7/15/12                                        United States               601,585              652,017
                                                                                                                     --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $60,578,582)                                                    61,301,038
                                                                                                                     --------------
   (f) SENIOR FLOATING RATE INTERESTS 2.5%
       CAPITAL GOODS 0.2%
       RBS Global Inc. (Rexnord),
          Incremental Tranche B-2, 2.50%, 7/22/13                          United States                 9,055                8,429
          Tranche B-1 Term Loan B, 2.75% - 2.813%, 7/22/13                 United States               259,428              245,483
       TransDigm Inc., Term Loan B, 2.249%, 6/23/13                        United States                86,116               84,286
                                                                                                                     --------------
                                                                                                                            338,198
                                                                                                                     --------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.1%
       ARAMARK Corp.,
          Synthetic L/C, 2.113%, 1/26/14                                   United States                 8,231                7,902
          Term Loan B, 2.126%, 1/26/14                                     United States               125,429              120,411
       Duratek Inc. (EnergySolutions), Term Loan B, 4.01%, 6/07/13         United States                11,438               11,309
       EnergySolutions LLC,
          Synthetic A Deposit, 3.99%, 6/07/13                              United States                   457                  452
          Synthetic L/C, 3.99%, 6/07/13                                    United States                 1,699                1,680
          Term Loan B, 4.01%, 6/07/13                                      United States                23,840               23,572
       JohnsonDiversey Inc., Tranche B Dollar Term Loan, 5.50%,
          11/24/15                                                         United States                36,952               37,506
                                                                                                                     --------------
                                                                                                                            202,832
                                                                                                                     --------------
       CONSUMER DURABLES & APPAREL 0.1%
       Jarden Corp.,
          Term Loan B1, 2.001%, 1/24/12                                    United States                 2,453                2,438
          Term Loan B2, 2.001%, 1/24/12                                    United States                 7,363                7,288
          Term Loan B4, 3.501%, 1/26/15                                    United States               116,830              117,413
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 4.25%,
          10/04/11                                                         United States                44,050               43,683
                                                                                                                     --------------
                                                                                                                            170,822
                                                                                                                     --------------
       CONSUMER SERVICES 0.1%
       Education Management LLC, Term Loan C, 2.063%, 6/01/13              United States               142,088              136,737
       Penn National Gaming Inc., Term Loan B, 1.98% - 2.03%,
          10/03/12                                                         United States                86,309               84,870
                                                                                                                     --------------
                                                                                                                            221,607
                                                                                                                     --------------
       FOOD & STAPLES RETAILING 0.2%
       SUPERVALU Inc., Term Loan B, 1.531%, 6/02/12                        United States               111,462              108,973
       Wm. Wrigley Jr. Co.,
          Term Loan B1, 3.063%, 12/17/12                                   United States               114,583              115,102
          Term Loan B2, 3.313%, 10/06/14                                   United States               160,416              161,303
                                                                                                                     --------------
                                                                                                                            385,378
                                                                                                                     --------------
       FOOD, BEVERAGE & TOBACCO 0.0%(a)
       Constellation Brands Inc.,
         Extended Term Loan B, 3.00%, 6/05/15                              United States                 2,523                2,526
         Term Loan B, 1.75%, 6/05/13                                       United States                 5,114                5,041
       Dean Foods Co., Term Loan B, 1.615% -1.635%, 4/02/14                United States                32,872               31,981
                                                                                                                     --------------
                                                                                                                             39,548
                                                                                                                     --------------
       HEALTH CARE EQUIPMENT & SERVICES 0.6%
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.506%, 7/25/14                          United States                22,614               21,404
          Term Loan, 2.506%, 7/25/14                                       United States               442,436              418,765

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       DaVita Inc., Term Loan B-1, 1.74% -1.76%, 10/05/12                  United States                15,598       $       15,280
       DJO Finance LLC, Term Loan B, 3.231%, 5/20/14                       United States               189,362              184,154
       Fresenius Medical Care Holdings Inc., Term Loan B, 1.621 % -
          1.626%, 3/31/13                                                     Germany                   53,865               52,731
       HCA Inc., Term Loan B-1, 2.501%, 11/18/13                           United States               264,366              251,809
   (g) LifePoint Hospitals Inc., Term Loan B, 1.887%, 4/15/12              United States               115,270              113,294
                                                                                                                     --------------
                                                                                                                          1,057,437
                                                                                                                     --------------
       MATERIALS 0.4%
       Ashland Inc., Term Loan B, 7.65%, 5/13/14                           United States                99,544              100,937
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.001%, 4/02/14       United States                61,774               59,639
       Georgia-Pacific LLC, Term Loan C, 3.481% - 3.506%, 12/23/14         United States               115,729              115,830
       Nalco Co.,
          Term Loan, 6.50%, 5/13/16                                        United States                89,468               90,944
          Term Loan B, 2.063%, 11/04/10                                    United States                17,355               17,352
       Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14        United States               420,169              424,371
                                                                                                                     --------------
                                                                                                                            809,073
                                                                                                                     --------------
       MEDIA 0.2%
   (g) Cinemark USA Inc., Term Loan, 1.99% - 2.03%, 10/05/13               United States                76,669               75,488
       CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2,
          2.004% - 2.046%, 3/29/16                                         United States               200,624              198,414
   (g) DIRECTV Holdings LLC, Term Loan B, 1.731%, 4/13/13                  United States                 9,630                9,577
       Discovery Communications Inc., Term Loan B, 2.251%, 5/14/14         United States                38,142               37,999
       Regal Cinemas Corp., Term Loan, 4.001%, 10/27/13                    United States                19,580               19,636
       UPC Financing Partnership, Term Loan T, 3.93%, 12/31/16              Netherlands                 57,989               57,133
                                                                                                                     --------------
                                                                                                                            398,247
                                                                                                                     --------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
       Mylan Inc., Term Loan B, 3.50% - 3.563%, 10/02/14                   United States               259,060              256,505
                                                                                                                     --------------
       RETAILING 0.1%
       Dollar General Corp., Tranche B-1 Term Loan, 2.981 % -
          2.999%, 7/07/14                                                  United States               105,441              102,722
                                                                                                                     --------------
       SOFTWARE & SERVICES 0.1%
       Affiliated Computer Services Inc., Term Loan B, 2.231%,
          3/20/13                                                          United States                43,494               43,383
       Lender Processing Services Inc., Term Loan B, 2.731%, 7/02/14       United States                38,847               38,879
       SunGard Data Systems Inc.,
          Tranche A U.S. Term Loan, 1.981 %, 2/28/14                       United States                18,841               18,263
          Tranche B U.S. Term Loan, 3.869% - 3.90%, 2/28/16                United States                44,391               43,762
                                                                                                                     --------------
                                                                                                                            144,287
                                                                                                                     --------------
       TELECOMMUNICATION SERVICES 0.2%
       Intelsat Corp. (PanAmSat),
          Incremental Term Loan B-2-A, 2.731%, 1/03/14                     United States                 1,155                1,104
          Incremental Term Loan B-2-B, 2.731%, 1/03/14                     United States                 1,154                1,104
          Incremental Term Loan B-2-C, 2.731%, 1/03/14                     United States                 1,154                1,104
          Tranche B-2-A, 2.731%, 1/03/14                                   United States                96,694               92,479
          Tranche B-2-B, 2.731%, 1/03/14                                   United States                96,664               92,450
          Tranche B-2-C, 2.731%, 1/03/14                                   United States                96,664               92,450
       NTELOS Inc., Term Loan B, 5.75%, 8/07/15                            United States                14,881               15,021
       Windstream Corp., Tranche B-2 Term Loan, 3.01%, 12/17/15            United States                54,012               53,606
                                                                                                                     --------------
                                                                                                                            349,318
                                                                                                                     --------------
       UTILITIES 0.1%
       NRG Energy Inc.,
          Credit Link, 2.001%, 2/01/13                                     United States                89,911               87,214
          Term Loan, 1.981% - 2.001%, 2/01/13                              United States               153,034              148,443
                                                                                                                     --------------
                                                                                                                            235,657
                                                                                                                     --------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $4,640,417)                                                             4,711,631
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $167,283,616)                                              171,272,221
                                                                                                                     --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       SHORT TERM INVESTMENTS 10.4%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES O.O%(a)
   (o) Israel Treasury Bill, 10/06/10                                         Israel                   205,000 ILS   $       54,280
   (o) Norway Treasury Bill, 3/17/10                                          Norway                   235,000 NOK           39,566
                                                                                                                     --------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $90,935)                                                         93,846
                                                                                                                     --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $299,871) 0.2%
(o, p) U.S. Treasury Bill, 5/27/10                                         United States               300,000              299,928
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $167,674,422)                                                  171,665,995
                                                                                                                     --------------

                                                                                                   SHARES
                                                                                              ----------------
       MONEY MARKET FUNDS (COST $19,551,576) 10.2%
   (q) lnstitutional Fiduciary Trust Money Market Portfolio, 0,00%         United States            19,551,576           19,551,576
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $187,225,998) 100.1%                                                                     191,217,571
       OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                               (258,731)
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $  190,958,840
                                                                                                                     ==============

(a)  Rounds to less than 0,1% of net assets.

(b)  Non-income producing.

(c)  The principal amount is stated in U,S, dollars unless otherwise indicated.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $13,091,234, representing 6.86% of net assets.

(e)  Perpetual security with no stated maturity date.

(f)  The coupon rate shown represents the rate at period end.

(g) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(j)  Principal amount is stated in 100 Mexican Peso Units.

(k) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the value of this security was $19,820, representing 0,01% of net assets.

(l)  Principal amount is stated in 1,000 Brazilian Real Units.

(m)  Redemption price at maturity is adjusted for inflation.

(n)  Principal amount of security is adjusted for inflation.

(o)  The security is traded on a discount basis with no stated coupon rate.

(p) Security or a portion of the security has been segregated as collateral for open future contracts. At January 31, 2010, the value of securities pledged amounted to $299,928.

(q) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

At January 31, 2010, the fund had the following financial future contracts outstanding. See Note 3.

FINANCIAL FUTURES CONTRACTS

                                     NUMBER OF     NOTIONAL    DELIVERY    UNREALIZED     UNREALIZED
DESCRIPTION                   TYPE   CONTRACTS      AMOUNT       DATE     APPRECIATION   DEPRECIATION
--------------------------   -----   ---------   -----------   --------   ------------   ------------
U.S. Treasury 2 Year Note     Long      129      $25,800,000    3/31/10       63,317          $--
U.S. Treasury 5 Year Note    Short       92        9,200,000    3/31/10       29,778           --
U.S. Treasury 10 Year Note   Short       41        4,100,000    3/22/10       71,009           --
                                                                            --------          ---
   Unrealized appreciation
      (depreciation)                                                         164,104           --
                                                                            --------          ---
      Net unrealized appreciation
         (depreciation)                                                     $164,104
                                                                            ========

At January 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                                       CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                         COUNTERPARTY   TYPE      QUANTITY     AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
-----------------                ------------   ----   -------------   ---------       ----------   ------------   ------------
Singapore Dollar                     JPHQ       Buy          647,494     465,522        2/08/10       $     --      $  (5,230)
Singapore Dollar                     JPHQ       Sell         647,494     430,000        2/08/10             --        (30,292)
Malaysian Ringgit                    DBAB       Buy          462,000     126,489        2/17/10          8,690             --
Singapore Dollar                     UBSW       Buy        1,253,000     902,868        3/23/10             --        (12,477)
Singapore Dollar                     UBSW       Sell       1,253,000     824,966        3/23/10             --        (65,424)
Indian Rupee                         DBAB       Buy        1,355,000      26,187        4/09/10          3,016             --
Indian Rupee                         DBAB       Buy        2,905,000      56,103        4/12/10          6,486             --
Indian Rupee                         JPHQ       Buy        1,951,000      37,397        4/13/10          4,633             --
Indian Rupee                         JPHQ       Buy        1,915,000      37,395        4/15/10          3,851             --
Indian Rupee                         DBAB       Buy          673,000      13,119        4/19/10          1,371             --
Indian Rupee                         JPHQ       Buy          957,000      18,757        4/19/10          1,847             --
Chilean Peso                         CITI       Buy       37,334,000      63,693        4/26/10          7,703             --
Indian Rupee                         DBAB       Buy        1,361,000      26,263        4/26/10          3,018             --
Chilean Peso                         CITI       Buy       29,628,000      50,452        4/27/10          6,204             --
Chilean Peso                         JPHQ       Buy       29,522,000      50,452        4/27/10          6,002             --
Indian Rupee                         JPHQ       Buy          194,000       3,749        4/27/10            425             --
Chilean Peso                         CITI       Buy       47,586,000      80,723        4/28/10         10,269             --
Chilean Peso                         UBSW       Buy        5,958,000      10,090        4/28/10          1,303             --
Indian Rupee                         JPHQ       Buy          963,000      18,754        4/28/10          1,960             --
Indian Rupee                         JPHQ       Buy          964,000      18,755        4/30/10          1,977             --
Indian Rupee                         DBAB       Buy        1,843,000      37,552        6/01/10          1,987             --
Indian Rupee                         HSBC       Buy           55,000       1,134        6/02/10             46             --
Indian Rupee                         HSBC       Buy          270,000       5,625        6/03/10            167             --
Indian Rupee                         HSBC       Buy        1,805,000      37,557        6/04/10          1,158             --
Indian Rupee                         DBAB       Buy          903,000      18,789        6/07/10            575             --
Indian Rupee                         DBAB       Buy          455,000       9,440        6/08/10            316             --
Indian Rupee                         HSBC       Buy          362,000       7,503        6/08/10            259             --
Indian Rupee                         DBAB       Buy          368,000       7,564        6/10/10            325             --
Indian Rupee                         BZWS       Buy          550,000      11,340        6/11/10            450             --
Indian Rupee                         HSBC       Buy          368,000       7,549        6/11/10            340             --
Indian Rupee                         DBAB       Buy          920,000      18,887        6/16/10            827             --

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

Indian Rupee                         DBAB       Buy          838,000      16,998        6/21/10            953             --
Indonesian Rupiah                    JPHQ       Buy    5,835,300,000     530,000        6/30/10         75,629             --
New Zealand Dollar                   DBAB       Buy        1,348,065     986,379        7/06/10             --        (52,469)
New Zealand Dollar                   DBAB       Sell       1,348,065     848,000        7/06/10             --        (85,910)
New Zealand Dollar                   DBAB       Buy          142,170     103,784        7/30/10             --         (5,494)
New Zealand Dollar                   DBAB       Sell         142,170      91,486        7/30/10             --         (6,804)
New Zealand Dollar                   BZWS       Buy           55,442      40,284        8/03/10             --         (1,969)
New Zealand Dollar                   BZWS       Sell          55,442      35,594        8/03/10             --         (2,721)
New Zealand Dollar                   DBAB       Buy          141,629     103,347        8/03/10             --         (5,470)
New Zealand Dollar                   DBAB       Sell         141,629      90,975        8/03/10             --         (6,902)
New Zealand Dollar                   BZWS       Buy           27,935      20,296        8/04/10             --           (992)
New Zealand Dollar                   BZWS       Sell          27,935      17,934        8/04/10             --         (1,369)
New Zealand Dollar                   DBAB       Buy           56,112      40,945        8/04/10             --         (2,171)
New Zealand Dollar                   DBAB       Sell          56,112      35,850        8/04/10             --         (2,924)
New Zealand Dollar                   CITI       Buy          140,649     102,139        8/05/10             --         (4,959)
New Zealand Dollar                   CITI       Sell         140,649      91,847        8/05/10             --         (5,333)
New Zealand Dollar                   DBAB       Buy           41,724      30,442        8/05/10             --         (1,613)
New Zealand Dollar                   DBAB       Sell          41,724      27,196        8/05/10             --         (1,633)
New Zealand Dollar                   HSBC       Buy          289,000     210,739        8/05/10             --        (11,056)
New Zealand Dollar                   HSBC       Sell         289,000     186,925        8/05/10             --        (12,758)
New Zealand Dollar                   CITI       Buy           55,081      39,994        8/06/10             --         (1,940)
New Zealand Dollar                   CITI       Sell          55,081      35,996        8/06/10             --         (2,058)
New Zealand Dollar                   FBCO       Buy           27,490      19,971        8/06/10             --           (979)
New Zealand Dollar                   FBCO       Sell          27,490      17,903        8/06/10             --         (1,089)
New Zealand Dollar                   CITI       Sell          54,349      35,733        8/09/10             --         (1,805)
New Zealand Dollar                   DBAB       Sell          54,595      35,912        8/09/10             --         (1,795)
New Zealand Dollar                   FBCO       Sell          53,729      35,405        8/09/10             --         (1,704)
New Zealand Dollar                   FBCO       Sell          53,824      35,746        8/11/10             --         (1,421)
New Zealand Dollar                   DBAB       Sell          50,534      33,009        8/12/10             --         (1,883)
New Israeli Shekel                   CITI       Buy          150,000      39,584        8/17/10            442             --
New Israeli Shekel                   CITI       Buy          150,000      39,518        8/19/10            506             --
New Israeli Shekel                   DBAB       Buy           15,000       3,952        8/19/10             51             --
New Israeli Shekel                   CITI       Buy           57,600      15,070        8/20/10            299             --
New Israeli Shekel                   CITI       Buy           98,200      25,753        8/23/10            447             --
New Zealand Dollar                   FBCO       Sell          49,380      32,560        8/24/10             --         (1,494)
New Zealand Dollar                   DBAB       Sell          49,000      32,757        8/27/10             --         (1,026)
Euro                                 BZWS       Sell           2,400       3,534        9/20/10            210             --
Euro                                 UBSW       Sell          15,642      22,935        9/23/10          1,276             --
Euro                                 JPHQ       Sell           6,904      10,222        9/24/10            663             --
Malaysian Ringgit                    JPHQ       Buy           90,000      17,654 EUR    9/28/10          1,625             --
Euro                                 DBAB       Sell       1,355,000   1,982,270       10/04/10        106,274             --
Philippine Peso                      DBAB       Buy        2,962,000      61,394       10/04/10            654             --
Philippine Peso                      HSBC       Buy        2,376,000      49,116       10/04/10            656             --
Philippine Peso                      DBAB       Buy        3,542,000      73,686       10/05/10            506             --
Philippine Peso                      HSBC       Buy        3,543,000      73,689       10/05/10            524             --
Indian Rupee                         DBAB       Buy       37,626,250     775,000       10/06/10         24,373             --
Philippine Peso                      JPHQ       Buy          936,000      19,656       10/06/10             --            (51)
Philippine Peso                      DBAB       Buy        2,908,000      61,412       10/07/10             --           (510)

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

Philippine Peso                      CITI       Buy        1,164,000      24,565       10/08/10             --           (190)
Philippine Peso                      DBAB       Buy        2,327,000      49,130       10/08/10             --           (400)
Philippine Peso                      HSBC       Buy        2,331,000      49,122       10/08/10             --           (308)
Philippine Peso                      JPHQ       Buy        1,160,000      24,545       10/08/10             --           (253)
Philippine Peso                      DBAB       Buy          693,000      14,742       10/12/10             --           (234)
Philippine Peso                      HSBC       Buy        1,155,000      24,559       10/13/10             --           (381)
Philippine Peso                      JPHQ       Buy        2,582,000      55,171       10/13/10             --         (1,123)
Chinese Yuan                         HSBC       Buy           58,724       5,963 EUR   10/15/10            380             --
Chinese Yuan                         HSBC       Buy           19,095       2,900       10/25/10             --            (91)
Chinese Yuan                         HSBC       Buy           37,968       5,751       10/26/10             --           (165)
Chinese Yuan                         HSBC       Buy           18,971       2,868       10/27/10             --            (76)
Japanese Yen                         DBAB       Sell      59,567,300     650,000       10/28/10             --        (11,277)
Euro                                 DBAB       Sell       1,051,000   1,554,009       10/29/10         99,254             --
Japanese Yen                         BZWS       Sell      55,436,000     618,999       11/10/10          3,413             --
Japanese Yen                         UBSW       Sell     172,318,944   1,932,000       11/17/10         18,208             --
Euro                                 DBAB       Sell         332,718     495,916       11/29/10         35,495             --
Mexican Peso                         CITI       Sell         121,000       8,910       12/02/10             17             --
Euro                                 UBSW       Sell         373,000     533,334        1/11/11         17,347             --
Euro                                 BZWS       Sell         147,003     211,537        1/12/11          8,183             --
Philippine Peso                      JPHQ       Buy        5,053,000     108,651        1/13/11             --         (3,588)
Euro                                 BZWS       Sell         227,000     329,377        1/14/11         15,366             --
Philippine Peso                      HSBC       Buy          810,000      17,319        1/14/11             --           (478)
Euro                                 DBAB       Sell          47,000      67,989        1/18/11          2,975             --
Euro                                 CITI       Sell         532,000     751,051        1/27/11         15,206             --
Japanese Yen                         DBAB       Sell     120,543,920   1,337,000        2/02/11            880             --
                                                                                                      --------      ---------
   Unrealized appreciation
      (depreciation)                                                                                   507,017       (362,289)
                                                                                                      --------      ---------
   Net unrealized appreciation
      (depreciation)                                                                                  $144,728
                                                                                                      ========

(a)  In U.S. dollars unless otherwise indicated.

At January 31, 2010, the fund had the following credit default swap contracts outstanding. See Note 3.

CREDIT DEFAULT SWAP CONTRACTS

                                                                   PERIODIC
                                                       NOTIONAL     PAYMENT   EXPIRATION    UNREALIZED     UNREALIZED
DESCRIPTION                         COUNTERPARTY(a)    AMOUNT(b)     RATE        DATE      APPRECIATION   DEPRECIATION    RATING(c)
---------------------------------   ---------------   ----------   --------   ----------   ------------   ------------   ----------
CONTRACTS TO BUY PROTECTION
SINGLE NAME
Aetna Inc.                               MLCO         $  100,000     0.62%     3/20/13       $     --       $    (928)
Clear Channel Communications Inc.        CITI          1,000,000     5.00%     3/20/11             --        (165,681)
Dish Network Corp.                       FBCO            500,000     1.00%     12/20/11            --          (7,592)
Marsh & McLennan Coso Inc.               FBCO            500,000     0.65%     9/20/10             --            (871)
PHH Corp.                                BOFA          1,000,000     5.00%     3/20/13          3,560              --
Ryland Group Inc.                        FBCO          1,000,000     5.00%     6/20/12             --            (923)
Ryland Group Inc.                        FBCO            500,000     5.00%     6/20/13          1,868              --
Textron Financial Corp.                  MLCO            250,000     0.27%     12/20/10         1,016              --

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

CONTRACTS TO SELL PROTECTION(d)

SINGLE NAME
UnitedHealth Group Inc.                  MLCO            200,000     0.88%     3/20/13            560              --        A-
TRADED INDEX
CDX.NA.HY.13                             FBCO          1,980,000     5.00%     12/20/14        80,243              --        Non
                                                                                                                         Investment
                                                                                                                            Grade
CDX.NA.IG.13                             FBCO          2,000,000     1.00%     12/20/14           392              --    Investment
                                                                                                                            Grade
                                                                                                                             Non
LCDX.NA.13                               FBCO          5,500,000     5.00%     12/20/14       242,847              --    Investment
                                                                                                                            Grade
                                                                                             --------       ---------
   Unrealized appreciation
      (depreciation)                                                                          330,486        (175,995)
                                                                                             --------       ---------
      Net unrealized appreciation
         (depreciation)                                                                      $154,491
                                                                                             ========

(a) Positions are generally not collateralized if the unrealized appreciation (depreciation) is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

                                                      COLLATERAL
                                                        POSTED
COUNTERPARTY                                          (RECEIVED)
------------                                          ----------
CITI                                                   $(40,167)
MLCO                                                    (20,000)
                                                       --------
Total collateral for credit default swaps              $(60,167)
                                                       ========

(b) For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

(c) Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

(d) The fund enters into contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy for traded index swaps.

ABBREVIATIONS

COUNTERPARTY

BOFA   Bank of America N.A.
BZWS   Barclays Bank PLC
CITI   Citibank N.A.
DBAB   Deutsche Bank AG
FBCO   Credit Suisse International
HSBC   HSBC Bank USA, N.A.
JPHQ   JPMorgan Chase Bank, N.A.
MLCO   Merrill Lynch Capital Services, Inc.
UBSW   UBS AG

CURRENCY

AUD    Australian Dollar
BRL    Brazilian Real
EUR    Euro
IDR    Indonesian Rupiah
ILS    New Israeli Shekel
KRW    South Korean Won
LKR    Sri Lankan Rupee
MXN    Mexican Peso

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

MYR    Malaysian Ringgit
NOK    Norwegian Krone
NZD    New Zealand Dollar
PLN    Polish Zloty
SEK    Swedish Krona

Selected Portfolio

FDIC    Federal Deposit Insurance Corp.
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
GNMA    Government National Mortgage Association
L/C     Letter of Credit

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Real Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                              COUNTRY              SHARES                 VALUE
                                                                       --------------------   ----------------       --------------
       COMMON STOCKS 5.3%
       ENERGY 3.5%
       Devon Energy Corp.                                                 United States                 31,600       $    2,114,356
       Exxon Mobil Corp.                                                  United States                  6,800              438,124
       Marathon Oil Corp.                                                 United States                 32,600              971,806
   (a) Nabors Industries Ltd.                                                Bermuda                    26,300              586,490
       Occidental Petroleum Corp.                                         United States                 10,500              822,570
       Peabody Energy Corp.                                               United States                 27,300            1,149,876
       Schlumberger Ltd.                                                  United States                 17,100            1,085,166
       Smith International Inc.                                           United States                 32,400              982,368
   (a) Southwestern Energy Co.                                            United States                 34,600            1,483,648
   (a) Transocean Ltd.                                                    United States                 19,519            1,654,040
       Valero Energy Corp.                                                United States                 16,100              296,562
   (a) Weatherford International Ltd.                                     United States                 60,300              945,504
       XTO Energy Inc.                                                    United States                 59,300            2,643,001
                                                                                                                     --------------
                                                                                                                         15,173,511
                                                                                                                     --------------
       MATERIALS 1.2%
       Alcoa Inc.                                                         United States                 58,500              744,705
       Barrick Gold Corp.                                                    Canada                     51,200            1,782,784
       Freeport-McMoRan Copper & Gold Inc., B                             United States                 25,373            1,692,125
       Nucor Corp.                                                        United States                 10,800              440,640
       United States Steel Corp.                                          United States                 12,100              537,603
                                                                                                                     --------------
                                                                                                                          5,197,857
                                                                                                                     --------------
       MEDIA 0.0%(b)
   (a) Dex One Corp.                                                      United States                  4,347              134,777
                                                                                                                     --------------
       REAL ESTATE 0.6%
       AvalonBay Communities Inc.                                         United States                  2,372              181,719
       Boston Properties Inc.                                             United States                  4,800              311,376
       Kimco Realty Corp.                                                 United States                 11,700              147,654
       LaSalle Hotel Properties                                           United States                 11,600              233,740
       ProLogis                                                           United States                  9,089              114,521
       Public Storage                                                     United States                  5,600              443,408
       Regency Centers Corp.                                              United States                  6,400              214,336
       Simon Property Group Inc.                                          United States                  5,021              361,512
       UDR Inc.                                                           United States                  9,835              153,033
       Vornado Realty Trust                                               United States                  4,764              308,136
                                                                                                                     --------------
                                                                                                                          2,469,435
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $24,389,335)                                                                            22,975,580
                                                                                                                     --------------
       PREFERRED STOCKS (COST $37,985) O.O%(b)
       DIVERSIFIED FINANCIALS O.O%(b)
   (c) GMAC Inc., 7.00%, pfd., 144A                                       United States                    107               78,330
                                                                                                                     --------------

                                                                                                PRINCIPAL(d)
                                                                                                   AMOUNT
                                                                                              ----------------
   (e) SENIOR FLOATING RATE INTERESTS (COST $395,954) 0.1%
       MATERIALS 0.1%
       Novelis Corp., U.S. Term Loan, 2.24% - 2.26%, 7/07/14              United States                395,954              376,837
                                                                                                                     --------------
       CORPORATE BONDS 5.1%
       AUTOMOBILES & COMPONENTS 0.2%
       Ford Motor Credit Co. LLC, senior note,
          9.875%, 8/10/11                                                 United States                600,000              630,000
          8.125%, 1/15/20                                                 United States                200,000              201,822
                                                                                                                     --------------
                                                                                                                            831,822
                                                                                                                     --------------
       CAPITAL GOODS 0.4%
       Case New Holland Inc., senior note, 7.125%, 3/01/14                United States                500,000              502,500

     Quarterly Statement of Investments   See Notes to Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Real Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14            United States                500,000       $      503,750
   (c) RSC Equipment Rental Inc., senior secured note, 144A, 10.00%,
          7/15/17                                                         United States                500,000              546,250
                                                                                                                     --------------
                                                                                                                          1,552,500
                                                                                                                     --------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.2%
   (e) ARAMARK Corp., senior note, FRN, 3.781%, 2/01/15                   United States                500,000              455,000
   (c) Caselia Waste Systems Inc., senior secured note, 144A, 11.00%,
          7/15/14                                                         United States                200,000              218,000
                                                                                                                     --------------
                                                                                                                            673,000
                                                                                                                     --------------
       CONSUMER DURABLES & APPAREL 0.1%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17                     United States                500,000              505,000
                                                                                                                     --------------
       CONSUMER SERVICES 0.5%
   (c) Host Hotels & Resorts LP, senior note, 144A, 9.00%, 5/15/17        United States                500,000              537,500
       MGM MIRAGE, senior note, 6.625%, 7/15/15                           United States                800,000              666,000
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18          United States                500,000              486,250
       Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%,
          5/15/18                                                         United States                500,000              501,250
                                                                                                                     --------------
                                                                                                                          2,191,000
                                                                                                                     --------------
       DIVERSIFIED FINANCIALS 0.1%
       GMAC Inc., senior note, 6.875%, 9/15/11                            United States                506,000              506,632
                                                                                                                     --------------
       ENERGY 0.6%
       Chesapeake Energy Corp., senior note,
          6.625%, 1/15/16                                                 United States                750,000              733,125
          6.25%, 1/15/18                                                  United States                 50,000               47,625
       EI Paso Corp., senior note, 12.00%, 12/12/13                       United States                400,000              478,000
       Mariner Energy Inc., senior note, 11.75%, 6/30/16                  United States                200,000              226,500
   (c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14           Switzerland                 400,000              371,934
       Tesoro Corp., senior note, 6.25%, 11/01/12                         United States                800,000              810,000
                                                                                                                     --------------
                                                                                                                          2,667,184
                                                                                                                     --------------
       FOOD & STAPLES RETAILING 0.1%
       Rite Aid Corp., senior secured note, 9.75%, 6/12/16                United States                500,000              537,500
                                                                                                                     --------------
       FOOD, BEVERAGE & TOBACCO 0.2%
   (c) BAT International Finance PLC, 144A, 8.125%, 11/15/13              United Kingdom               400,000              472,115
   (c) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                   United States                500,000              563,750
                                                                                                                     --------------
                                                                                                                          1,035,865
                                                                                                                     --------------
       HEALTH CARE EQUIPMENT & SERVICES 0.5%
       DaVita Inc., senior sub. note, 7.25%, 3/15/15                      United States                500,000              503,125
   (c) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15            Germany                   200,000              225,000
       HCA Inc., senior secured note, 9.125%, 11/15/14                    United States                800,000              836,000
       US Oncology Inc., senior secured note, 9.125%, 8/15/17             United States                400,000              422,000
                                                                                                                     --------------
                                                                                                                          1,986,125
                                                                                                                     --------------
       MATERIALS 0.5%
       Ball Corp., senior note, 7.375%, 9/01/19                           United States                100,000              104,750
       Crown Americas Inc., senior note, 7.75%, 11/15/15                  United States                200,000              206,500
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.25%,
          4/01/15                                                         United States                500,000              541,822
       Nalco Co., senior sub. note, 8.875%, 11/15/13                      United States                400,000              413,000
       NewPage Corp., senior secured note, 11.375%, 12/31/14              United States                400,000              389,000
       Solo Cup Co., senior secured note, 10.50%, 11/01/13                United States                200,000              211,000
       Solutia Inc., senior note, 8.75%, 11/01/17                         United States                200,000              212,500
                                                                                                                     --------------
                                                                                                                          2,078,572
                                                                                                                     --------------
       MEDIA 0.6%
(c)    Charter Communications Operating LLC, senior note, 144A,
          8.375%, 4/30/14                                                 United States                700,000              715,750
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13                United States                600,000              603,000
       Liberty Media Corp., senior note, 5.70%, 5/15/13                   United States                600,000              583,500

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Real Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (c) Univision Communications Inc., senior secured note, 144A,
         12.00%, 7/01/14                                                  United States             500,000          $      542,500
                                                                                                                     --------------
                                                                                                                          2,444,750
                                                                                                                     --------------
       REAL ESTATE 0.1%
   (c) FelCor Lodging Trust Inc., senior secured note, 144A, 10.00%,
          10/01/14                                                        United States             400,000                 398,000
                                                                                                                     --------------
       SOFTWARE & SERVICES 0.1%
       SunGard Data Systems Inc., senior secured note, 4.875%,
           1/15/14                                                        United States             600,000                 567,750
                                                                                                                     --------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
(c, e) Sanmina-SCI Corp., senior note, 144A, FRN, 3.004%, 6/15/14         United States             400,000                 368,000
                                                                                                                     --------------
       TELECOMMUNICATION SERVICES 0.1%
   (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
          12/01/15                                                             Italy                500,000                 541,250
                                                                                                                     --------------
       TRANSPORTATION 0.1%
   (c) Delta Air Lines Inc., senior secured note, 144A, 9.50%,
          9/15/14                                                         United States             200,000                 208,000
                                                                                                                     --------------
       UTILITIES 0.6%
       Ameren Corp., senior note, 8.875%, 5/15/14                         United States             500,000                 581,659
       CMS Energy Corp., senior note, 8.75%, 6/15/19                      United States             300,000                 343,646
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16                 United States             500,000                 453,750
   (c) lntergen NV, senior secured note, 144A, 9.00%, 6/30/17              Netherlands              500,000                 512,500
       NRG Energy Inc., senior note, 7.25%, 2/01/14                       United States             700,000                 704,375
                                                                                                                     --------------
                                                                                                                          2,595,930
                                                                                                                     --------------
       TOTAL CORPORATE BONDS (COST $20,136,017)                                                                          21,688,880
                                                                                                                     --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 11.3%
       Government of Hungary,
          3.50%, 7/18/16                                                     Hungary                 60,000    EUR           77,788
          4.375%, 7/04/17                                                    Hungary                150,000    EUR          203,009
          5.75%, 6/11/18                                                     Hungary                435,000    EUR          625,874
          senior note, 3.875%, 2/24/20                                       Hungary                180,000    EUR          224,383
       Government of Malaysia,
          3.869%, 4/13/10                                                   Malaysia              7,000,000    MYR        2,057,946
          3.756%, 4/28/11                                                   Malaysia              8,560,000    MYR        2,547,946
          3.833%, 9/28/11                                                   Malaysia             33,960,000    MYR       10,146,927
          3.702%, 2/25/13                                                   Malaysia              1,840,000    MYR          547,082
          3.461%, 7/31/13                                                   Malaysia                150,000    MYR           44,120
          3.814%, 2/15/17                                                   Malaysia              6,100,000    MYR        1,764,128
       Government of Poland, 4.25%, 5/24/11                                  Poland              21,500,000    PLN        7,364,779
       Government of Sweden, 5.25%, 3/15/11                                  Sweden              44,235,000    SEK        6,316,284
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                        South Korea        2,120,000,000    KRW        1,821,446
          0550-1106, 5.50%, 6/10/11                                        South Korea        5,150,000,000    KRW        4,555,326
       Nota Do Tesouro Nacional,
          9.762%, 1/01/12                                                    Brazil                   5,770(f) BRL        2,978,209
   (g)    Index Linked, 6.00%, 5/15/15                                       Brazil                   4,600(f) BRL        4,452,136
   (g)    Index Linked, 6.00%, 5/15/45                                       Brazil                   1,680(f) BRL        1,588,903
       Queensland Treasury Corp., 11, 6.00%, 6/14/11                        Australia             2,010,000    AUD        1,809,868
                                                                                                                     --------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $48,169,854)                                                 49,126,154
                                                                                                                     --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 65.6%
   (h) U.S. Treasury Bond, Index Linked,
          2.375%, 1/15/25                                                 United States           3,098,610               3,339,719
          3.875%, 4/15/29                                                 United States             394,770                 516,686
   (h) U.S. Treasury Note, Index Linked,
          0.875%, 4/15/10                                                 United States          45,504,218              45,721,091
          3.50%, 1/15/11                                                  United States          21,129,723              22,034,329
          2.375%, 4/15/11                                                 United States          57,545,242              59,725,688
          2.00%, 4/15/12                                                  United States          43,601,587          $   45,890,670

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Real Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          3.00%, 7/15/12                                                  United States              9,625,142           10,432,749
          2.00%, 1/15/14                                                  United States             42,381,283           45,304,914
          2.00%, 7/15/14                                                  United States              1,147,633            1,230,836
          1.625%, 1/15/15                                                 United States             24,924,179           26,222,953
          2.00%, 1/15/16                                                  United States             22,888,379           24,528,125
                                                                                                                     --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $278,158,955)                                                  284,947,760
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $371,288,100)                                              379,193,541
                                                                                                                     --------------
       SHORT TERM INVESTMENTS 11.7%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $6,525,816) 1.5%
   (i) Norway Treasury Bill, 3/17/10                                          Norway                38,710,000 NOK        6,517,440
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $377,813,916)                                               385,710,981
                                                                                                                     --------------
       REPURCHASE AGREEMENTS (COST $44,429,956) 10.2%
   (j) Joint Repurchase Agreement, 0.094%, 2/01/10 (Maturity Value        United States             44,429,956           44,429,956
          $44,430,304)
       Banc of America Securities LLC (Maturity Value $5,400,948)
       Barclays Capital Inc. (Maturity Value $5,400,948)
       BNP Paribas Securities Corp. (Maturity Value $5,400,948)
       Credit Suisse Securities (USA) LLC (Maturity Value $5,400,948)
       Deutsche Bank Securities Inc. (Maturity Value $4,962,865)
       HSBC Securities (USA) Inc. (Maturity Value $6,231,349)
       Morgan Stanley & Co. Inc. (Maturity Value $6,231,350)
       UBS Securities LLC (Maturity Value $5,400,948)
          Collateralized by U.S. Government Agency Securities, 0.50% -
       5.25%, 2/26/10 - 8/01/12;(i) U.S. Government Agency Discount
       Notes, 3/31/10;(i) U.S. Treasury Bills, 7/15/10-7/22/10; and
       U.S. Treasury Notes, 1.25%-3.50%, 9/30/10-5/31/13
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $422,243,872) 99.1%                                                                      430,140,937
       OTHER ASSETS, LESS LIABILITIES 0.9%                                                                                4,123,522
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $  434,264,459
                                                                                                                     ==============

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $6,298,879, representing 1.45% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The coupon rate shown represents the rate at period end.

(f)  Principal amount is stated in 1,000 Brazilian Real Units.

(g)  Redemption price at maturity is adjusted for inflation.

(h)  Principal amount of security is adjusted for inflation.

(i)  The security is traded on a discount basis with no stated coupon rate.

(j) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2010, all repurchase agreements had been entered into on January 29, 2010.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Real Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

At January 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                      CONTRACT   SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY       COUNTERPARTY   TYPE      QUANTITY       AMOUNT       DATE      APPRECIATION   DEPRECIATION
--------       ------------   ----   -------------   ---------   ----------   ------------   ------------
Chinese Yuan       HSBC       Buy       42,000,000   5,949,009     2/03/10      $  202,795     $     --
Chilean Peso       DBAB       Buy    2,927,500,000   5,000,000     4/08/10         603,890           --
Indian Rupee       DBAB       Buy      110,401,000   2,260,000     6/18/10         105,426           --
Chilean Peso       JPHQ       Buy      870,254,700   1,590,000     8/18/10          82,870           --
Chilean Peso       JPHQ       Buy      289,219,000     523,000     8/19/10          32,952           --
Chinese Yuan       HSBC       Buy          806,753     122,536    10/25/10              --       (3,847)
Chinese Yuan       HSBC       Buy        1,371,580     207,746    10/26/10              --       (5,949)
Chinese Yuan       HSBC       Buy          820,480     124,024    10/27/10              --       (3,300)
                                                                                ----------      -------
Unrealized appreciation (depreciation)                                           1,027,933      (13,096)
                                                                                ----------      -------
Net unrealized appreciation (depreciation)                                      $1,014,837
                                                                                ==========

ABBREVIATIONS

COUNTERPARTY

DBAB Deutsche Bank AG
HSBC HSBC Bank USA, NA
JPHQ JPMorgan Chase Bank, NA

CURRENCY

AUD  Australian Dollar
BRL  Brazilian Real
EUR  Euro
KRW  South Korean Won
MYR  Malaysian Ringgit
NOK  Norwegian Krone
PLN  Polish Zloty
SEK  Swedish Krona

SELECTED PORTFOLIO

FRN  Floating Rate Note

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                       COUNTRY/ORGANIZATION        SHARES                VALUE
                                                                       --------------------   ----------------       --------------
       COMMON STOCKS 0.0%(a)
       MEDIA 0.0%(a)
   (b) Charter Communications Inc., A                                      United States                 1,331       $       40,769
   (b) Dex One Corp.                                                       United States                24,303              815,605
                                                                                                                     --------------
       TOTAL COMMON STOCKS (Cost $797,313)                                                                                  856,374
                                                                                                                     --------------
       CONVERTIBLE PREFERRED STOCKS (COST $1,000,891) 0.0%(a)
       AUTOMOBILES & COMPONENTS 0.0%(a)
   (b) General Motors Corp., 6.25%, cvt. pfd., C                           United States                43,500              271,875
                                                                                                                     --------------
       PREFERRED STOCKS (COST $164,010) 0.0%(a)
       DIVERSIFIED FINANCIALS 0.0%(a)
   (c) GMAC Inc., 7.00%, pfd., 144A                                        United States                   462              338,212
                                                                                                                     --------------

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT(d)
                                                                                              ----------------
       CORPORATE BONDS 32.2%
       AUTOMOBILES & COMPONENTS 0.9%
   (c) American Axle & Manufacturing Holdings Inc.,
          senior secured note, 144A, 9.25%, 1/15/17                        United States               500,000              520,000
       Ford Motor Credit Co. LLC, senior note,
          9.875%, 8/10/11                                                  United States             1,500,000            1,575,000
          7.50%, 8/01/12                                                   United States             3,500,000            3,547,729
          8.125%, 1/15/20                                                  United States               500,000              504,555
       The Goodyear Tire & Rubber Co., senior note, 7.857%, 8/15/11        United States            15,000,000           15,600,000
                                                                                                                     --------------
                                                                                                                         21,747,284
                                                                                                                     --------------
       BANKS 2.8%
       Barclays Bank PLC, senior note,
          5.20%, 7/10/14                                                  United Kingdom             3,200,000            3,427,024
          5.125%, 1/08/20                                                 United Kingdom             8,000,000            7,957,650
       BB&T Corp., senior note, 6.85%, 4/30/19                             United States             6,800,000            7,838,319
(c, e) BNP Paribas, 144A, 7.195%, Perpetual                                   France                 3,500,000            3,412,500
       Compass Bank, 6.40%, 10/01/17                                       United States             3,700,000            3,818,903
       Countrywide Financial Corp., 4.00%, 3/22/11                         United States             1,300,000            1,341,114
       Discover Bank, sub. note, 8.70%, 11/18/19                           United States             4,000,000            4,378,812
   (f) Fifth Third Capital Trust IV, junior sub. note,
          FRN, 6.50%, 4/15/67                                              United States             3,000,000            2,310,000
       HSBC Holdings PLC, sub. note, 6.50%, 9/15/37                       United Kingdom             3,000,000            3,181,583
   (g) HSBK (Europe) BV, Reg S, 7.25%, 5/03/17                              Kazakhstan               3,850,000            3,600,998
   (f) Regions Financial Corp., senior note, FRN, 0.421%, 6/26/12          United States             4,500,000            4,011,718
       Royal Bank of Scotland Group PLC, senior note, 6.40%,
          10/21/19                                                        United Kingdom             7,000,000            7,200,090
       Svensk Exportkredit AB, senior note, 7.625%, 6/30/14                   Sweden                   410,000 NZD          309,471
       UBS AG Stamford, senior note, 5.875%, 12/20/17                      United States             4,000,000            4,228,228
   (e) Wachovia Capital Trust III, junior sub. bond, 5.80%, Perpetual      United States             4,000,000            3,132,400
   (e) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual                    United States             2,000,000            1,950,000
   (e) Wells Fargo Capital XV, pfd., 9.75%, Perpetual                      United States             5,500,000            5,885,000
       Wells Fargo Financial Inc., senior note, 5.50%, 8/01/12             United States               850,000              913,436
                                                                                                                     --------------
                                                                                                                         68,897,246
                                                                                                                     --------------
       CAPITAL GOODS 0.8%
   (c) Bombardier Inc., senior note, 144A, 6.75%, 5/01/12                     Canada                 5,000,000            5,231,250
       Case New Holland Inc., senior note, 7.125%, 3/01/14                 United States             2,500,000            2,512,500
       Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15                  United States               600,000              519,750
       Hubbell Inc., 6.375%, 5/15/12                                       United States             1,000,000            1,085,048
       Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
          4/15/14                                                          United States             3,900,000            4,776,314
(c, h) Ubbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15        United States             1,000,000            1,017,500
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14             United States             2,500,000            2,518,750
   (c) RSC Equipment Rental/RSC Holdings, senior note, 144A, 10.25%,
          11/15/19                                                         United States             1,000,000            1,042,500
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14             United States             1,500,000            1,526,250
                                                                                                                     --------------
                                                                                                                         20,229,862
                                                                                                                     --------------

    Quarterly Statement of Investments    See Notes to Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       COMMERCIAL & PROFESSIONAL SERVICES 0.1%
(c, i) JohnsonDiversey Holdings Inc., senior note, 144A,
          PIK, 10,50%, 5/15/20                                             United States             1,600,000       $    1,684,000
                                                                                                                     --------------
       CONSUMER DURABLES & APPAREL 1.6%
       Centex Corp., senior note,
          7.50%, 1/15/12                                                   United States             3,750,000            3,993,750
          5.45%, 8/15/12                                                   United States             5,000,000            5,175,000
       Jarden Corp., senior sub. note, 7.50%, 5/01/17                      United States             2,500,000            2,525,000
       Meritage Homes Corp., senior note, 6.25%, 3/15/15                   United States             5,000,000            4,712,500
   (c) Norcraft Cos. LP, senior secured note, 144A, 10,50%, 12/15/15       United States               700,000              717,500
       The Ryland Group Inc., senior note,
          5.375%, 5/15/12                                                  United States             7,000,000            7,105,000
          6.875%, 6/15/13                                                  United States            10,000,000           10,450,000
       Standard Pacific Corp., senior note, 7,75%, 3/15/13                 United States             4,000,000            3,790,000
                                                                                                                     --------------
                                                                                                                         38,468,750
                                                                                                                     --------------
       CONSUMER SERVICES 0.9%
       Harrah's Operating Co. Inc., senior secured note, 11.25%,
          6/01/17                                                          United States             4,000,000            4,270,000
       MGM MIRAGE, senior note, 6.625%, 7/15/15                            United States             4,000,000            3,330,000
   (c) Norwegian Cruise Line Ltd., senior secured note,
          144A, 11.75%, 11/15/16                                           United States             2,000,000            2,140,000
       Pinnacle Entertainment Inc., senior sub, note,
          7.50%, 6/15/15                                                   United States             2,500,000            2,325,000
       Royal Caribbean Cruises Ltd., senior note, 7.25%, 6/15/16           United States             2,500,000            2,437,500
   (c) Shingle Springs Tribal Gaming, senior note, 144A, 9.375%,
          6/15/15                                                          United States               400,000              318,000
       Starwood Hotels & Resorts Worldwide Inc., senior note,
          6.25%, 2/15/13                                                   United States               682,000              705,018
          6.75%, 5/15/18                                                   United States             1,500,000            1,503,750
          7.15%, 12/01/19                                                  United States             1,000,000            1,000,000
   (j) Station Casinos Inc., senior note, 7.75%, 8/15/16                   United States             1,000,000              182,500
   (c) Universal City Development,
          senior note, 144A, 8.875%, 11/15/15                              United States             1,500,000            1,518,750
          senior sub. note, 144A, 10.875%, 11/15/16                        United States               200,000              208,000
       Yum! Brands Inc., senior note, 5.30%, 9/15/19                       United States             3,000,000            3,108,396
                                                                                                                     --------------
                                                                                                                         23,046,914
                                                                                                                     --------------
       DIVERSIFIED FINANCIALS 6.5%
       American Express Centurion, senior note, 5.95%, 6/12/17             United States               800,000              848,491
       American Express Co., senior note, 7.00%, 3/19/18                   United States             4,300,000            4,837,216
   (e) Bank of America Corp., pfd., sub, bond, M,
          8.125%, Perpetual                                                United States             6,000,000            5,704,200
       The Bear Stearns Cos. LLC, senior note,
          4.50%, 10/28/10                                                  United States               675,000              694,606
          B, 4.55%, 6/23/10                                                United States             1,000,000            1,013,474
          B, 6.95%, 8/10/12                                                United States             1,100,000            1,228,352
   (c) Cantor Fitzgerald LP, 144A, 7.875%, 10/15/19                        United States             5,600,000            5,781,759
       Capital One Bank, sub. note, 8.80%, 7/15/19                         United States             5,000,000            6,077,590
       Capital One Capital V, pfd., 10.25%, 8/15/39                        United States             3,100,000            3,559,460
       Capital One Financial Corp., senior note, 7.375%, 5/23/14           United States             4,600,000            5,272,350
       The Charles Schwab Corp., senior note, 8.05%, 3/01/10               United States               750,000              754,420
       Citigroup Inc.,
          senior note, 6.50%, 8/19/13                                      United States               250,000              270,342
          senior note, 5.50%, 10/15/14                                     United States             5,000,000            5,157,415
          senior note, 8.125%, 7/15/39                                     United States             4,400,000            5,034,544
          sub, note, 5.00%, 9/15/14                                        United States             4,000,000            3,920,496
       Commonwealth Edison Co., secured bond, 6.45%, 1/15/38               United States               700,000              769,899
       Deutsche Bank AG, 4,875%, 5/20/13                                      Germany                6,100,000            6,595,930
       The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14        South Korea              3,700,000            4,295,115
       General Electric Capital Corp.,
   (f) FRN, 0.349%, 10/21/10                                               United States             1,500,000            1,501,425
          senior note, 5.625%, 5/01/18                                     United States               500,000              512,441
          senior note, 6.00%, 8/07/19                                      United States             8,000,000            8,301,640
          senior note, A, 8.50%, 4/06/18                                   United States           245,000,000 MXN       16,946,536
       GMAC Inc., senior note, 6.875%,
          9/15/11                                                          United States             1,500,000            1,501,875
          8/28/12                                                          United States             2,500,000            2,493,750

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       The Goldman Sachs Group Inc.,
          5.125%, 1/15/15                                                  United States             1,000,000       $    1,054,535
          sub. note, 6.75%, 10/01/37                                       United States             2,700,000            2,681,273
       JPMorgan Chase & Co.,
          6.30%, 4/23/19                                                   United States             7,500,000            8,313,630
   (e)    juniorsub. note, 1, 7.90%, Perpetual                             United States             4,500,000            4,624,371
       JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17                  United States             3,000,000            3,225,519
       JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37              United States             4,000,000            3,744,340
       KfW Bankengruppe, senior note, 6.50%, 11/15/11                         Germany                1,099,000 NZD          800,490
       Lazard Group, senior note, 6.85%, 6/15/17                           United States             4,850,000            5,025,609
   (j) Lehman Brothers Holdings Inc., senior note, 6.875%, 5/02/18         United States             6,575,000            1,479,375
       Merrill Lynch & Co. Inc., 6.875%, 4/25/18                           United States            12,000,000           12,975,029
       Morgan Stanley, senior note, 6.00%, 4/28/15                         United States             2,140,000            2,307,078
   (c) Pricoa Global Funding I, 144A, 5.45%, 6/11/14                       United States             5,000,000            5,439,225
       Textron Financial Corp., 5.125%, 11/01/10                           United States            16,750,000           17,052,941
                                                                                                                     --------------
                                                                                                                        161,796,741
                                                                                                                     --------------
       ENERGY 3.5%
       Anadarko Petroleum Corp., senior note, 6.95%, 6/15/19               United States             4,100,000            4,690,179
   (c) Antero Resources Finance, senior note, 144A, 9.375%,
          12/01/17                                                         United States             1,300,000            1,365,000
       Canadian Natural Resources Ltd., 5.90%, 2/01/18                        Canada                 5,000,000            5,438,020
       Chesapeake Energy Corp., senior note, 6.625%, 1/15/16               United States             3,500,000            3,421,250
       Compagnie Generale de Geophysique-Veritas, senior note,
          9.50%, 5/15/16                                                      France                   900,000              978,867
          7.50%, 5/15/15                                                      France                 1,100,000            1,097,250
          7.75%, 5/15/17                                                      France                   600,000              598,500
   (f) Enterprise Products Operating LLC, junior sub. note, FRN,
       7.034%, 1/15/68                                                     United States             1,500,000            1,419,608
   (c) Expro Finance Luxembourg, senior secured note, 144A, 8.50%,
       12/15/16                                                           United Kingdom             1,500,000            1,507,575
   (c) Gaz Capital SA, 144A, 6.212%, 11/22/16                               Luxembourg               2,800,000            2,786,000
   (c) General Maritime Corp., senior note, 144A, 12.00%, 11/15/17         United States             1,100,000            1,155,000
       Hess Corp., 7.125%, 3/15/33                                         United States               500,000              568,775
   (c) Holly Corp., senior note, 144A, 9.875%, 6/15/17                     United States               700,000              745,500
   (c) LUKOIL International Finance BV, 144A, 6.656%, 6/07/22                 Russia                 4,100,000            3,925,750
       Mariner Energy Inc., senior note, 11.75%, 6/30/16                   United States               700,000              792,750
       MarkWest Energy Partners LP, senior note, B, 6.875%, 11/01/14       United States             1,000,000              985,000
   (c) OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12           Canada                   700,000              721,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13               United States             1,100,000            1,120,625
       Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11            Venezuela              22,900,000           19,035,625
   (c) Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11             Egypt                   437,791              434,376
       Plains All American Pipeline LP, senior note, 5.75%, 1/15/20        United States             5,000,000            5,181,875
   (c) SandRidge Energy Inc., senior note, 144A, 9.875%, 5/15/16           United States             2,500,000            2,668,750
       Teekay Corp., senior note, 8.50%, 1/15/20                         Marshall Islands              600,000              612,000
       Tesoro Corp., senior note, 9.75%, 6/01/19                           United States               800,000              867,000
       Transcontinental Gas Pipe Line, senior note, 6.05%, 6/15/18         United States               550,000              605,674
       Valero Energy Corp., 6.125%, 6/15/17                                United States             4,400,000            4,615,490
       Weatherford International Ltd., 7.00%, 3/15/38                      United States             3,400,000            3,522,305
   (c) Woodside Finance Ltd., 144A, 4.50%, 11/10/14                          Australia              10,000,000           10,326,500
       XTO Energy Inc., senior bond, 5.50%, 6/15/18                        United States             6,000,000            6,498,948
                                                                                                                     --------------
                                                                                                                         87,685,192
                                                                                                                     --------------
       FOOD & STAPLES RETAILING 0.2%
       CVS Caremark Corp., senior note, 5.75%, 6/01/17                     United States             1,200,000            1,281,833
       The Kroger Co.,
          6.15%, 1/15/20                                                   United States             2,500,000            2,738,543
          senior note, 5.00%, 4/15/13                                      United States               275,000              293,251
       Rite Aid Corp., senior secured note, 9.75%, 6/12/16                 United States               900,000              967,500
       SUPERVALU Inc., senior note, 8.00%, 5/01/16                         United States             1,100,000            1,105,500
                                                                                                                     --------------
                                                                                                                          6,386,627
                                                                                                                     --------------
       FOOD, BEVERAGE & TOBACCO 1.8%
       Altria Group Inc., senior note, 9.70%, 11/10/18                     United States             8,500,000           10,668,698
   (c) Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19          United States            10,000,000           11,888,850
       Bunge Ltd. Finance Corp., senior note,
          5.875%, 5/15/13                                                  United States             2,000,000            2,126,068
          5.10%, 7/15/15                                                   United States               680,000              701,859

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (c) Cargill Inc.,
          144A, 6.00%, 11/27/17                                            United States             6,000,000      $     6,516,930
          senior note, 144A, 5.60%, 9/15/12                                United States               600,000              650,236
   (c) CEDC Finance Corp. International Inc., senior secured note,
       144A, 9.125%, 12/01/16                                              United States             1,200,000            1,266,000
       ConAgra Foods Inc., 5.875%, 4/15/14                                 United States             4,700,000            5,204,794
   (c) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                    United States             2,500,000            2,818,750
   (c) Pinnacle Foods Finance LLC, senior note, 144A, 9.25%, 4/01/15       United States             1,300,000            1,313,000
       Reynolds American Inc., senior secured note, 7.625%, 6/01/16        United States             1,000,000            1,119,688
                                                                                                                     --------------
                                                                                                                         44,274,873
                                                                                                                     --------------
       HEALTH CARE EQUIPMENT & SERVICES 1.6%
       Boston Scientific Corp., senior note, 6.00%, 1/15/20                United States             6,000,000            6,077,430
   (c) CareFusion Corp., senior note, 144A, 6.375%, 8/01/19                United States             5,000,000            5,512,655
       Coventry Health Care Inc., senior note, 6.30%, 8/15/14              United States             4,750,000            4,801,015
       DaVita Inc., senior sub. note, 7.25%, 3/15/15                       United States             2,500,000            2,515,625
       HCAInc.,
          senior note, 6.95%, 5/01/12                                      United States             4,000,000            4,065,000
   (c)    senior secured note, 144A, 7.875%, 2/15/20                       United States             2,000,000            2,060,000
   (i)    senior secured note, PIK, 9.625%, 11/15/16                       United States             2,500,000            2,656,250
       Medco Health Solutions Inc., 7.125%, 3/15/18                        United States             4,500,000            5,197,811
   (c) Tenet Healthcare Corp.,
          senior note, 144A, 10.00%, 5/01/18                               United States               500,000              557,500
          senior secured note, 144A, 8.875%, 7/01/19                       United States             1,000,000            1,067,500
       UnitedHealth Group Inc. 6.50%, 6/15/37                              United States             2,300,000            2,458,288
       US Oncology Inc., senior secured note, 9.125%, 8/15/17              United States             1,200,000            1,266,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14                                                         United States             1,500,000            1,575,000
                                                                                                                     --------------
                                                                                                                         39,810,074
                                                                                                                     --------------
       INSURANCE 0.9%
       Aflac Inc., senior note, 8.50%, 5/15/19                             United States             6,000,000            7,043,034
   (f) Lincoln National Corp., junior sub. deb., FRN, 6.05%, 4/20/67       United States             3,800,000            2,926,077
   (f) MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66                United States             4,000,000            3,580,000
   (c) Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31              United States             1,200,000            1,207,651
       Reinsurance Group of America Inc., senior note, 6.45%,
          11/15/19                                                         United States             5,700,000            5,876,438
       Willis North America Inc., senior note, 7.00%, 9/29/19              United States             2,600,000            2,734,826
                                                                                                                     --------------
                                                                                                                         23,368,026
                                                                                                                     --------------
       MATERIALS 1.6%
   (c) Anglo American Capital PLC, senior note, 144A, 9.375%,
          4/08/14                                                          United Kingdom            6,500,000            7,880,925
       Ball Corp., senior note,
          7.125%, 9/01/16                                                  United States               300,000              314,250
          7.375%, 9/01/19                                                  United States               300,000              314,250
       The Dow Chemical Co., senior note, 4.85%, 8/15/12                   United States             6,000,000            6,412,866
       Huntsman International LLC,
   (c)    senior note, 144A, 5.50%, 6/30/16                                United States               300,000              263,250
          senior sub. note, 7.875%, 11/15/14                               United States             2,000,000            1,940,000
   (c) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
          2/15/16                                                          United Kingdom            1,000,000              675,000
   (c) Kerling PLC, senior sec. note, 144A, 10.625%, 1/28/17               United Kingdom            1,400,000 EUR        1,982,329
   (c) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17              United States               700,000              710,500
       NewPage Corp., senior secured note, 11.375%, 12/31/14               United States             2,100,000            2,042,250
       Novelis Inc., senior note,
          7.25%, 2/15/15                                                       Canada                  500,000              476,250
          11.50%, 2/15/15                                                      Canada                  500,000              543,750
       Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14                                                         United States               700,000              710,500
       Owens-Illinois Inc., senior note, 7.80%, 5/15/18                    United States             1,000,000            1,032,500
       RPM International Inc.,
          6.25%, 12/15/13                                                  United States             1,000,000            1,097,356
          6.50%, 2/15/18                                                   United States             5,000,000            5,396,760
   (c) RPM U.K. G.P., 144A, 6.70%, 11/01/15                                United States             1,000,000            1,101,877
       Solo Cup Co., senior sub. note, 8.50%, 2/15/14                      United States             2,000,000            1,940,000
       Solutia Inc., senior note, 8.75%, 11/01/17                          United States               600,000              637,500
       Weyerhaeuser Co., senior note, 7.375%, 10/01/19                     United States             2,900,000            3,107,869

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (c) Yara International ASA, 144A, 5.25%, 12/15/14                           Norway                1,000,000       $    1,060,861
                                                                                                                     --------------
                                                                                                                         39,640,843
                                                                                                                     --------------
       MEDIA 2.5%
   (c) British Sky Broadcasting Group PLC, senior note, 144A, 6.10%,
          2/15/18                                                         United Kingdom             5,000,000            5,478,140
   (c) CCH II LLC/CCH II Capital Corp., senior note, 144A, 13.50%,
          11/30/16                                                         United States             1,558,428            1,866,218
       CCO Holdings LLC, senior note, 8.75%, 11/15/13                      United States             2,000,000            2,037,500
       Clear Channel Communications Inc., senior note, 6.25%,
          3/15/11                                                          United States             8,500,000            8,032,500
   (c) Clear Channel Worldwide Holdings Inc., senior note,
          A, 144A, 9.25%, 12/15/17                                         United States               300,000              308,250
          B, 144A, 9.25%, 12/15/17                                         United States             1,000,000            1,035,000
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11                   United States             4,500,000            4,691,250
       Lamar Media Corp., senior note, 9.75%, 4/01/14                      United States             2,500,000            2,750,000
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13              United States             2,000,000            1,920,000
       News America Holdings Inc., senior bond, 7.90%, 12/01/95            United States               500,000              566,048
       News America Inc.,
          senior deb., 7.25%, 5/18/18                                      United States             2,000,000            2,301,918
   (c)    senior note, 144A, 6.90%, 8/15/39                                United States             1,800,000            2,001,425
       Reed Elsevier PLC, senior note, 7.75%, 1/15/14                      United Kingdom            2,700,000            3,135,042
   (c) Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%,
          1/31/17                                                              Italy                 1,000,000 EUR        1,335,460
   (c) Sinclair Television Group Inc., senior secured note,
          144A, 9.25%, 11/01/17                                            United States             2,000,000            2,070,000
       Time Warner Cable Inc.,
          senior bond, 7.30%, 7/01/38                                      United States               625,000              704,508
          senior note, 6.75%, 7/01/18                                      United States             8,500,000            9,486,620
       Time Warner Inc.,
          7.70%, 5/01/32                                                   United States               550,000              654,090
          senior note, 6.875%, 5/01/12                                     United States               600,000              664,420
   (c) TVN Finance Corp. PLC, senior note, 144A, 10.75%, 11/15/17              Poland                  900,000 EUR        1,352,046
   (c) UPC Germany GmbH, senior sub. note, 144A, 9.625%, 12/01/19             Germany                  600,000 EUR          840,219
       Viacom Inc., senior note,
          6.25%, 4/30/16                                                   United States             2,000,000            2,239,796
          6.125%, 10/05/17                                                 United States             2,500,000            2,757,690
   (c) Virgin Media Secured Finance, senior secured note, 144A,
          6.50%, 1/15/18                                                   United States             1,000,000            1,001,124
   (c) Vivendi, senior note, 144A, 5.75%, 4/04/13                              France                  400,000              433,104
   (c) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
          6/15/16                                                          United States             1,300,000            1,400,750
                                                                                                                     --------------
                                                                                                                         61,063,118
                                                                                                                     --------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.4%
       Glaxosmithkline Capital Inc., 4.85%, 5/15/13                        United States                25,000               27,182
       Pfizer Inc., senior note, 6.20%, 3/15/19                            United States             7,000,000            7,867,538
   (c) Talecris Biotherapeutics Holdings Corp., senior note, 144A,
          7.75%, 11/15/16                                                  United States             1,100,000            1,127,500
                                                                                                                     --------------
                                                                                                                          9,022,220
                                                                                                                     --------------
       REAL ESTATE 1.1%
   (c) Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14                   Australia               4,250,000            4,518,604
   (c) Digital Realty Trust LP, 144A, 5.875%, 2/01/20                      United States             6,400,000            6,309,504
       ERP Operating LP, 5.75%, 6/15/17                                    United States             2,000,000            2,061,551
   (c) FelCor Lodging LP, senior secured note, 144A, 10.00%,
          10/01/14                                                         United States             2,500,000            2,487,500
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15          United States               700,000              633,500
       HCP Inc., senior note, 6.70%, 1/30/18                               United States             5,000,000            5,061,143
       Kimco Realty Corp., senior note, 6.875%, 10/01/19                   United States             5,000,000            5,363,960
                                                                                                                     --------------
                                                                                                                         26,435,762
                                                                                                                     --------------
       RETAILING 0.2%
       Michaels Stores Inc., senior note, 10.00%, 11/01/14                 United States             1,200,000            1,218,000
       Target Corp., 6.50%, 10/15/37                                       United States             2,800,000            3,076,850
                                                                                                                     --------------
                                                                                                                          4,294,850
                                                                                                                     --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
   (c) Advanced Micro Devices Inc., senior note, 144A, 8.125%,
          12/15/17                                                          United States              500,000              505,000

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14         United States             2,500,000       $    2,237,500
                                                                                                                     --------------
                                                                                                                          2,742,500
                                                                                                                     --------------
       SOFTWARE & SERVICES 0.3%
       Electronic Data Systems Corp., senior note, B, 6.00%, 8/01/13       United States               800,000              903,105
       Fiserv Inc., senior note, 6.125%, 11/20/12                          United States             2,500,000            2,768,867
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13                                     United States             1,000,000            1,022,500
          senior sub. note, 10.25%, 8/15/15                                United States             2,000,000            2,085,000
                                                                                                                     --------------
                                                                                                                          6,779,472
                                                                                                                     --------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.0%(a)
   (c) Brocade Communications Systems Inc., senior secured note,
          144A,
          6.625%, 1/15/18                                                  United States               300,000              305,250
          6.875%, 1/15/20                                                  United States               300,000              307,500
   (c) ViaSat Inc., senior note, 144A, 8.875%, 9/15/16                     United States               500,000              525,000
                                                                                                                     --------------
                                                                                                                          1,137,750
                                                                                                                     --------------
       TELECOMMUNICATION SERVICES 1.9%
       AT&T Inc., 5.80%, 2/15/19                                           United States             4,000,000            4,275,512
       Cellco Partnership/Verizon Wireless, senior note, 8.50%,
          11/15/18                                                         United States             6,300,000            7,964,763
   (c) Digicel Group Ltd., senior note, 144A,
          8.875%, 1/15/15                                                     Jamaica                1,500,000            1,477,500
          8.25%, 9/01/17                                                      Jamaica                1,000,000              972,500
       Embarq Corp., senior note, 7.082%, 6/01/16                          United States             2,500,000            2,779,858
       GTE Corp., senior bond, 6.84%, 4/15/18                              United States               750,000              829,661
       Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16                    Bermuda                2,000,000            2,135,000
       Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%,
          1/15/13                                                             Bermuda                2,000,000            2,030,000
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                United States             2,500,000            2,528,125
       Qwest Corp., senior note, 8.375%, 5/01/16                           United States             1,600,000            1,760,000
       Telecom Italia Capital SA, senior note,
          4.95%, 9/30/14                                                       Italy                 1,500,000            1,581,009
          6.999%, 6/04/18                                                      Italy                 6,000,000            6,666,786
       Time Warner Entertainment Co. LP,
          senior bond, 8.375%, 3/15/23                                     United States               800,000              984,048
          senior note, 8.875%, 10/01/12                                    United States               350,000              407,226
       Verizon New York Inc., senior deb.,
          A, 6.875%, 4/01/12                                               United States             4,700,000            5,170,517
          B, 7.375%, 4/01/32                                               United States             1,000,000            1,092,037
       Verizon Pennsylvania Inc., senior bond, A, 5.65%, 11/15/11          United States               275,000              292,689
       Verizon Virginia Inc., A, 4.625%, 3/15/13                           United States             1,000,000            1,057,390
(c, j) Wind Acquisition Holding, senior note, 144A, PIK, 12.25%,
          7/15/17                                                              Italy                 1,500,000 EUR        1,938,624
                                                                                                                     --------------
                                                                                                                         45,943,245
                                                                                                                     --------------
       TRANSPORTATION 0.4%
       Burlington Northern and Santa Fe 99-2 Trust, secured bond,
          7.57%, 1/02/21                                                   United States               245,406              298,307
   (c) Ceva Group PLC, senior secured note, 144A,
           10.00%, 9/01/14                                                 United Kingdom              900,000              858,619
           11.625%, 10/01/16                                               United Kingdom              500,000              515,625
   (c) Delta Air Lines Inc., senior secured note, 144A, 9.50%,
          9/15/14                                                         United States                600,000              624,000
   (c) OP World Ltd., 144A, 6.85%, 7/02/37                             United Arab Emirates          3,700,000            2,839,750
       Union Pacific Corp., senior note,
          3.625%, 6/01/10                                                  United States             1,500,000            1,515,291
          5.75%, 11/15/17                                                  United States             1,350,000            1,458,351
       Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%,
          1/02/19                                                          United States               863,416              977,735
       Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%,
          1/02/29                                                         United States                276,773              291,540
                                                                                                                     --------------
                                                                                                                          9,379,218
                                                                                                                     --------------
       UTILITIES 2.1%
       Ameren Corp., senior note, 8.875%, 5/15/14                          United States             6,400,000            7,445,229
       CenterPoint Energy Inc., senior note,
          6.85%, 6/01/15                                                   United States             1,000,000            1,084,288
          6.125%, 11/01/17                                                 United States             1,400,000            1,488,067
          6.50%, 5/01/18                                                   United States             7,000,000            7,420,658
       CMS Energy Corp., senior note, 8.75%, 6/15/19                       United States               700,000              801,842

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Dominion Resources Inc., 6.40%, 6/15/18                               United States            3,650,000       $    4,093,957
       DPL Inc., senior note, 6.875%, 9/01/11                                United States              500,000              540,840
       Duke Energy Corp., senior note,
          5.65%, 6/15/13                                                     United States              525,000              574,646
          6.25%, 6/15/18                                                     United States            1,800,000            1,967,740
          5.05%, 9/15/19                                                     United States            5,000,000            5,083,940
   (c) Enogex LLC, senior note, 144A, 6.25%, 3/15/20                         United States            5,000,000            4,988,830
   (c) Infinis PLC, senior note, 144A, 9.125%, 12/15/14                     United Kingdom              300,000 GBP          491,478
       MidAmerican Energy Co., senior note, 5.95%, 7/15/17                   United States            2,200,000            2,417,633
       Northeast Generation Co., senior secured note, B-1, 8.812%,
          10/15/26                                                           United States              380,937              390,626
       NRG Energy Inc., senior note,
          7.25%, 2/01/14                                                     United States            2,000,000            2,012,500
          7.375%, 2/01/16                                                    United States            2,000,000            1,995,000
       Texas Competitive Electric Holdings Co. LLC, senior note, A,
          10.25%, 11/01/15                                                   United States            3,800,000            2,992,500
       Virginia Electric and Power Co., senior note, 8.875%, 11/15/38        United States            4,000,000            5,689,704
                                                                                                                      --------------
                                                                                                                          51,479,478
                                                                                                                      --------------
       TOTAL CORPORATE BONDS (COST $748,678,458)                                                                         795,314,045
                                                                                                                      --------------
       CONVERTIBLE BONDS 0.2%
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
       POL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23                   United States            1,900,000            2,111,375
                                                                                                                      --------------
       SOFTWARE & SERVICES 0.1%
   (c) VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%, 6/15/12      United States            2,100,000            1,882,125
                                                                                                                      --------------
       TOTAL CONVERTIBLE BONDS (COST $4,220,658)                                                                           3,993,500
                                                                                                                      --------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-
          BACKED SECURITIES 10.1%
       BANKS 6.7%
       Banc of America Commercial Mortgage Inc., 2006-1, AM, 5.421%,
          9/10/45                                                            United States            2,660,000            2,290,909
       Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10,
          A4, 5.405%, 12/11/40                                               United States            4,000,000            4,101,660
       Citigroup Commercial Mortgage Trust,
          2006-C5, A2, 5.378%, 10/15/49                                      United States            1,100,000            1,126,581
   (f)    2007-C6, AM, FRN, 5.70%, 6/10/17                                   United States            1,840,000            1,529,807
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
   (f)    2005-CD1, A4, FRN, 5.225%, 7/15/44                                 United States           19,650,000           20,313,689
   (f)    2005-CD1, E, FRN, 5.225%, 7/15/44                                  United States            4,500,000            2,311,255
          2006-CD3, A5, 5.617%, 10/15/48                                     United States           13,500,000           13,553,668
          2007-CD4, B, 5.447%, 12/11/49                                      United States            4,100,000              823,428
          2007-CD4, C, 5.476%, 12/11/49                                      United States           14,200,000            2,353,180
       FNMA,
   (f)    2005-122, FN, FRN, 0.583%, 1/25/36                                 United States            4,756,804            4,658,885
          G93-33, K, 7.00%, 9/25/23                                          United States              876,700              951,611
       FHLMC,
          2643, OG, 5.00%, 7/15/32                                           United States            3,182,750            3,313,928
   (f)    2942, TF, FRN, 0.583%, 3/15/35                                     United States            2,119,064            2,114,208
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
          1/10/38                                                            United States            1,578,354            1,633,922
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36                                      United States           21,435,000           22,338,517
          2005-GG5, A5, 5.224%, 4/10/37                                      United States            9,250,000            9,152,395
   (f)    2006-GG7, A4, FRN, 5.883%, 7/10/38                                 United States           21,200,000           20,695,211
          2007-GG9, C, 5.554%, 3/10/39                                       United States            6,438,000            1,471,738
   (f) GS Mortgage Securities Corp. II,
          1997-GL, X2, IO, FRN, 0.29%, 7/13/30                               United States               34,578                  373
          2006-GG6, A4, FRN, 5.553%, 4/10/38                                 United States            8,807,000            8,482,978
          2007-GG10, C, FRN, 5.805%, 8/10/45                                 United States            4,610,000              758,668
       LB-UBS Commercial Mortgage Trust, 2005-C5, A4, 4.954%,
          9/15/30                                                            United States           14,570,000           14,860,116

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Morgan Stanley Capital I Trust,
   (c)    2007-IQ13, B, 144A, 5.517%, 3/15/44                                United States            5,138,000       $    1,477,461
   (f)    2004-IQ7, A4, FRN, 5.402%, 6/15/38                                 United States            6,900,000            7,121,264
(c, f) Schilier Park CLO Ltd., 2007-1A, A2, 144A, FRN, 0.489%, 4/25/21       United States            3,500,000            3,210,795
   (f) South Carolina Student Loan Corp., 2008-1, A1, FRN, 0.756%,
          9/02/14                                                            United States              404,855              404,483
(c, f) Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1,
          144A, FRN, 0.313%, 6/15/2                                          United States           16,640,923           14,241,831
   (k) Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24                     United States               25,299               25,299
                                                                                                                      --------------
                                                                                                                         165,317,860
                                                                                                                      --------------
       DIVERSIFIED FINANCIALS 3.0%
   (f) Advanta Business Card Master Trust,
          2005-A2, A2, FRN, 0.361%, 5/20/13                                  United States              660,065              645,358
          2007-A4, A4, FRN, 0.261%, 4/22/13                                  United States              774,859              757,592
   (f) AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 0.871%,
          12/22/27                                                           United States              172,319              108,984
   (f) Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN,
          1.506%, 1/25/32                                                    United States              316,134              128,799
(c, f) Babson CLO Ltd., 2005-2A, A1, 144A, FRN, 0.499%, 7/20/19             Cayman Islands            4,090,699            3,803,286
   (f) Capital One Auto Finance Trust, 2006-C, A4, FRN, 0.263%,
          5/15/13                                                            United States            4,520,284            4,468,025
   (f) Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
          2A2, FRN, 0.731%,                                                  United States            1,709,428            1,221,597
   (f) Chase Issuance Trust, 2007-A9, A9, FRN, 0.263%, 6/16/14               United States           16,450,000           16,355,223
(c, f) Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.251%,
          10/15/21                                                          Cayman Islands              690,000              635,500
(c, f) DLJ Mortgage Acceptance Corp., 1997-CF1, S, 144A, IO, FRN,
          1.033%, 5/15/30                                                    United States               11,312                   --
   (f) First Franklin Mortgage Loan Asset-Backed Certificates, 2004-
          FF11, 1A2, FRN, 0.581%, 1/25/35                                    United States              760,092              629,492
       JPMorgan Chase Commercial Mortgage Securities Corp.,
   (f)    2004-CB9, A4, FRN, 5.376%, 6/12/41                                 United States           11,324,540           11,567,042
          2004-LN2, A2, 5.115%, 7/15/41                                      United States              697,106              703,620
          2005-LDP2, AM, 4.78%, 7/15/42                                      United States            2,470,000            2,233,162
   (f)    2005-LDP5, A4, FRN, 5.179%, 12/15/44                               United States           19,800,000           20,330,965
   (c) Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
          5.35%, 2/10/39                                                     United States            2,027,963            1,947,453
   (f) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN, 0.273%,
          11/15/12                                                           United States            1,850,000            1,848,321
       Residential Asset Securities Corp.,
          2001-KS2, A15, 7.514%, 6/25/31                                     United States                8,866                5,380
          2004-KS1, A14, 4.213%, 4/25/32                                     United States              430,872              408,610
   (f)    2005-AHL2, A2, FRN, 0.491%, 10/25/35                               United States            1,082,631            1,005,561
   (f) Securitized Asset-Backed Receivables LLC Trust, 2006-FR2, A2,
          FRN, 0.381%, 3/25/3                                                United States            3,051,789            2,779,353
   (f) SLM Student Loan Trust,
          2005-4, A2, FRN, 0.329%, 4/26/21                                   United States              530,454              528,778
          2005-9, A4, FRN, 0.349%, 1/25/23                                   United States            1,467,024            1,461,141
          2006-9, A2, FRN, 0.249%, 4/25/17                                   United States              130,000              129,873
   (f) Structured Asset Securities Corp., 2002-1 A, 2A1, FRN, 3.029%,
          2/25/32                                                            United States               51,251               41,514
                                                                                                                      --------------
                                                                                                                          73,744,629
                                                                                                                      --------------
       REAL ESTATE 0.4%
   (f) Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B,
          FRN, 0.341%, 9/25/37                                               United States           13,100,114            9,540,681
                                                                                                                      --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       RETAILING 0.0%(a)
   (f) Carmax Auto Owner Trust, 2008-2, A2B, FRN, 1.133%, 9/15/11            United States              599,291       $      600,632
                                                                                                                      --------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $275,419,912)                                                                                 249,203,802
                                                                                                                      --------------
       MORTGAGE-BACKED SECURITIES 24.3%
   (f) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.4%
       FHLMC, 2.509%, 11/01/27                                               United States            4,985,977            5,082,990
       FHLMC, 3.154%, 12/01/34                                               United States              378,432              392,616
       FHLMC, 3.404%, 4/01/32                                                United States              891,301              920,272
       FHLMC, 3.465%, 4/01/30                                                United States              455,133              464,587
       FHLMC, 3.508%, 9/01/32                                                United States              310,270              320,430
       FHLMC, 4.034%, 7/01/34                                                United States              555,927              573,046
       FHLMC, 5.868%, 3/01/25                                                United States              133,324              136,541
       FHLMC, 5.965%, 10/01/36                                               United States              111,924              118,852
       FHLMC, 6.293%, 6/01/36                                                United States              920,726              973,733
                                                                                                                      --------------
                                                                                                                           8,983,067
                                                                                                                      --------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 8.3%
       FHLMC 30 Year, 6.00%, 6/01/37                                         United States              875,528              939,528
       FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31                              United States              369,932              403,931
       FHLMC 30 Year, 7.00%, 7/01/31                                         United States               14,243               15,764
       FHLMC 30 Year, 8.00%, 2/01/30                                         United States              125,969              145,031
       FHLMC 30 Year, 8.50%, 10/01/24                                        United States               18,938               21,953
       FHLMC Gold 15 Year, 5.00%, 10/01/17-7/01/23                           United States           11,235,413           11,890,681
       FHLMC Gold 15 Year, 5.50%, 11/01/22-11/01/22                          United States            1,878,564            2,010,419
       FHLMC Gold 15 Year, 6.00%, 2/01/17-9/01/22                            United States            4,942,312            5,320,820
   (h) FHLMC Gold 30 Year, 4.50%, 3/01/39 - 2/01/40                          United States           16,464,723           16,649,677
   (h) FHLMC Gold 30 Year, 5.00%, 2/01/34                                    United States           30,000,000           31,181,250
       FHLMC Gold 30 Year, 5.00%, 8/01/33 -1/01/38                           United States           51,201,983           53,303,738
       FHLMC Gold 30 Year, 5.50%, 1/01/35 - 9/01/38                          United States           26,408,756           28,061,930
   (h) FHLMC Gold 30 Year, 6.00%, 2/15/33 - 4/01/38                          United States           34,605,254           37,134,321
       FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39                          United States           16,735,755           18,090,985
       FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32                          United States              538,456              597,398
       FHLMC Gold 30 Year, 7.50%, 3/01/32                                    United States               71,795               81,041
       FHLMC Gold 30 Year, 8.50%, 8/01/30                                    United States                9,147               10,644
       FHLMC Gold 30 Year, 9.00%, 1/01/22                                    United States               87,846               95,409
       FHLMC Gold 30 Year, 10.00%, 10/01/30                                  United States              128,794              149,292
                                                                                                                      --------------
                                                                                                                         206,103,812
                                                                                                                      --------------
   (f) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
          RATE 1.0%
       FNMA, 2.509%, 9/01/34                                                 United States            5,535,191            5,635,851
       FNMA, 2.55%, 12/01/34                                                 United States              645,183              643,698
       FNMA, 2.634%, 10/01/32                                                United States              880,597              899,186
       FNMA, 2.732%, 12/01/34                                                United States              734,813              752,920
       FNMA, 2.75%, 6/01/15                                                  United States               79,397               79,898
       FNMA, 2.902%, 12/01/27                                                United States              422,395              429,410
       FNMA, 2.92%, 6/01/33                                                  United States              373,506              380,324
       FNMA, 2.923%, 3/01/33                                                 United States              428,332              436,151
       FNMA, 3.065%, 11/01/31                                                United States              337,747              347,205
       FNMA, 3.067%, 2/01/34                                                 United States            1,592,634            1,634,764
       FNMA, 3.13%, 12/01/22                                                 United States              125,728              128,163
       FNMA, 3.136%, 10/01/36                                                United States              135,110              138,622
       FNMA, 3.167%, 4/01/35                                                 United States            4,311,478            4,416,434
       FNMA, 3.198%, 1/01/17                                                 United States              480,636              494,920
       FNMA, 3.207%, 5/01/25                                                 United States              127,991              131,043
       FNMA, 3.475%, 6/01/32                                                 United States               53,339               54,044
       FNMA, 4.104%, 8/01/33                                                 United States            5,736,704            5,952,899
       FNMA, 4.937%, 12/01/24                                                United States               44,529               46,023
       FNMA, 5.274%, 6/01/17                                                 United States               72,374               72,773
       FNMA, 5.883%, 3/01/37                                                 United States            1,101,070            1,172,100
                                                                                                                      --------------
                                                                                                                          23,846,428
                                                                                                                      --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 14.2%
       FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19                             United States              1,166,790       $    1,229,241
       FNMA 15 Year, 5.00%, 7/01/18                                       United States                875,425              933,861
   (h) FNMA 15 Year, 5.50%, 1/01/14 - 2/01/25                             United States             12,169,352           13,019,088
       FNMA 15 Year, 6.00%, 8/01/16 - 9/01/22                             United States              1,604,541            1,729,188
       FNMA 15 Year, 6.50%, 10/01/12 - 9/01/16                            United States                 34,950               37,883
       FNMA 15 Year, 5.00%, 6/01/18                                       United States                224,381              239,079
       FNMA 30 Year, 4.50%, 4/01/38 - 1/01/39                             United States             46,646,743           47,193,274
       FNMA 30 Year, 5.00%, 4/01/38                                       United States             38,255,986           39,814,579
       FNMA 30 Year, 5.00%, 6/01/36 - 1/01/40                             United States             58,507,425           60,917,950
   (h) FNMA 30 Year, 5.50%, 2/15/33 - 11/01/38                            United States             64,271,022           68,234,656
   (h) FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38                             United States            103,071,290          110,345,777
   (h) FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37                             United States              5,297,061            5,739,006
       FNMA 30 Year, 7.00%, 11/01/25 - 1/01/31                            United States                 81,187               90,465
       FNMA 30 Year, 7.50%, 1/01/30                                       United States                 53,557               60,730
       FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32                             United States                331,898              384,578
       FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27                            United States                667,497              774,678
                                                                                                                     --------------
                                                                                                                        350,744,033
                                                                                                                     --------------
   (f) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE
          0.0%(a)
       GNMA, 3.125%, 10/20/26 - 10/20/26                                  United States                 81,270               83,578
       GNMA, 4.375%, 1/20/23                                              United States                 37,666               38,784
                                                                                                                     --------------
                                                                                                                            122,362
                                                                                                                     --------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.4%
       GNMA I SF 30 Year, 6.00%, 1/15/39                                  United States              2,699,622            2,885,944
       GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38                       United States                440,023              474,186
       GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31                       United States                131,722              146,956
       GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26                        United States                424,761              477,573
       GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17                        United States                141,047              156,710
       GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31                        United States                  3,213                3,738
       GNMA II SF 30 Year, 6.00%, 5/20/31                                 United States                 29,120               31,540
       GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38                       United States              4,610,220            4,961,130
       GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33                       United States                180,714              203,372
       GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27                       United States                201,946              231,259
                                                                                                                     --------------
                                                                                                                          9,572,408
                                                                                                                     --------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $576,523,749)                                                             599,372,110
                                                                                                                     --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 15.1%
   (c) Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19                      United Arab Emirates          1,980,000            2,205,575
       European Investment Bank, senior note,
          4.50%, 5/15/13                                                 Supranational(l)            2,700,000 NOK          469,103
          1612/37, 6.50%, 9/10/14                                        Supranational(l)            1,395,000 NZD        1,018,900
(f, m) Government of Argentina, senior bond, FRN, 0.943%, 8/03/12           Argentina                2,225,000              714,781
       Government of Australia, TB123, 5.75%, 4/15/12                       Australia               17,890,000 AUD       16,227,685
   (g) Government of Ghana, Reg S, 8.50%, 10/04/17                            Ghana                    300,000              317,250
       Government of Hungary,
          6.75%, 7/28/14                                                     Hungary                 1,400,000 EUR        2,106,094
          3.50%, 7/18/16                                                     Hungary                   115,000 EUR          149,093
          4.375%, 7/04/17                                                    Hungary                   215,000 EUR          290,980
          5.75%, 6/11/18                                                     Hungary                   695,000 EUR          999,959
          6.25%, 1/29/20                                                     Hungary                 1,545,000            1,545,000
          senior note, 3.875%, 2/24/20                                       Hungary                   285,000 EUR          355,274
       Government of Indonesia,
          FR19, 14.25%, 6/15/13                                             Indonesia            7,995,000,000 IDR        1,008,307
          FR34, 12.80%, 6/15/21                                             Indonesia            9,705,000,000 IDR        1,237,677
          FR35, 12.90%, 6/15/22                                             Indonesia           21,000,000,000 IDR        2,678,810
          FR36, 11.50%, 9/15/19                                             Indonesia           12,200,000,000 IDR        1,458,437
          FR40, 11.00%, 9/15/25                                             Indonesia           43,390,000,000 IDR        4,838,775
          FR44, 10.00%, 9/15/24                                             Indonesia           75,880,000,000 IDR        7,882,255
          FR47, 10.00%, 2/15/28                                             Indonesia          188,340,000,000 IDR       19,206,706
   (g)    seniorbond, Reg S, 7.75%, 1/17/38                                 Indonesia                1,590,000            1,752,727
   (c)    senior note, 144A, 11.625%, 3/04/19                               Indonesia                1,540,000            2,176,472
   (g) Government of Iraq, Reg S, 5.80%, 1/15/28                               Iraq                    260,000              205,400

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Government of Israel, 2680, 7.00%, 4/29/11                              Israel               11,620,000 ILS   $    3,295,746
   (c) Government of Lithuania, 144A, 6.75%, 1/15/15                          Lithuania              3,720,000            3,806,118
       Government of Malaysia,
          3.756%, 4/28/11                                                     Malaysia              32,550,000 MYR        9,688,743
          3.833%, 9/28/11                                                     Malaysia              52,810,000 MYR       15,779,128
       Government of Mexico, M 20,
   (h)    7.50%, 6/03/27                                                       Mexico                  902,900(n)MXN      6,349,853
          10.00%, 12/05/24                                                     Mexico                  400,000(n)MXN      3,537,936
       Government of Norway,
          6.00%, 5/16/11                                                       Norway                3,600,000 NOK          636,451
          6.50%, 5/15/13                                                       Norway               35,500,000 NOK        6,633,524
       Government of Peru,
          7, 8.60%, 8/12/17                                                     Peru                 3,200,000 PEN        1,368,831
          7.84%, 8/12/20                                                        Peru                 1,100,000 PEN          446,986
       Government of Poland,
          4.75%, 4/25/12                                                       Poland                9,660,000 PLN        3,311,365
          5.00%, 10/24/13                                                      Poland                4,665,000 PLN        1,589,360
          5.75%, 4/25/14                                                       Poland               69,430,000 PLN       24,148,618
          senior note, 6.375%, 7/15/19                                         Poland                4,500,000            4,857,214
   (c) Government of Qatar, senior note, 144A, 6.55%, 4/09/19                   Qatar                2,010,000            2,220,648
       Government of Russia,
   (c)    144A, 7.50%, 3/31/30                                                 Russia                5,308,180            5,990,546
   (g)    senior bond, Reg S, 7.50%, 3/31/30                                   Russia                8,760,800            9,887,001
       Government of South Africa,
          6.875%, 5/27/19                                                   South Africa             2,680,000            2,969,440
          senior note, 6.50%, 6/02/14                                       South Africa               195,000              215,145
          senior note, 5.875%, 5/30/22                                      South Africa             3,115,000            3,163,672
       Government of Sri Lanka, A,
          12.00%, 7/15/11                                                     Sri Lanka             17,450,000 LKR          156,344
          8.50%, 1/15/13                                                      Sri Lanka             61,500,000 LKR          508,139
          13.50%, 2/01/13                                                     Sri Lanka             71,700,000 LKR          673,156
          11.25%, 7/15/14                                                     Sri Lanka            212,700,000 LKR        1,847,814
          11.00%, 8/01/15                                                     Sri Lanka            241,800,000 LKR        2,030,824
       Government of Sweden,
          5.25%, 3/15/11                                                       Sweden               86,320,000 SEK       12,325,571
          5.50%, 10/08/12                                                      Sweden              213,440,000 SEK       31,820,441
       Government of Venezuela,
          10.75%, 9/19/13                                                     Venezuela                715,000              657,800
   (g)    senior bond, Reg S, 5.375%, 8/07/10                                 Venezuela              1,150,000            1,139,673
   (c) Government of Vietnam, 144A,
          6.875%, 1/15/16                                                      Vietnam                 150,000              158,625
          6.75%, 1/29/20                                                       Vietnam               5,120,000            5,138,133
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                          South Korea        74,350,010,000 KRW       63,879,491
          0475-1112, 4.75%, 12/10/11                                         South Korea         1,087,790,000 KRW          951,186
          0525-1209, 5.25%, 9/10/12                                          South Korea         1,800,000,000 KRW        1,586,725
          0525-1303, 5.25%, 3/10/13                                          South Korea           168,330,000 KRW          148,485
          0550-1106, 5.50%, 6/10/11                                          South Korea         1,734,150,000 KRW        1,533,907
          senior note, 7.125%, 4/16/19                                       South Korea             3,090,000            3,593,095
       New South Wales Treasury Corp., 6.00%, 5/01/12                         Australia             26,810,000 AUD       24,266,174
       Nota Do Tesouro Nacional,
          10.00%, 1/01/12                                                      Brazil                   36,200(o)BRL     18,684,778
          10.00%, 1/01/13                                                      Brazil                   23,250(o)BRL     11,689,570
   (p)    Index Linked, 6.00%, 5/15/15                                         Brazil                      840(o)BRL        812,999
       Province of Ontario, 6.25%, 6/16/15                                     Canada                  305,000 NZD          219,093
   (c) Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
       A-1, 144A, zerocpn., 5/31/18                                             Peru                 1,210,570              940,253
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13                                                  Australia              7,410,000 AUD        6,723,170
   (c)    144A, 7.125%, 9/18/17                                               Australia              3,320,000 NZD        2,475,294
                                                                                                                     --------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $367,831,826)                                               372,702,325
                                                                                                                     --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 9.2%
       FHLB, 1.625%, 7/27/11                                                United States            8,000,000            8,103,632
       FHLMC,
          5.125%, 11/17/17                                                  United States              400,000              444,244

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          senior note, 5.00%, 4/18/17                                      United States             5,400,000       $    5,946,739
       FNMA,
          3.25%, 8/12/10                                                   United States               150,000              152,582
          6.625%, 11/15/30                                                 United States            18,800,000           23,129,565
       Morgan Stanley, senior note, FDIC Guaranteed, 1.95%, 6/20/12        United States               500,000              508,916
       U.S. Treasury Bond,
          3.875%, 2/15/13                                                  United States            30,000,000           32,268,780
          5.50%, 8/15/28                                                   United States            10,500,000           12,014,299
          5.00%, 5/15/37                                                   United States             1,685,000            1,832,702
          4.50%, 8/15/39                                                   United States            29,700,000           29,690,734
   (q)    Index Linked, 2.375%, 1/15/25                                    United States             8,033,065            8,658,134
       U.S. Treasury Note,
          1.50%, 7/15/12                                                   United States             8,000,000            8,085,008
          2.75%, 2/28/13                                                   United States            35,000,000           36,449,245
          3.375%, 7/31/13                                                  United States               185,000              196,201
          2.75%, 10/31/13                                                  United States            44,000,000           45,608,772
          1.875%, 4/30/14                                                  United States               650,000              647,055
          2.625%, 6/30/14                                                  United States             3,680,000            3,768,265
          3.875%, 5/15/18                                                  United States                45,000               46,659
          4.00%, 8/15/18                                                   United States               715,000              745,835
          3.125%, 5/15/19                                                  United States             2,000,000            1,932,502
   (q)    Index Linked, 2.00%, 1/15/16                                     United States             7,574,618            8,117,271
                                                                                                                     --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $229,222,803)                                                  228,347,140
                                                                                                                     --------------
   (f) SENIOR FLOATING RATE INTERESTS 4.9%
       AUTOMOBILES & COMPONENTS 0.0%(a)
       Federal-Mogul Corp., Term Loan B, 2.168%, 12/27/14                  United States               903,895              768,311
                                                                                                                     --------------
       CAPITAL GOODS 0.2%
       RBS Global Inc. (Rexnord),
          Incremental Tranche B-2, 2.50%, 7/22/13                          United States               589,241              548,485
          Tranche B-1 Term Loan B, 2.75% - 2.813%, 7/22/13                 United States             3,513,247            3,324,410
       TransDigm Inc., Term Loan B, 2.249%, 6/23/13                        United States             2,283,891            2,235,358
                                                                                                                     --------------
                                                                                                                          6,108,253
                                                                                                                     --------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.3%
       ARAMARK Corp.,
          Synthetic L/C, 2.113%, 1/26/14                                   United States               219,113              210,348
          Term Loan B, 2.126%, 1/26/14                                     United States             3,338,793            3,205,231
       Duratek Inc. (EnergySolutions), Term Loan B, 4.01%, 6/07/13         United States               405,061              400,504
       EnergySolutions LLC,
          Synthetic A Deposit, 3.99%, 6/07/13                              United States                11,827               11,694
          Synthetic L/C, 3.99%, 6/07/13                                    United States                60,167               59,490
          Term Loan B, 4.01%, 6/07/13                                      United States               844,271              834,773
   (i) EnviroSolutions Inc., Initial Term Loan, PIK, 12.00%, 7/07/12       United States               966,470              722,436
   (h) JohnsonDiversey Inc., Tranche B Dollar Term Loan, 5.50%,
          11/24/15                                                         United States               983,629              998,383
                                                                                                                     --------------
                                                                                                                          6,442,859
                                                                                                                     --------------
       CONSUMER DURABLES & APPAREL 0.1%
       Jarden Corp.,
          Term Loan B1, 2.001%, 1/24/12                                    United States               518,793              515,632
          Term Loan B2, 2.001%, 1/24/12                                    United States               130,436              129,091
          Term Loan B4, 3.501%, 1/26/15                                    United States             1,553,152            1,560,908
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.232%,
          10/04/11                                                         United States             1,172,568            1,162,797
                                                                                                                     --------------
                                                                                                                          3,368,428
                                                                                                                     --------------
       CONSUMER SERVICES 0.4%
       Education Management LLC, Term Loan C, 2.063%, 6/01/13              United States             3,782,236            3,639,813
(i, j) Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, PIK,
          9.00%, 9/30/10                                                   United States            10,553,891            3,155,613
       Penn National Gaming Inc., Term Loan B, 1.98% - 2.03%,
          10/03/12                                                         United States             3,162,863            3,110,147
                                                                                                                     --------------
                                                                                                                          9,905,573
                                                                                                                     --------------

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       FOOD & STAPLES RETAILING 0.3%
       SUPERVALU Inc., Term Loan B, 1.531%, 6/02/12                         United States             2,968,061       $    2,901,785
       Wm. Wrigley Jr. Co.,
          Term Loan B1, 3.063%, 12/17/12                                    United States             1,678,818            1,686,424
          Term Loan B2, 3.313%, 10/06/14                                    United States             3,375,204            3,393,876
                                                                                                                      --------------
                                                                                                                           7,982,085
                                                                                                                      --------------
       FOOD, BEVERAGE & TOBACCO 0.1%
   (h) Constellation Brands Inc.,
          Extended Term Loan B, 3.00%, 6/05/15                              United States               340,158              337,012
          Term Loan B, 1.75%, 6/05/13                                       United States               889,514              881,285
       Dean Foods Co., Term Loan B, 1.615% -1.635%, 4/02/14                 United States             1,150,672            1,119,509
                                                                                                                      --------------
                                                                                                                           2,337,806
                                                                                                                      --------------
       HEALTH CARE EQUIPMENT & SERVICES 0.9%
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.506%, 7/25/14                           United States               315,429              298,553
          Term Loan, 2.506%, 7/25/14                                        United States             6,176,450            5,845,997
       DaVita Inc., Term Loan B-1, 1.74% - 1.76%, 10/05/12                  United States             2,673,304            2,618,927
       DJO Finance LLC, Term Loan B, 3.231%, 5/20/14                        United States             2,841,799            2,763,650
       Fresenius Medical Care Holdings Inc., Term Loan B, 1.621% -
          1.626%, 3/31/13                                                      Germany                1,437,747            1,407,494
       HCA Inc., Term Loan B-1, 2.501%, 11/18/13                            United States             5,805,875            5,530,095
   (h) LifePoint Hospitals Inc., Term Loan B, 1.887%, 4/15/12               United States             3,089,277            3,036,318
                                                                                                                      --------------
                                                                                                                          21,501,034
                                                                                                                      --------------
       MATERIALS 0.8%
       Ashland Inc., Term Loan B, 7.65%, 5/13/14                            United States             3,201,664            3,246,471
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.001%, 4/02/14        United States             2,323,627            2,243,350
       Georgia-Pacific LLC,
          Term Loan B, 2.251% - 2.256%, 12/20/12                            United States               452,155              444,072
          Term Loan C, 3.481% - 3.506%, 12/23/14                            United States             2,569,450            2,571,686
       Hexion Specialty Chemicals BV, Tranche C-2B Term Loan,
          4.063%, 5/03/15                                                    Netherlands                151,910              144,663
       Hexion Specialty Chemicals Inc., Tranche C-1B, 4.063%, 5/03/15       United States               343,778              327,377
       Nalco Co.,
          Term Loan, 6.50%, 5/13/16                                         United States             3,092,246            3,143,268
          Term Loan B, 2.063%, 11/04/10                                     United States               397,947              397,876
       Novelis Corp., U.S. Term Loan, 2.24% - 2.26%, 7/07/14                United States               554,336              527,572
   (h) Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14         United States             5,592,345            5,648,269
                                                                                                                      --------------
                                                                                                                          18,694,604
                                                                                                                      --------------
       MEDIA 0.8%
   (h) Cinemark USA Inc., Term Loan, 1.99% - 2.03%, 10/05/13                United States             2,040,866            2,009,402
   (h) CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2,
          2.004% - 2.046%, 3/29/16                                          United States             5,541,655            5,480,608
   (h) DIRECTV Holdings LLC, Term Loan B, 1.731%, 4/13/13                   United States             1,092,160            1,086,168
       Discovery Communications Inc., Term Loan B, 2.251%, 5/14/14          United States             1,402,556            1,397,297
   (j) Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12               United States             1,435,969              866,519
       R.H. Donnelley Inc., Term Loan B, 9.25%, 10/24/14                    United States               720,319              718,519
       Regal Cinemas Corp., Term Loan, 4.001%, 10/27/13                     United States             2,165,970            2,172,136
   (j) Tribune Co., Incremental Term Loan, 5.25%, 5/14/14                   United States             2,018,473            1,165,248
       Univision Communications Inc., Initial Term Loan, 2.501%,
          9/29/14                                                           United States               817,942              714,472
       UPC Financing Partnership, Term Loan T, 3.93%, 12/31/16               Netherlands              3,913,326            3,855,604
                                                                                                                      --------------
                                                                                                                          19,465,973
                                                                                                                      --------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.2%
   (h) Mylan Inc., Term Loan B, 3.50% - 3.563%, 10/02/14                    United States             4,915,625            4,867,137
                                                                                                                      --------------
       RETAILING 0.1%
       Dollar General Corp., Tranche B-1 Term Loan, 2.981 % - 2.999%,
          7/07/14                                                           United States             2,628,079            2,560,316
                                                                                                                      --------------
       SOFTWARE & SERVICES 0.2%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 2.231%, 3/20/13                             United States               542,194              540,805

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          Term Loan B, 2.231%, 3/20/13                                      United States               615,583       $      614,006
       Lender Processing Services Inc., Term Loan B, 2.731%, 7/02/14        United States             1,043,736            1,044,605
       SunGard Data Systems Inc.,
          Tranche A U.S. Term Loan, 1.981 %, 2/28/14                        United States               464,531              450,264
          Tranche B U.S. Term Loan, 3.869% - 3.90%, 2/28/16                 United States             1,218,660            1,201,395
                                                                                                                      --------------
                                                                                                                           3,851,075
                                                                                                                      --------------
       TELECOMMUNICATION SERVICES 0.3%
       Intelsat Corp. (PanAmSat),
          Incremental Term Loan B-2-A, 2.731%, 1/03/14                      United States                25,785               24,660
          Incremental Term Loan B-2-B, 2.731%, 1/03/14                      United States                25,777               24,653
          Incremental Term Loan B-2-C, 2.731%, 1/03/14                      United States                25,777               24,653
          Tranche B-2-A, 2.731%, 1/03/14                                    United States             1,354,404            1,295,360
          Tranche B-2-B, 2.731%, 1/03/14                                    United States             1,353,989            1,294,964
          Tranche B-2-C, 2.731%, 1/03/14                                    United States             1,353,989            1,294,964
       NTELOS Inc., Term Loan B, 5.75%, 8/07/15                             United States             1,023,740            1,033,337
       Windstream Corp., Tranche B-2 Term Loan, 3.01%, 12/17/15             United States             1,449,055            1,438,187
                                                                                                                      --------------
                                                                                                                           6,430,778
                                                                                                                      --------------
       UTILITIES 0.2%
       NRG Energy Inc.,
          Credit Link, 2.001%, 2/01/13                                      United States             2,005,796            1,945,622
          Term Loan, 1.981% - 2.001%, 2/01/13                               United States             3,413,188            3,310,793
   (h) Texas Competitive Electric Holdings Co. LLC, Term Loan B-2,
          3.731%-3.751%, 10/10/14                                           United States               896,457              736,340
                                                                                                                      --------------
                                                                                                                           5,992,755
                                                                                                                      --------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $118,748,960)                                                          120,276,987
                                                                                                                      --------------
       MUNICIPAL BONDS 2.2%
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay
          Area, Refunding, Series F-1, 5.00%, 4/01/39                       United States               990,000              999,177
       California State GO, Various Purpose, 6.00%, 4/01/38                 United States            15,000,000           15,209,550
       Chicago Transit Authority Transfer Tax Receipts Revenue, Series
          A, 6.899%, 12/01/40                                               United States               800,000              873,192
       Citizens Property Insurance Corp. Revenue, Senior Secured, High-
          Risk Account, Series A-1, Assured Guaranty, 4.50%, 6/01/14        United States            16,000,000           16,860,320
       Connecticut State GO, Series B, 5.00%, 4/15/18                       United States               650,000              744,361
       District of Columbia University Revenue, Georgetown University,
          Refunding, Series O, BHAC Insured, 5.50%, 4/01/36                 United States               655,000              710,806
       Kentucky State Municipal Power Agency Power System Revenue,
          Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42     United States             1,015,000            1,044,993
       Las Vegas Valley Water District GO, Refunding, Series A, NATL
          Insured, 5.00%, 6/01/26                                           United States               640,000              656,800
       Lewisville ISO, GO, School Building, 5.00%, 8/15/26                  United States               890,000              958,307
       Los Angeles USD, GO, Series I, 5.00%,
          7/01/26                                                           United States               295,000              308,045
          7/01/27                                                           United States               315,000              326,964
       MTA Revenue,
          Series B, Assured Guaranty, 5.25%, 11/15/20                       United States               705,000              794,711
          Transportation, Series A, FSA Insured, 5.50%, 11/15/21            United States               665,000              769,485
   (c) New York City IDA, 144A, 11.00%, 3/01/29                             United States               700,000              777,595
       Palomar Pomerado Health GO, Election of 2004, Series A, NATL
          Insured, 5.125%, 8/01/37                                          United States             3,395,000            3,137,014
       Poway USD, GO, Election of 2008, 10 07-1-A, zero cpn.,
          8/01/27                                                           United States             1,150,000              401,258
          8/01/30                                                           United States             1,150,000              321,276
          8/01/32                                                           United States             1,440,000              344,549
          8/01/33                                                           United States               760,000              168,332
       Regional Transportation District Sales Tax Revenue, FasTracks
          Project, Series A, AMBAC Insured, 5.00%, 11/01/27                 United States               960,000            1,005,216
   (h) San Diego County Water Authority Financing Agency Water
          Revenue, Build America Bonds, San Diego Water, Refunding,
          Series B, 6.138%, 5/01/49                                         United States             5,450,000            5,562,433

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Tulare Sewer Revenue, Building America Bonds, Series B, FSA
          Insured, 8.75%, 11/15/44                                          United States             2,895,000      $    2,850,938
                                                                                                                     --------------
       TOTAL MUNICIPAL BONDS (COST $53,055,516)                                                                          54,825,322
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $2,375,664,096)                                                                                       2,425,501,692
                                                                                                                     --------------
       SHORT TERM INVESTMENTS 5.9%

       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $863,655) 0.0%(a)
   (r) Israel Treasury Bill, 10/6/10                                           Israel                 3,250,000 ILS         860,544
                                                                                                                     --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $14,276,898) 0.6%

(r, s) U.S. Treasury Bill, 2/25/10 - 5/27/10                                United States            14,280,000          14,278,369
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $2,390,804,649)                                                                                       2,440,640,605
                                                                                                                     --------------

                                                                                                     SHARES
                                                                                                ---------------
       MONEY MARKET FUNDS (COST $130,932,653) 5.3%
   (t) Institutional Fiduciary Trust Money Market Portfolio, 0.00%          United States           130,932,653         130,932,653
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $2,521,737,302) 104.1%                                                                 2,571,573,258
       OTHER ASSETS, LESS LIABILITIES (4.1)%                                                                           (101,255,858)
                                                                                                                     --------------
       Net Assets 100.0%                                                                                             $2,470,317,400
                                                                                                                     ==============

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $206,540,691, representing 8.36% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  Perpetual security with no stated maturity date.

(f)  The coupon rate shown represents the rate at period end.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $16,903,049, representing 0.68% of net assets.

(h) A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced basis.

(i)  Income may be received in additional securities and/or cash.

(j) Defaulted security or security for which income has been deemed uncollectible.

(k) Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2010, the value of this security was $25,299, representing less than 0.01% of net assets.

(l) A supranational organization is an entity formed by two or more central governments through international treaties.

(m) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(n)  Principal amount is stated in 100 Mexican Peso Units.

(o)  Principal amount is stated in 1,000 Brazilian Real Units.

(p)  Redemption price at maturity is adjusted for inflation.

(q)  Principal amount of security is adjusted for inflation.

(r)  The security is traded on a discount basis with no stated coupon rate.

(s) Security or a portion of the security has been segregated as collateral for open futures, forward or swap contracts. At January 31, 2010, the aggregate value of these securities and/or cash pledged amounted to $10,333,771.

(t) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

At January 31, 2010, the fund had the following financial futures contracts outstanding. See Note 3.

FINANCIAL FUTURES CONTRACTS

                                                           NUMBER OF     NOTIONAL     DELIVERY    UNREALIZED     UNREALIZED
DESCRIPTION                                         TYPE   CONTRACTS      AMOUNT        DATE     APPRECIATION   DEPRECIATION
-----------                                        -----   ---------   ------------   --------   ------------   ------------
10 Year Interest Rate Swap                         Short       249     $ 24,900,000    3/15/10    $       --     $(500,951)
U.S. Treasury 2 Year Note                          Long        585      117,000,000    3/31/10       287,136            --
U.S. Treasury 5 Year Note                          Long      1,360      136,000,000    3/31/10            --      (237,136)
U.S. Treasury 10 Year Note                         Short       695       69,500,000    3/22/10     1,203,685            --
U.S. Treasury Bond                                 Long        738       73,800,000    3/22/10       117,718            --
                                                                                                  ----------     ---------
   Unrealized appreciation (depreciation)                                                          1,608,539      (738,087)
                                                                                                  ----------     ---------
      Net unrealized appreciation (depreciation)                                                  $  870,452
                                                                                                  ==========

At January 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                             CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY             COUNTERPARTY   TYPE      QUANTITY       AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
--------             ------------   ----   -------------   ------------      ----------   ------------   ------------
Singapore Dollar         JPHQ       Buy       21,834,100     15,697,822        2/08/10      $     --     $  (176,363)
Singapore Dollar         JPHQ       Sell      21,834,100     14,500,000        2/08/10            --      (1,021,458)
Malaysian Ringgit        DBAB       Buy       21,721,000      5,946,886        2/17/10       408,567              --
Singapore Dollar         UBSW       Buy       16,171,000     11,652,255        3/23/10            --        (161,032)
Singapore Dollar         UBSW       Sell      16,171,000     10,646,871        3/23/10            --        (844,352)
Indian Rupee             DBAB       Buy       16,152,000        312,152        4/09/10        35,951              --
Indian Rupee             DBAB       Buy       34,636,000        668,907        4/12/10        77,329              --
Indian Rupee             JPHQ       Buy       23,264,000        445,927        4/13/10        55,247              --
Indian Rupee             JPHQ       Buy       22,836,000        445,929        4/15/10        45,925              --
Indian Rupee             DBAB       Buy        8,029,000        156,511        4/19/10        16,351              --
Indian Rupee             JPHQ       Buy       11,408,000        223,599        4/19/10        22,012              --
Chilean Peso             CITI       Buy      711,116,000      1,213,177        4/26/10       146,730              --
Euro                     UBSW       Sell      11,680,000     15,190,074        4/26/10            --      (1,000,586)
Indian Rupee             DBAB       Buy       16,221,000        313,017        4/26/10        35,966              --
Chilean Peso             CITI       Buy      564,340,000        960,988        4/27/10       118,173              --
Chilean Peso             JPHQ       Buy      562,321,000        960,986        4/27/10       114,314              --
Indian Rupee             JPHQ       Buy        2,314,000         44,715        4/27/10         5,064              --
Chilean Peso             CITI       Buy      906,403,000      1,537,579        4/28/10       195,599              --
Chilean Peso             UBSW       Buy      113,493,000        192,198        4/28/10        24,817              --
Indian Rupee             JPHQ       Buy       11,481,000        223,583        4/28/10        23,372              --
Indian Rupee             JPHQ       Buy       11,492,000        223,580        4/30/10        23,568              --
Euro                     DBAB       Sell         585,912        875,645        5/20/10        63,569              --
Indian Rupee             DBAB       Buy       21,978,000        447,809        6/01/10        23,697              --
Indian Rupee             HSBC       Buy          652,000         13,443        6/02/10           543              --
Indian Rupee             HSBC       Buy        3,224,000         67,167        6/03/10         1,989              --
Indian Rupee             HSBC       Buy       21,522,000        447,815        6/04/10        13,802              --
Indian Rupee             DBAB       Buy       10,761,000        223,908        6/07/10         6,848              --
Indian Rupee             DBAB       Buy        5,428,000        112,614        6/08/10         3,774              --
Indian Rupee             HSBC       Buy        4,321,000         89,554        6/08/10         3,097              --
Indian Rupee             DBAB       Buy        4,383,000         90,093        6/10/10         3,874              --
Indian Rupee             BZWS       Buy        6,554,000        135,134        6/11/10         5,365              --

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

Indian Rupee             HSBC       Buy        4,392,000         90,092        6/11/10         4,060               --
Indian Rupee             DBAB       Buy       10,971,000        225,231        6/16/10         9,867               --
Indian Rupee             DBAB       Buy        9,993,000        202,698        6/21/10        11,361               --
New Zealand Dollar       DBAB       Buy       20,030,204     14,656,100        7/06/10            --         (779,614)
New Zealand Dollar       DBAB       Sell      20,030,204     12,600,000        7/06/10            --       (1,276,487)
New Zealand Dollar       DBAB       Buy        2,698,125      1,969,631        7/30/10            --         (104,268)
New Zealand Dollar       DBAB       Sell       2,698,125      1,736,243        7/30/10            --         (129,119)
New Zealand Dollar       BZWS       Buy        1,052,185        764,518        8/03/10            --          (37,373)
New Zealand Dollar       BZWS       Sell       1,052,185        675,503        8/03/10            --          (51,642)
New Zealand Dollar       DBAB       Buy        2,687,860      1,961,331        8/03/10            --         (103,803)
New Zealand Dollar       DBAB       Sell       2,687,860      1,726,547        8/03/10            --         (130,982)
New Zealand Dollar       BZWS       Buy          530,156        385,174        8/04/10            --          (18,830)
New Zealand Dollar       BZWS       Sell         530,156        340,360        8/04/10            --          (25,984)
New Zealand Dollar       DBAB       Buy        1,064,903        777,060        8/04/10            --          (41,199)
New Zealand Dollar       DBAB       Sell       1,064,903        680,367        8/04/10            --          (55,495)
New Zealand Dollar       CITI       Buy        2,669,265      1,938,420        8/05/10            --          (94,108)
New Zealand Dollar       CITI       Sell       2,669,265      1,743,097        8/05/10            --         (101,215)
New Zealand Dollar       DBAB       Buy          791,840        577,726        8/05/10            --          (30,610)
New Zealand Dollar       DBAB       Sell         791,840        516,121        8/05/10            --          (30,996)
New Zealand Dollar       HSBC       Buy        3,277,000      2,389,588        8/05/10            --         (125,366)
New Zealand Dollar       HSBC       Sell       3,277,000      2,119,564        8/05/10            --         (144,659)
New Zealand Dollar       CITI       Buy        1,045,341        759,022        8/06/10            --          (36,822)
New Zealand Dollar       CITI       Sell       1,045,341        683,146        8/06/10            --          (39,054)
New Zealand Dollar       FBCO       Buy          521,704        379,018        8/06/10            --          (18,586)
New Zealand Dollar       FBCO       Sell         521,704        339,759        8/06/10            --          (20,673)
New Zealand Dollar       CITI       Buy        1,031,453        748,732        8/09/10            --          (36,338)
New Zealand Dollar       CITI       Sell       1,031,453        678,139        8/09/10            --          (34,254)
New Zealand Dollar       DBAB       Buy        1,036,107        755,633        8/09/10            --          (40,025)
New Zealand Dollar       DBAB       Sell       1,036,107        681,551        8/09/10            --          (34,056)
New Zealand Dollar       FBCO       Sell       1,019,688        671,923        8/09/10            --          (32,344)
New Zealand Dollar       FBCO       Sell       1,021,476        678,393        8/11/10            --          (26,970)
New Zealand Dollar       DBAB       Sell       2,171,853      1,415,259        8/12/10            --          (84,328)
New Zealand Dollar       DBAB       Sell       1,142,000        741,272        8/13/10            --          (47,160)
New Zealand Dollar       DBAB       Sell       1,205,000        795,421        8/16/10            --          (36,259)
New Israeli Shekel       CITI       Buy        2,375,000        626,748        8/17/10         6,999               --
New Israeli Shekel       CITI       Buy        2,376,000        625,964        8/19/10         8,016               --
New Israeli Shekel       DBAB       Buy          238,000         62,698        8/19/10           807               --
New Israeli Shekel       CITI       Buy          911,600        238,508        8/20/10         4,725               --
New Israeli Shekel       CITI       Buy        1,555,600        407,951        8/23/10         7,080               --
New Zealand Dollar       FBCO       Sell         937,138        617,930        8/24/10            --          (28,361)
New Zealand Dollar       DBAB       Sell         933,000        623,711        8/27/10            --          (19,536)
Euro                     BZWS       Sell         101,400        149,296        9/20/10         8,888               --
Euro                     UBSW       Buy          661,411        982,281        9/23/10            --          (66,458)
Euro                     UBSW       Sell         661,411        969,781        9/23/10        53,957               --
Euro                     JPHQ       Sell         290,999        430,853        9/24/10        27,925               --
Malaysian Ringgit        JPHQ       Buy       12,560,000      2,463,760 EUR    9/28/10       226,812               --
Euro                     DBAB       Sell      19,250,000     28,161,403       10/04/10     1,509,790               --
Philippine Peso          DBAB       Buy       44,751,000        927,559       10/04/10         9,885               --

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

Philippine Peso          HSBC       Buy       35,897,000        742,057       10/04/10         9,913               --
Philippine Peso          DBAB       Buy       53,504,000      1,113,067       10/05/10         7,644               --
Philippine Peso          HSBC       Buy       53,517,000      1,113,067       10/05/10         7,916               --
Indian Rupee             DBAB       Buy      622,168,250     12,815,000       10/06/10       403,014               --
Philippine Peso          JPHQ       Buy       14,135,000        296,829       10/06/10            --             (777)
Philippine Peso          DBAB       Buy       43,922,000        927,564       10/07/10            --           (7,708)
Philippine Peso          CITI       Buy       17,580,000        371,011       10/08/10            --           (2,864)
Philippine Peso          DBAB       Buy       35,146,000        742,040       10/08/10            --           (6,039)
Philippine Peso          HSBC       Buy       35,213,000        742,053       10/08/10            --           (4,648)
Philippine Peso          JPHQ       Buy       17,535,000        371,025       10/08/10            --           (3,820)
Philippine Peso          DBAB       Buy       10,465,000        222,612       10/12/10            --           (3,532)
Philippine Peso          HSBC       Buy       17,449,000        371,019       10/13/10            --           (5,761)
Philippine Peso          JPHQ       Buy       39,005,000        833,446       10/13/10            --          (16,959)
Chinese Yuan             HSBC       Buy        2,487,166        252,568 EUR   10/15/10        16,110               --
Chinese Yuan             HSBC       Buy        3,007,421        456,791       10/25/10            --          (14,337)
Chinese Yuan             HSBC       Buy        5,097,153        772,039       10/26/10            --          (22,110)
Chinese Yuan             HSBC       Buy        3,049,528        460,967       10/27/10            --          (12,263)
Japanese Yen             DBAB       Sell     879,763,200      9,600,000       10/28/10            --         (166,557)
Euro                     DBAB       Sell      14,185,000     20,973,941       10/29/10     1,339,604               --
Japanese Yen             BZWS       Sell     857,065,000      9,569,997       11/10/10        52,772               --
Euro                     UBSW       Sell         888,264      1,320,440       11/17/10        91,125               --
Japanese Yen             UBSW       Sell   2,236,935,360     25,080,000       11/17/10       236,367               --
Euro                     DBAB       Sell       1,552,686      2,314,278       11/29/10       165,642               --
Mexican Peso             CITI       Sell       8,714,000        641,632       12/02/10         1,199               --
British Pound            DBAB       Sell         300,000        485,850       12/15/10         7,450               --
Euro                     DBAB       Sell       1,460,625      2,129,445       12/15/10       108,464               --
Philippine Peso          JPHQ       Buy       76,351,000      1,641,718        1/13/11            --          (54,212)
Euro                     BZWS       Sell       6,429,000      9,328,479        1/14/11       435,176               --
Philippine Peso          HSBC       Buy       12,250,000        261,920        1/14/11            --           (7,234)
Mexican Peso             DBAB       Sell      97,158,402      7,260,000        1/18/11       166,334               --
Euro                     CITI       Sell       5,184,200      7,318,794        1/27/11       148,181               --
Euro                     DBAB       Sell       2,367,500      3,342,792        1/27/11        68,144               --
Japanese Yen             DBAB       Sell   1,337,253,120     14,832,000        2/02/11         9,765               --
                                                                                           ---------     ------------
   Unrealized appreciation (depreciation)                                                  6,640,535       (7,415,586)
                                                                                           ---------     ------------
      Net unrealized appreciation (depreciation)                                                         $   (775,051)
                                                                                                         ============

(a)  In U.S. dollars unless otherwise indicated.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

At January 31, 2010, the fund had the following credit default swap contracts outstanding. See Note 3.

CREDIT DEFAULT SWAP CONTRACTS

                                                                    PERIODIC
                                                        NOTIONAL     PAYMENT   EXPIRATION    UNREALIZED     UNREALIZED
DESCRIPTION                         COUNTERPARTY(a)    AMOUNT(b)      RATE        DATE      APPRECIATION   DEPRECIATION   RATING(c)
-----------                         ---------------   -----------   --------   ----------   ------------   ------------   ---------
CONTRACTS TO BUY PROTECTION
SINGLE NAME
Aetna Inc.                                JPHQ        $ 2,850,000     0.58%      3/20/13     $     --      $   (22,939)
Aetna Inc.                                MLCO          5,000,000     0.62%      3/20/13           --          (46,420)
Bombardier Inc.                           MSCO          5,000,000     5.00%      6/20/12           --          (83,912)
Centex Corp.                              GSCO          3,750,000     4.00%      3/20/12           --         (252,819)
Centex Corp.                              GSCO          5,000,000     4.70%      9/20/12           --         (492,478)
Clear Channel Communications Inc.         CITI          8,500,000     5.00%      3/20/11           --       (1,408,286)
Dish Network Corp.                        FBCO          4,500,000     1.00%     12/20/11           --          (68,332)
The Goodyear Tire & Rubber Co.            FBCO         15,000,000     5.00%      9/20/11        2,366               --
HCA Inc.                                  GSCO          4,000,000     5.00%      6/20/12       29,553               --
Meritage Homes Corp.                      FBCO          5,000,000     5.00%      3/20/15           --          (65,461)
Ryland Group Inc.                         FBCO          7,000,000     5.00%      6/20/12           --           (6,464)
Ryland Group Inc.                         FBCO         10,000,000     5.00%      6/20/13       37,367               --
Standard Pacific Corp.                    FBCO          4,000,000     5.00%      3/20/13           --         (468,184)
Textron Financial Corp.                   MLCO         16,750,000     0.27%     12/20/10       68,047               --
CONTRACTS TO SELL PROTECTION(d)
SINGLE NAME
Dynegy Holdings Inc.                      FBCO          2,500,000     5.00%      3/20/16           --         (116,156)       B
UnitedHealth Group Inc.                   MLCO         10,000,000     0.88%      3/20/13       27,988               --        A-
UnitedHealth Group Inc.                   JPHQ          2,850,000     0.85%      3/20/13        5,368               --        A-
                                                                                              -------      -----------
   Unrealized appreciation
      (depreciation)                                                                          170,689       (3,031,451)
                                                                                              -------      -----------
      Net unrealized appreciation
         (depreciation)                                                                                    $(2,860,762)
                                                                                                           ===========

(a) Positions are generally not collateralized if the unrealized appreciation (depreciation) is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

COUNTERPARTY                                COLLATERAL POSTED (RECEIVED)
------------                                ----------------------------
CITI                                                 $ (380,000)
FBCO                                                  3,440,990
GSCO                                                    960,170
JPHQ                                                     37,231
MLCO                                                    (99,000)
MSCO                                                    469,963
                                                     ----------
Total collateral for credit default swaps            $4,429,354
                                                     ==========

(b) in U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

(c) Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

(d) The fund enters into contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy for traded index swaps.

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

BZWS    Barclays Bank PLC
CITI    Citigroup, Inc.
DBAB    Deutsche Bank AG
FBCO    Credit Suisse Group AG
GSCO    The Goldman Sachs Group, Inc.
HSBC    HSBC Bank USA, N.A.
JPHQ    JP Morgan Chase & Co.
MLCO    Merrill Lynch & Co., Inc.
MSCO    Morgan Stanley
UBSW    UBS AG

CURRENCY

AUD     Australian Dollar
BRL     Brazilian Real
CAD     Canadian Dollar
EGP     Egyptian Pound
EUR     Euro
GBP     British Pound
IOR     Indonesian Rupiah
ILS     New Israeli Shekel
ISK     Iceland Krona
JPY     Japanese Yen
KRW     South Korean Won
LKR     Sri Lankan Rupee
MXN     Mexican Peso
MYR     Malaysian Ringgit
NOK     Norwegian Krone
NZD     New Zealand Dollar
PEN     Peruvian Nuevo Sol
PLN     Polish Zloty
SEK     Swedish Krona
SGD     Singapore Dollar
SKK     Slovak Koruna
THB     Thailand Baht

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
CLO     Collateralized Loan Obligation
FDIC    Federal Deposit Insurance Corp.
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
FSA     Financial Security Assurance Inc.
GL      Government Loan
GNMA    Government National Mortgage Association
GO      General Obligation
ID      Improvement District
IDA     Industrial Development Authority/Agency
IO      Interest Only
ISD     Independent School District
L/C     Letter of Credit
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
PIK     Payment-In-Kind
SF      Single Family
USD     Unified/Union School District

FRANKLIN INVESTORS SECURITIES TRUST
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of nine funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost which approximates market value.

Corporate debt securities, government securities, municipal securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their US. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its US. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the US. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the fund's independent pricing services and the fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds generally enter into financial futures contracts in order to manage interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds generally enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund's investment objectives.

Certain funds generally enter into credit default swap contracts in order to manage or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are recorded as a liability or asset, and amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund's investment objectives.

Certain funds generally purchase or write option contracts in order to manage or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                FRANKLIN
                                             ADJUSTABLE U.S.                       FRANKLIN
                                               GOVERNMENT         FRANKLIN       CONVERTIBLE
                                             SECURITIES FUND   BALANCED FUND   SECURITIES FUND
                                             ---------------   -------------   ---------------
Cost of investments                          $2,485,503,789    $123,699,200     $ 904,202,978
                                             ==============    ============     =============
Unrealized appreciation                      $   22,416,264    $ 10,423,425     $  64,499,880
Unrealized depreciation                          (3,214,108)     (5,951,320)     (144,844,013)
                                             --------------    ------------     -------------
Net unrealized appreciation (depreciation)   $   19,202,156    $  4,472,105     $ (80,344,133)
                                             ==============    ============     =============

                                                                                   FRANKLIN LIMITED
                                                               FRANKLIN FLOATING     MATURITY U.S.
                                             FRANKLIN EQUITY       RATE DAILY         GOVERNMENT
                                               INCOME FUND        ACCESS FUND       SECURITIES FUND
                                             ---------------   -----------------   ----------------
Cost of investments                           $685,130,309      $1,426,096,135       $421,809,537
                                              ============      ==============       ============
Unrealized appreciation                       $ 85,525,913      $   34,979,242       $ 10,280,109
Unrealized depreciation                        (64,483,660)        (17,052,680)          (776,764)
                                              ------------      --------------       ------------
Net unrealized appreciation (depreciation)    $ 21,042,253      $   17,926,562       $  9,503,345
                                              ============      ==============       ============

                                              FRANKLIN LOW
                                             DURATION TOTAL   FRANKLIN REAL   FRANKLIN TOTAL
                                               RETURN FUND     RETURN FUND      RETURN FUND
                                             --------------   -------------   --------------
Cost of investments                           $187,719,667    $426,694,331    $2,525,563,471
                                              ============    ============    ==============
Unrealized appreciation                       $  4,810,221    $  8,206,658    $  110,999,163
Unrealized depreciation                         (1,312,317)     (4,756,642)      (64,989,376)
                                              ------------    ------------    --------------
Net unrealized appreciation (depreciation)    $  3,497,904    $  3,450,016    $   46,009,787
                                              ============    ============    ==============

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Funds' assets and liabilities carried at fair value:

                                                               LEVEL 1         LEVEL 2        LEVEL 3         TOTAL
                                                            ------------   --------------   ----------   --------------
FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
ASSETS:
   Investments in Securities:
      Asset-Backed Securities and Commercial
         Mortgage-Backed Securities                         $         --   $       43,766   $       --   $       43,766
      Mortgage-Backed Securities                                      --    2,321,419,255           --    2,321,419,255
      Short Term Investments                                 123,661,719       59,581,205           --      183,242,924
                                                            ------------   --------------   ----------   --------------
          Total Investments in Securities                   $123,661,719   $2,381,044,226   $       --   $2,504,705,945
                                                            ============   ==============   ==========   ==============
FRANKLIN BALANCED FUND
ASSETS:
   Investments in Securities
      Equity Investments:(a)
         Equity-Linked Securities                           $         --   $    7,728,158   $       --   $    7,728,158
         Financials                                            5,494,094        1,629,000           --        7,123,094
         Health Care                                           6,445,595        1,627,227           --        8,072,822
         Materials                                               436,500        1,329,075           --        1,765,575
         Utilities                                             8,914,250        1,652,955           --       10,567,205
         Other Equity Investments(b)                          34,491,592               --           --       34,491,592
      Convertible Bonds                                               --        3,522,784           --        3,522,784
      Corporate Bonds                                                 --       43,479,346           --       43,479,346
      Asset-Backed Securities and Commercial
         Mortgage-Backed Securities                                   --           85,557           --           85,557
      Mortgage-Backed Securities                                      --          487,827           --          487,827
      Short Term Investments                                  10,847,345               --           --       10,847,345
                                                            ------------   --------------   ----------   --------------
         Total Investments in Securities                    $ 66,629,376   $   61,541,929   $       --   $  128,171,305
                                                            ------------   --------------   ----------   --------------
LIABILITIES:
      Options written                                            251,400               --           --          251,400
FRANKLIN CONVERTIBLE SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Consumer Discretionary                             $ 20,418,250   $   15,050,953   $       --   $   35,469,203

         Energy                                                       --       28,283,000           --       28,283,000
         Financials                                           42,265,340       14,513,625           --       56,778,965
         Health Care                                                  --       15,255,256           --       15,255,256
         Materials                                            14,767,500       18,995,621           --       33,763,121
         Utilities                                            11,452,250       16,542,120           --       27,994,370
         Other Equity Investments(b)                          17,160,000               --           --       17,160,000
      Convertible Bonds                                               --      580,722,456           --      580,722,456
      Short Term Investments                                  28,432,474               --           --       28,432,474
                                                            ------------   --------------   ----------   --------------
            Total Investments in Securities                 $134,495,814   $  689,363,031   $       --   $  823,858,845
                                                            ------------   --------------   ----------   --------------
FRANKLIN EQUITY INCOME FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Consumer Discretionary                             $ 22,543,495   $   17,468,920           --   $   40,012,415
         Energy                                               71,879,849        7,785,405           --       79,665,254
         Health Care                                          83,534,318        6,712,313           --       90,246,631
         Utilities                                            34,102,640       12,570,000           --       46,672,640
         Other Equity Investments(b)                         382,939,524               --           --      382,939,524
      Corporate Bonds                                                 --       13,359,294           --       13,359,294
      Convertible Bonds                                               --       29,659,913           --       29,659,913
      Short Term Investments                                  23,616,891               --           --       23,616,891
                                                            ------------   --------------   ----------   --------------
            Total Investments in Securities                 $618,616,717   $   87,555,845           --   $  706,172,562
                                                            ------------   --------------   ----------   --------------
FRANKLIN FLOATING RATE DAILY ACCESS FUND
ASSETS:
   Investments in Securities:
      Equity Investments(b)                                 $         --   $           --   $  181,360   $      181,360
      Senior Floating Rate Interests                                  --    1,280,247,172    4,115,327    1,284,362,499
      Short Term Investments                                 159,478,838               --           --      159,478,838
                                                            ------------   --------------   ----------   --------------
           Total Investments in Securities                  $159,478,838   $1,280,247,172   $4,296,687   $1,444,022,697
                                                            ------------   --------------   ----------   --------------
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
ASSETS:
   Investments in Securities:
      Mortgage-Backed Securities                            $         --   $  112,108,116   $       --   $  112,108,116
      U.S. Government and Agency Securities                           --      284,470,775           --      284,470,775
      Short Term Investments                                   8,674,207       26,059,784           --       34,733,991
                                                            ------------   --------------   ----------   --------------
            Total Investments in Securities                 $  8,674,207   $  422,638,675   $       --   $  431,312,882
                                                            ============   ==============   ==========   ==============
FRANKLIN LOW DURATION TOTAL RETURN FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)                                 $      4,280   $           --   $       --   $        4,280
      Corporate Bonds                                                 --       51,881,611           --       51,881,611
      Convertible Bonds                                               --           33,338           --           33,338
      Asset-Backed Securities and Commercial
         Mortgage-Backed Securities                                   --        7,721,281           --        7,721,281
      Mortgage-Backed Securities                                      --       24,240,394           --       24,240,394
      Foreign Government and Agency Securities                        --       22,919,592           --       22,919,592
      U.S. Government and Agency Securities                           --       59,760,094           --       59,760,094
      Senior Floating Rate Interests                                  --        4,711,631           --        4,711,631
      Short Term Investments                                  19,851,504           93,846           --       19,945,350
                                                            ------------   --------------   ----------   --------------
            Total Investments in Securities                 $ 19,855,784   $  171,361,787   $       --   $  191,217,571
                                                            ------------   --------------   ----------   --------------
   Financial Futures Contracts                                   164,104               --           --          164,104
   Forward Exchange Contracts                                         --          507,017           --          507,017

   Swaps                                                              --          330,486           --          330,486
LIABILITIES:
   Forward Exchange Contracts                                         --          362,289           --          362,289
   Swaps                                                              --          175,995           --          175,995
FRANKLIN REAL RETURN FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Diversified Financials                             $         --   $       78,330   $       --   $       78,330
         Other Equity Investments(b)                          22,840,803               --           --       22,840,803
      Senior Floating Rate Interests                                  --          376,837           --          376,837
      Corporate Bonds                                                 --       21,827,067           --       21,827,067
      Foreign Government and Agency Securities                        --       49,126,154           --       49,126,154
      U.S. Government and Agency Securities                           --      284,947,760           --      284,947,760
      Short Term Investments                                          --       50,947,396           --       50,947,396
                                                            ------------   --------------   ----------   --------------
         Total Investments in Securities                    $ 22,840,803   $  407,303,544   $       --   $  430,144,347
                                                            ------------   --------------   ----------   --------------
   Forward Exchange Contracts                                         --        1,027,933           --        1,027,933
LIABILITIES:
   Forward Exchange Contracts                                         --           13,096           --           13,096
FRANKLIN TOTAL RETURN FUND
   Investments in Securities:
      Equity Investments:(a)
         Automobiles and Components                         $    275,875   $           --   $       --   $      275,875
         Diversified Financials                                       --          338,212           --          338,212
         Media                                                    40,769          815,605           --          856,374
      Convertible Bonds                                               --        3,993,500           --        3,993,500
      Corporate Bonds                                                 --      795,314,045           --      795,314,045
      Asset-Backed Securities and Commercial
         Mortgage-Backed Securities                                   --      249,178,503       25,299      249,203,802
      Mortgage-Backed Securities                                      --      599,372,110           --      599,372,110
      Foreign Government and Agency Securities                        --      372,702,325           --      372,702,325
      U.S. Government and Agency Securities                           --      228,347,140           --      228,347,140
      Senior Floating Rate Interests                                  --      120,276,987           --      120,276,987
      Municipal Bonds                                                 --       54,825,322           --       54,825,322
      Short Term Investments                                 145,211,022          860,544           --      146,071,566
                                                            ------------   --------------   ----------   --------------
         Total Investments in Securities                    $145,523,666   $2,426,024,293   $   25,299   $2,571,573,258
                                                            ------------   --------------   ----------   --------------
   Financial Futures Contracts                                 1,608,539               --           --        1,608,539
   Forward Exchange Contracts                                         --        6,640,535           --        6,640,535
   Swaps                                                              --          170,689           --          170,689
LIABILITIES:
   Financial Futures Contracts                                   738,087               --           --          738,087
   Forward Exchange Contracts                                         --        7,415,586           --        7,415,586
   Swaps                                                              --        3,031,451           --        3,031,451

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

At January 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the funds' fair value, were as follows:

                                 BALANCE AT     NET    NET CHANGE IN               TRANSFER                    NET CHANGE IN
                                  BEGINNING  REALIZED    UNREALIZED       NET      IN (OUT)     BALANCE    UNREALIZED APPRECIATION
                                     OF        GAIN     APPRECIATION   PURCHASES      OF       AT END OF  (DEPRECIATION) ON ASSETS
                                   PERIOD     (LOSS)   (DEPRECIATION)   (SALES)     LEVEL 3     PERIOD       HELD AT PERIOD END
                                 ----------  --------  --------------  ---------  ----------  ----------  ------------------------
FRANKLIN FLOATING RATE DAILY
ACCESS FUND
   ASSETS
      Equity Securities - Steel   $181,360      $--       $     --        $--     $       --  $  181,360          $     --
      Senior Floating Rate
         Interests - Auto Parts
         & Equipment                    --       --        508,744         --      3,606,583   4,115,327           508,744
                                  --------      ---       --------        ---     ----------  ----------          --------
          Total                   $181,360      $--       $508,744        $--     $3,606,583  $4,296,687          $508,744
                                  --------      ---       --------        ---     ----------  ----------          --------
FRANKLIN TOTAL RETURN FUND
   ASSETS
      Asset-Backed Securities
         and Commercial
         Mortgage-Backed
         Securities               $ 25,299      $--       $     --        $--     $       --  $   25,299          $     --
                                  --------      ---       --------        ---     ----------  ----------          --------

6. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Funds are currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST


By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010